UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                       Merrill Lynch Premier Institutional Fund
                       Merrill Lynch Institutional Fund
                       Merrill Lynch Institutional Tax-Exempt Fund
                       Merrill Lynch Government Fund
                       Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust
                       Master Premier Institutional Fund
                       Master Institutional Fund
                       Master Institutional Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name  and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer Merrill Lynch Funds for Institutions Series and Master
      Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ,
      08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

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MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
U.S.                    $  61,500,000   U.S. Treasury Notes ............................. 1.50%       03/31/06      $   60,589,493
Government &               80,000,000   U.S. Treasury Notes ............................. 2.50        09/30/06          78,696,872
Agency                    150,000,000   Fannie Mae ...................................... 2.11        08/26/05         149,995,992
Issues -- 14.0%            28,000,000   Fannie Mae ...................................... 1.88        09/15/05          27,986,440
                          156,000,000   Fannie Mae ...................................... 2.10        10/21/05         155,463,750
                           69,400,000   Fannie Mae ...................................... 2.25        02/28/06          68,727,687
                          162,000,000   Fannie Mae ...................................... 3.00        09/20/06         159,924,375
                           25,000,000   Fannie Mae ...................................... 3.55        01/30/07          24,742,188
                           44,900,000   Fannie Mae ...................................... 4.10        04/18/07          44,745,656
                           44,500,000   Federal Home Loan Banks ......................... 1.75        08/15/05          44,497,702
                          100,000,000   Federal Home Loan Banks ......................... 3.00        08/15/05         100,043,235
                           21,500,000   Federal Home Loan Banks ......................... 1.50        08/26/05          21,496,371
                           30,000,000   Federal Home Loan Banks ......................... 2.00        07/07/06          29,418,750
                           75,000,000   Federal Home Loan Banks ......................... 3.50        09/08/06          74,484,375
                           50,000,000   Federal Home Loan Banks ......................... 3.75        11/15/06          49,747,950
                           25,000,000   Federal Home Loan Banks ......................... 4.13        11/15/06          24,984,375
                          155,000,000   Federal Home Loan Banks ......................... 3.25        11/29/06         153,159,375
                           33,000,000   Federal Home Loan Banks ......................... 3.75        11/30/06          32,762,813
                           25,000,000   Federal Home Loan Banks ......................... 3.80        12/29/06          24,875,000
                          127,000,000   Federal Home Loan Banks ......................... 3.45        01/10/07         125,690,312
                           50,000,000   Federal Home Loan Banks ......................... 3.75        01/16/07          49,703,125
                           75,000,000   Federal Home Loan Banks ......................... 3.75        03/07/07          74,367,187
                           53,000,000   Federal Home Loan Banks ......................... 4.00        06/13/07          52,701,875
                          100,000,000   Freddie Mac ..................................... 2.15        10/28/05          99,575,810
                          125,000,000   Freddie Mac ..................................... 2.29        10/28/05         124,577,250
                          177,700,000   Freddie Mac ..................................... 2.41        11/04/05         177,112,684
                          170,000,000   Freddie Mac ..................................... 2.30        11/17/05         169,203,125
                           87,360,000   Freddie Mac ..................................... 2.20        12/01/05          86,930,355
                          140,000,000   Freddie Mac ..................................... 2.35        12/09/05         139,340,306
                          125,000,000   Freddie Mac ..................................... 2.50        12/15/05         124,279,000
                           37,200,000   Freddie Mac ..................................... 2.63        08/17/06          36,631,469
                          200,000,000   Freddie Mac ..................................... 3.01        11/09/06         197,167,600
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                                        TOTAL U.S. GOVERNMENT & AGENCY
                                        ISSUES (COST $2,802,120,097) ....................                            2,783,622,497
-----------------------------------------------------------------------------------------------------------------------------------
U.S.                      116,000,000   Federal Farm Credit Banks ....................... 3.38        02/20/08         115,970,365
Government                100,000,000   Federal Farm Credit Banks ....................... 3.39        03/20/08         100,000,000
Agency                     24,000,000   Federal Farm Credit Banks ....................... 3.38        06/20/08          23,992,985
Issues -- Variable        100,000,000   Federal Farm Credit Banks ....................... 3.35        07/17/08          99,970,416
Rate -- 2.6%              100,000,000   Federal Farm Credit Banks ....................... 3.33        01/14/09          99,932,997
                           80,000,000   Freddie Mac ..................................... 3.29        02/12/09          79,943,470
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                                        TOTAL U.S. GOVERNMENT AGENCY
                                        ISSUES -- VARIABLE RATE
                                        (COST $519,810,233) .............................                              519,810,233
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of           500,000,000   Credit Suisse, NY ............................... 3.30        08/08/05         500,000,000
Deposit -- 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL CERTIFICATES OF DEPOSIT
                                        (COST $500,000,000) .............................                              500,000,000
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

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MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                        INTEREST       MATURITY        VALUE
                FACE AMOUNT                                                               RATE*          DATE         (NOTE 1A)
===================================================================================================================================
Certificates of         $  14,000,000   First Tennessee Bank, N.A. ...................... 3.27%       11/10/05     $    14,001,777
Deposit -- Variable
Rate -- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL CERTIFICATES OF DEPOSIT --
                                        VARIABLE RATE
                                        (COST $14,001,777) ..............................                               14,001,777
-----------------------------------------------------------------------------------------------------------------------------------
Yankee                     50,000,000   Toronto Dominion Bank, NY ....................... 3.82        06/26/06          49,864,916
Certificates of
Deposit -- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                        (COST $50,002,198) ..............................                               49,864,916
-----------------------------------------------------------------------------------------------------------------------------------
Bank Notes --              50,000,000   National City Bank, Kentucky .................... 3.36        10/31/05          49,999,347
Variable
Rate -- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL BANK NOTES -- VARIABLE RATE
                                        (COST $49,999,347) ..............................                               49,999,347
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes --        215,000,000   Arlo III Limited, Series 2004 Notes ............. 3.64        07/27/06         215,000,000
Variable                  118,000,000   ASIF Global Financing XXX ....................... 3.45        09/23/06         118,011,222
Rate -- 22.6%             150,000,000   CC (USA) Inc., (Centauri) ....................... 3.32        05/15/06         149,995,050
                           47,000,000   Dorada Finance Inc. ............................. 3.32        05/18/06          46,994,642
                          300,000,000   Fifth Third Bank ................................ 3.42        08/23/06         299,993,670
                           50,000,000   Harwood Street Funding I, LLC ................... 3.48        09/20/05          50,000,000
                          100,000,000   Harwood Street Funding II, LLC .................. 3.51        06/25/06         100,000,000
                           58,000,000   HSBC Finance Inc. ............................... 3.37        08/18/05          58,003,569
                          246,000,000   HSBC Finance Inc. ............................... 3.44        10/28/05         246,014,046
                          247,000,000   HSBC Finance Inc. ............................... 3.45        08/24/06         247,006,175
                           79,000,000   K2 (USA) LLC .................................... 3.35        12/12/05          78,990,283
                          140,000,000   K2 (USA) LLC .................................... 3.39        12/15/05         139,975,920
                           80,000,000   K2 (USA) LLC .................................... 3.32        05/15/06          79,992,392
                           50,000,000   K2 (USA) LLC .................................... 3.32        05/17/06          49,995,150
                          150,000,000   Lehman Brothers Holdings Inc. ................... 3.47        08/22/06         150,043,350
                           63,000,000   Links Finance LLC ............................... 3.37        12/14/05          63,002,142
                          200,000,000   Links Finance LLC ............................... 3.33        05/02/06         199,992,000
                           85,000,000   Links Finance LLC ............................... 3.32        05/22/06          84,994,475
                          125,500,000   Metropolitan Life Global Funding I .............. 3.33        08/04/06         125,483,685
                          108,000,000   Metropolitan Life Global Funding I .............. 3.43        08/15/06         108,038,113
                           50,000,000   Morgan Stanley .................................. 3.51        08/15/05          50,000,000
                          140,000,000   Nationwide Building Society ..................... 3.51        07/28/06         140,000,434
                          215,000,000   Northern Rock Plc ............................... 3.41        07/07/06         215,004,300
                          235,500,000   Pfizer Inc. ..................................... 3.15        11/04/05         235,519,546
                           50,000,000   Premier Asset Collateralized
                                          Entity, LLC ................................... 3.37        02/15/06          49,996,400
                          150,000,000   Premium Asset Trust, Series
                                           2004-1 ....................................... 3.40        07/14/06         150,008,235
                          292,600,000   Procter & Gamble Co. ............................ 3.34        07/10/06         292,594,733
                          140,000,000   Racers Series 2004-1-MM Trust
                                           Certificates ................................. 3.44        02/27/06         140,000,000
                          250,000,000   Sigma Finance Inc. .............................. 3.33        05/16/06         249,976,000
                           51,200,000   Stanfield Victoria Finance LTD. ................. 3.31        05/09/06          51,195,592
                           38,500,000   Stanfield Victoria Finance LTD. ................. 3.36        05/10/06          38,498,579

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
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MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                        INTEREST       MATURITY        VALUE
                FACE AMOUNT                                                               RATE*          DATE         (NOTE 1A)
===================================================================================================================================

Corporate Notes --     $   13,500,000   Stanfield Victoria Finance LTD. ................. 3.32%       05/15/06      $   13,498,716
Variable Rate             124,000,000   Westpac Banking Corp. ........................... 3.40        07/11/06         123,992,560
(continued)                80,000,000   White Pine Corporation .......................... 3.37        09/15/05          79,999,014
                           61,000,000   White Pine Corporation .......................... 3.41        09/23/05          60,998,406
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL CORPORATE NOTES -- VARIABLE RATE
                                        (COST $4,502,699,778) ...........................                            4,502,808,399
-----------------------------------------------------------------------------------------------------------------------------------
Extendable                225,000,000   Citibank Credit Card Issuance Trust ............. 3.29        08/09/05         224,835,500
Commercial                375,000,000   Citibank Credit Card Issuance Trust ............. 3.30        08/11/05         374,656,250
Notes -- 11.1%            126,000,000   Motown Notes Program, Series
                                           2002-1 ....................................... 3.48        09/20/05         125,391,000
                          100,000,000   Georgetown Funding Co. LLC ...................... 3.25        08/04/05          99,972,917
                           96,750,000   Georgetown Funding Co. LLC ...................... 3.38        08/23/05          96,550,157
                          100,965,000   Georgetown Funding Co. LLC ...................... 3.38        08/24/05         100,746,972
                          260,000,000   Park Granada LLC ................................ 3.30        08/10/05         259,785,500
                          170,000,000   Park Granada LLC ................................ 3.31        08/11/05         169,843,694
                          404,000,000   Park Granada LLC ................................ 3.47        09/19/05         402,091,885
                          100,000,000   Strand Capital LLC .............................. 3.32        08/01/05         100,000,000
                          100,000,000   Strand Capital LLC .............................. 3.32        08/02/05          99,990,778
                           75,000,000   Strand Capital LLC .............................. 3.52        09/26/05          74,589,333
                           75,000,000   Strand Capital LLC .............................. 3.50        10/05/05          74,507,827
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL EXTENDABLE COMMERCIAL NOTES
                                        (COST $2,202,980,028) ...........................                            2,202,961,813
-----------------------------------------------------------------------------------------------------------------------------------
Master Notes --            50,000,000   GE Life and Annuity Assurance
Variable                                   Co. (a) ...................................... 3.41        10/03/05          50,000,000
Rate -- 8.2%               50,000,000   GE Life and Annuity Assurance
                                           Co. (a) ...................................... 3.43        11/01/05          50,000,000
                           50,000,000   Hartford Life Insurance Co. (a) ................. 3.42        12/01/05          50,000,000
                          100,000,000   ING USA Annuity and Life Insurance
                                           Co. (a) ...................................... 3.50        08/19/05         100,000,000
                          100,000,000   ING USA Annuity and Life Insurance
                                           Co. (a) ...................................... 3.57        12/23/05         100,000,000
                          100,000,000   ING USA Annuity and Life Insurance
                                           Co. (a) ...................................... 3.53        01/20/06         100,000,000
                          360,000,000   JP Morgan Chase & Co. (a) ....................... 3.42        08/19/05         360,000,000
                          210,000,000   Metropolitan Life Insurance
                                           Company (a) .................................. 3.41        09/01/05         210,000,000
                           60,000,000   Monumental Life Insurance Co. (a) ............... 3.49        02/15/06          59,647,217
                          136,000,000   New York Life Insurance Company (a) ............. 3.44        10/19/05         136,000,000
                          140,000,000   New York Life Insurance Company (a) ............. 3.44        11/17/05         140,000,000
                          250,000,000   New York Life Insurance Company (a) ............. 3.44        12/07/05         250,000,000
                           35,000,000   Travelers Insurance Company (The) (a) ........... 3.40        03/01/06          35,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL MASTER NOTES -- VARIABLE RATE
                                        (COST $1,641,000,000)............................                            1,640,647,217
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                 30,586,000   Atlantic Asset Securitization Corp. ............. 3.30        08/09/05          30,563,570
Paper -- 14.4%             30,000,000   Aspen Funding Corporation ....................... 3.30        08/09/05          29,978,000
                          195,757,000   Cancara Asset Securitization .................... 3.33        08/15/05         195,503,495
                           79,555,000   Chariot Funding LLC ............................. 3.30        08/10/05          79,489,367
                           83,449,000   Cobbler Funding LLC ............................. 3.34        08/15/05          83,340,609
                          101,627,000   Cobbler Funding LLC  ............................ 3.43        08/25/05         101,394,613

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
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MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                        INTEREST       MATURITY        VALUE
                FACE AMOUNT                                                               RATE*          DATE         (NOTE 1A)
===================================================================================================================================
Commercial              $ 119,530,000   Compass Securitization LLC ...................... 3.30%       08/10/05       $ 119,431,387
Paper                     250,000,000   Countrywide Home Loan ........................... 3.35        08/01/05         250,000,000
(continued)               150,000,000   FCAR Owner Trust ................................ 3.28        08/04/05         149,959,000
                          150,000,000   FCAR Owner Trust ................................ 3.47        09/16/05         149,334,917
                           24,100,000   Five Finance Incorporated ....................... 3.57        10/17/05          23,911,832
                           24,500,000   Five Finance Incorporated ....................... 3.57        10/18/05          24,306,141
                           76,000,000   Five Finance Incorporated ....................... 3.57        10/20/05          75,382,682
                          189,000,000   Galleon Capital, LLC ............................ 3.29        08/08/05         188,879,093
                          300,000,000   Georgetown Funding Co. LLC ...................... 3.23        08/02/05         299,973,083
                          100,000,000   Grenadier Funding LTD ........................... 3.44        08/25/05          99,770,667
                           77,836,000   Grenadier Funding LTD ........................... 3.52        09/23/05          77,432,637
                           75,237,000   Jupiter Securitization Corp. .................... 3.29        08/11/05          75,168,242
                           88,000,000   Lake Constance Funding LLC ...................... 3.32        08/15/05          87,886,382
                           56,650,000   Old Line Funding, LLC ........................... 3.25        08/03/05          56,639,772
                          100,000,000   Polonius, Inc. .................................. 3.30        08/10/05          99,917,500
                          100,000,000   Polonius, Inc. .................................. 3.33        08/15/05          99,870,500
                           25,077,000   Romulus Funding Corporation ..................... 3.30        08/09/05          25,058,610
                          200,000,000   Scaldis Capital LLC ............................. 3.33        08/15/05         199,741,000
                           27,150,000   Sigma Finance Inc. .............................. 3.26        08/01/05          27,150,000
                           52,000,000   Solitaire Funding LLC ........................... 3.31        08/11/05          51,952,189
                           41,841,000   Thunder Bay Funding, LLC ........................ 3.25        08/08/05          41,814,559
                           80,000,000   Verizon Global Funding .......................... 3.26        08/03/05          79,985,511
                           35,350,000   Windmill Funding Corp. .......................... 3.31        08/15/05          35,304,497
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                                        TOTAL COMMERCIAL PAPER
                                        (COST $2,859,162,735) ...........................                            2,859,139,855
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                197,200,000   Morgan Stanley .................................. 3.39        02/21/06         197,200,000
Paper -- Variable         234,000,000   Morgan Stanley .................................. 3.39        03/03/06         234,000,000
Rate -- 3.3%              227,300,000   Morgan Stanley .................................. 3.39        03/07/06         227,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COMMERCIAL PAPER --
                                        VARIABLE RATE
                                        (COST $658,500,000) .............................                              658,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Debt       235,000,000   Blue Heron IX, Class A .......................... 3.49        02/22/06         235,000,000
Obligation --             125,000,000   Blue Heron IX, Class A .......................... 3.49        02/22/06         125,000,000
Variable Rate -- 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COLLATERALIZED DEBT
                                        OBLIGATION -- VARIABLE RATE
                                        (COST $360,000,000) .............................                              360,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized            100,000,000   Barclays Capital Inc.,
Advancements --                            purchased on 07/29/05 ........................ 3.36        08/01/05         100,000,000
5.3%                      300,000,000   Deutsche Bank Securities Inc.,
                                           purchased on 07/29/05 ........................ 3.37        08/01/05         300,000,000
                          150,000,000   Goldman Sachs & Company,
                                           purchased on 07/29/05 ........................ 3.43        08/01/05         150,000,000
                          500,000,000   Morgan Stanley & Co., Inc.,
                                           purchased on 07/29/05 ........................ 3.36        08/01/05         500,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COLLATERALIZED ADVANCEMENTS
                                        (COST $1,050,000,000) ...........................                            1,050,000,000
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

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
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MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
Time               $      400,000,000   Societe Generale ................................ 3.31%       08/01/05     $   400,000,000
Deposits -- 7.4%          671,779,000   SunTrust Bank ................................... 3.28        08/01/05         671,779,000
                          400,000,000   West LB AG ...................................... 3.32        08/01/05         400,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL TIME DEPOSITS
                                        (COST $1,471,779,000) ...........................                            1,471,779,000
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase                650,000,000   Goldman Sachs & Company,
Agreements -- 5.8%                         purchased on 07/29/05 ........................ 3.30        08/01/05         650,000,000
                          500,000,000   UBS Securities LLC,
                                           purchased on 07/29/05 ........................ 3.30        08/01/05         500,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL REPURCHASE AGREEMENTS
                                        (COST $1,150,000,000) ...........................                            1,150,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENTS -- 99.7%
                                        (COST $19,832,055,193) ..........................                           19,813,135,054
-----------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ASSETS LESS LIABILITIES -- 0.3% ...........                               65,008,987
-----------------------------------------------------------------------------------------------------------------------------------
                                        NET ASSETS ......................................                          $19,878,144,041
===================================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At July 31, 2005, net unrealized depreciation amounted to $18,920,140 and is comprised of $173,347 in appreciation and $19,093,487 in depreciation.

*    Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.

     Additional information on each holding is as follows:

                          SECURITY                                             ACQUISITION DATE                 COST
        GE LIFE AND ANNUITY ASSURANCE CO.
                3.41%, 10/03/05 ...........................................       09/28/04                $ 50,000,000
                3.43%, 11/01/05 ...........................................       11/01/04                $ 50,000,000
        HARTFORD LIFE INSURANCE CO.
                3.42%, 12/01/05 ...........................................       11/30/04                $ 50,000,000
        ING USA ANNUITY AND LIFE INSURANCE CO.
                3.50%, 08/19/05 ...........................................       07/16/04                $100,000,000
                3.57%, 12/23/05 ...........................................       11/23/04                $100,000,000
                3.53%, 01/20/06 ...........................................       01/20/05                $100,000,000
        J.P. MORGAN CHASE & CO.
                3.42%, 08/19/05 ...........................................       11/23/04                $360,000,000
        METROPOLITAN LIFE INSURANCE CO.
                3.41%, 09/01/05 ...........................................       08/30/04                $210,000,000
        MONUMENTAL LIFE INSURANCE CO.
                3.49%, 02/15/06 ...........................................       02/17/05                $ 59,647,217
        NEW YORK LIFE INSURANCE CO.
                3.44%, 10/19/05 ...........................................       10/20/04                $136,000,000
                3.44%, 11/17/05 ...........................................       11/18/04                $140,000,000
                3.44%, 12/07/05 ...........................................       12/03/04                $250,000,000
        TRAVELERS INSURANCE CO. (THE)
                3.40%, 03/01/06 ...........................................       03/01/05                $ 35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,640,647,217 or 8.3% of net assets.


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

-----------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
U.S.                     $ 41,000,000   U.S. Treasury Notes...............................1.63%       10/31/05        $ 40,814,233
Government &               20,000,000   U.S. Treasury Notes...............................2.50        09/30/06          19,674,218
Agency                     50,000,000   Fannie Mae........................................2.11        08/26/05          49,998,664
Issues -- 8.7%             50,000,000   Fannie Mae........................................1.88        09/15/05          49,990,067
                           50,000,000   Fannie Mae........................................2.10        10/21/05          49,828,125
                           15,000,000   Fannie Mae........................................3.55        01/30/07          14,845,312
                           15,881,000   Fannie Mae........................................3.13        05/04/07          15,598,120
                           52,800,000   Federal Home Loan Banks...........................1.75        08/15/05          52,797,842
                           50,000,000   Federal Home Loan Banks...........................1.50        08/26/05          49,993,244
                           25,000,000   Federal Home Loan Banks...........................3.50        09/08/06          24,828,125
                           38,400,000   Federal Home Loan Banks...........................3.13        09/15/06          37,980,000
                           50,000,000   Federal Home Loan Banks...........................3.25        11/29/06          49,406,250
                           15,000,000   Federal Home Loan Banks...........................3.75        11/30/06          14,892,188
                           15,000,000   Federal Home Loan Banks...........................3.80        12/29/06          14,925,000
                           35,000,000   Federal Home Loan Banks...........................3.45        01/10/07          34,639,062
                           25,000,000   Federal Home Loan Banks...........................3.75        01/16/07          24,851,563
                           25,000,000   Federal Home Loan Banks...........................3.75        03/07/07          24,789,063
                           15,000,000   Federal Home Loan Banks...........................4.00        07/13/07          14,915,625
                           25,000,000   Freddie Mac.......................................2.29        10/28/05          24,915,450
                           30,000,000   Freddie Mac.......................................2.30        11/17/05          29,859,375
                           24,000,000   Freddie Mac.......................................2.50        11/25/05          23,880,074
                           30,000,000   Freddie Mac.......................................2.35        12/09/05          29,858,637
                           25,000,000   Freddie Mac.......................................2.50        12/15/05          24,855,800
                           45,000,000   Freddie Mac.......................................2.40        07/28/06          44,251,740
                           25,000,000   Freddie Mac.......................................3.75        11/15/06          24,873,975
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL U.S. GOVERNMENT & AGENCY ISSUES
                                        (COST $791,349,778)...............................                             787,261,752
-----------------------------------------------------------------------------------------------------------------------------------
U.S.                      325,000,000   Fannie Mae........................................3.31        08/17/05         324,995,722
Government                500,000,000   Fannie Mae........................................3.37        08/29/05         499,981,673
Agency                    282,500,000   Fannie Mae........................................3.39        10/03/05         282,402,538
Issues -- Variable         20,000,000   Federal Farm Credit Banks.........................3.29        02/12/07          19,996,934
Rate -- 25.9%              50,000,000   Federal Home Loan Banks...........................3.25        08/02/05          49,999,979
                          100,000,000   Federal Home Loan Banks...........................3.24        10/03/05          99,991,981
                          398,000,000   Federal Home Loan Banks...........................3.12        05/10/06         397,830,928
                          340,000,000   Federal Home Loan Banks...........................3.15        05/19/06         339,824,227
                          323,000,000   Federal Home Loan Banks...........................3.21        06/01/06         322,813,041
                           20,000,000   Freddie Mac.......................................3.29        02/12/09          19,985,868
----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL U.S. GOVERNMENT AGENCY
                                        ISSUES -- VARIABLE RATE
                                        (COST $2,357,888,541).............................                           2,357,822,891
----------------------------------------------------------------------------------------------------------------------------------
Euro                       50,000,000   Barclays Bank Plc.................................4.06        07/25/06          49,962,385
Certificates of            25,000,000   HBOS Treasury Services Plc........................3.75        07/11/06          24,909,362
Deposit -- 0.8%
----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL EURO CERTIFICATES OF DEPOSIT
                                        (Cost $75,000,000)................................                              74,871,747
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
Yankee                  $  35,000,000   Banco Bilbao Vizcaya, Argentaria S.A..............3.26%       02/08/06       $  34,869,149
Certificates of           125,000,000   Canadian Imperial Bank of
Deposit -- 5.8%                           Commerce, NY....................................3.72        04/21/06         124,675,612
                          150,000,000   Credit Suisse, NY.................................3.29        08/05/05         150,000,000
                           50,000,000   Credit Suisse, NY.................................3.23        08/24/05          50,000,000
                           50,000,000   HBOS Treasury Services, Plc.......................3.83        04/24/06          49,907,380
                           25,000,000   HBOS Treasury Services, Plc.......................3.85        06/30/06          24,937,767
                           25,000,000   Toronto Dominion Bank, NY.........................3.66        06/06/06          24,905,750
                           65,000,000   Toronto Dominion Bank, NY.........................3.82        06/20/06          64,829,993
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                        (COST $525,000,270)...............................                             524,125,651
-----------------------------------------------------------------------------------------------------------------------------------
Bank Notes --             150,000,000   Bank of America, N.A..............................3.32        12/15/05         149,999,978
Variable
Rate -- 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL BANK NOTES -- VARIABLE RATE
                                        (COST $149,999,978) ..............................                             149,999,978
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes --         35,000,000   ASIF Global Financing XXX.........................3.45        08/23/06          35,003,328
Variable                  100,000,000   Canadian Imperial Bank of Commerce................3.45        08/15/06         100,000,000
Rate -- 8.5%              100,000,000   General Electric Capital Corp.....................3.51        08/17/06         100,137,100
                          122,500,000   Goldman Sachs Group, Inc..........................3.38        08/15/06         122,511,270
                           68,000,000   HSBC Finance Inc..................................3.44        10/28/05          68,003,883
                           91,000,000   HSBC Finance Inc..................................3.45        08/24/06          91,002,275
                           37,500,000   Metropolitan Life Global Funding I................3.33        08/04/06          37,495,125
                           28,000,000   Metropolitan Life Global Funding I................3.43        08/15/06          28,009,881
                           31,500,000   Nationwide Building Society.......................3.51        07/28/06          31,500,098
                           56,000,000   Northern Rock Plc.................................3.41        07/07/06          56,001,120
                           77,000,000   Procter & Gamble Company..........................3.34        07/10/06          76,998,614
                           25,000,000   Westpac Capital Corp..............................3.40        07/11/06          24,998,500
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL CORPORATE NOTES -- VARIABLE RATE
                                        (COST $771,499,164)...............................                             771,661,194
-----------------------------------------------------------------------------------------------------------------------------------
Medium Term                50,000,000   Beta Finance Inc..................................3.32        05/17/06          49,998,255
Notes -- Variable          62,700,000   Pfizer, Inc.......................................3.15        11/04/05          62,705,204
Rate -- 2.9%              100,000,000   Sigma Finance Inc.................................3.36        08/16/05          99,998,562
                           34,000,000   Stanfield Victoria Finance Ltd....................3.31        05/09/06          33,997,073
                           20,000,000   Stanfield Victoria Finance Ltd....................3.36        05/10/06          19,999,262
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL MEDIUM TERM NOTES -- VARIABLE RATE
                                        (COST $266,687,239) ..............................                             266,698,356
-----------------------------------------------------------------------------------------------------------------------------------
Master Notes --            45,000,000   GE Life and Annuity Assurance
Variable                                  Co. (a).........................................3.41        10/03/05          45,000,000
Rate -- 6.5%               80,000,000   Hartford Life Insurance Co. (a)...................3.41        05/01/06          80,000,000
                          100,000,000   ING USA Annuity and Life Insurance
                                          Co. (a).........................................3.50        08/19/05         100,000,000
                           30,000,000   ING USA Annuity and Life Insurance
                                          Co. (a).........................................3.48        08/18/06          30,000,000
                           40,000,000   Monumental Life Insurance Co. (a).................3.49        02/15/06          39,600,000
                          130,000,000   Monumental Life Insurance Co. (a).................3.50        05/22/06         130,000,000
                           35,000,000   New York Life Insurance Company (a)...............3.44        10/19/05          35,000,000
                           40,000,000   New York Life Insurance Company (a)...............3.44        11/17/05          40,000,000
                           45,000,000   New York Life Insurance Company (a)...............3.40        05/26/06          45,000,000
                           50,000,000   United of Omaha Life Insurance
                                          Company (a).....................................3.56        04/27/06          50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL MASTER NOTES -- VARIABLE RATE
                                        (COST $595,000,000) ..............................                             594,600,000
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
Commercial              $  40,000,000   Amsterdam Funding Corp............................3.25%       08/08/05       $  39,974,722
Paper -- 20.6%            100,000,000   Amsterdam Funding Corp............................3.41        08/23/05          99,791,611
                           25,000,000   Amsterdam Funding Corp............................3.44        09/07/05          24,911,611
                           91,000,000   Aspen Funding Corporation.........................3.40        08/26/05          90,785,139
                          100,000,000   CAFCO, LLC........................................3.43        09/06/05          99,657,000
                           50,000,000   CBA (Delaware) Finance Inc........................3.19        08/22/05          49,906,958
                           65,193,000   Chariot Funding LLC...............................3.40        08/22/05          65,063,701
                           70,215,000   Chariot Funding LLC...............................3.39        08/23/05          70,069,538
                          100,000,000   Clipper Receivables Company, LLC..................3.35        08/18/05          99,841,805
                          109,900,000   Compass Securitization LLC........................3.36        08/17/05         109,735,883
                           40,000,000   Compass Securitization LLC........................3.40        08/22/05          39,920,667
                           50,000,000   Falcon Asset Securitization.......................3.36        08/19/05          49,916,000
                          101,583,000   Falcon Asset Securitization.......................3.46        09/19/05         101,104,600
                           50,000,000   FCAR Owner Trust..................................3.24        08/05/05          49,982,000
                          101,309,000   Jupiter Securitization Corp.......................3.39        08/23/05         101,099,121
                           45,096,000   Jupiter Securitization Corp.......................3.39        08/24/05          44,998,330
                           15,438,000   Jupiter Securitization Corp.......................3.40        08/24/05          15,404,465
                           75,240,000   Jupiter Securitization Corp.......................3.43        08/29/05          75,039,276
                           60,000,000   Jupiter Securitization Corp.......................3.43        08/30/05          59,834,217
                          200,000,000   Ranger Funding Co., LLC...........................3.28        08/05/05         199,927,111
                          100,000,000   Ranger Funding Co., LLC...........................3.38        08/22/05          99,802,833
                           61,988,000   Santander Centrale Hispano
                                          (Delaware) Inc..................................3.18        08/18/05          61,894,915
                           40,000,000   Verizon Global Funding Corp.......................3.26        08/03/05          39,992,756
                           55,000,000   Windmill Funding Corp.............................3.25        08/05/05          54,980,139
                           70,000,000   Windmill Funding Corp.............................3.44        09/07/05          69,752,511
                           62,500,000   Yorktown Capital LLC..............................3.37        08/22/05          62,377,135
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COMMERCIAL PAPER
                                        (COST $1,875,764,044).............................                           1,875,764,044
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                 45,500,000   Morgan Stanley....................................3.39        02/21/06          45,500,000
Paper --                   52,000,000   Morgan Stanley....................................3.39        03/03/06          52,000,000
Variable                   24,400,000   Morgan Stanley....................................3.39        03/07/06          24,400,000
Rate -- 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COMMERCIAL PAPER -- VARIABLE RATE
                                        (COST $121,900,000)...............................                             121,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Time                      200,000,000   Deutsche Bank AG, Cayman..........................3.31        08/01/05         200,000,000
Deposits -- 6.1%          353,751,000   SunTrust Bank, Cayman.............................3.28        08/01/05         353,751,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL TIME DEPOSITS
                                        (COST $553,751,000)...............................                             553,751,000
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Debt        91,000,000   Blue Heron IX, Class A............................3.49        02/22/06          91,000,000
Obligation --              73,000,000   Permanent Financing (No. 7) Plc...................3.31        03/10/06          72,924,219
Variable Rate -- 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COLLATERALIZED DEBT
                                        OBLIGATION -- VARIABLE RATE
                                        (COST $164,000,000)...............................                             163,924,219
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized            100,000,000   Barclays Capital Inc.,
Advancements                              purchased on 07/29/05...........................3.36        08/01/05         100,000,000
-- 5.2%                   175,000,000   Citigroup Global Markets Inc.,
                                          purchased on 07/29/05...........................3.41        08/01/05         175,000,000
                          100,000,000   Goldman Sachs & Company,
                                          purchased on 07/29/05...........................3.38        08/01/05         100,000,000
                          100,000,000   Goldman Sachs & Company,
                                          purchased on 07/29/05...........................3.43        08/01/05         100,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL COLLATERALIZED ADVANCEMENTS
                                        (COST $475,000,000)...............................                             475,000,000
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                         INTEREST     MATURITY           VALUE
                FACE AMOUNT                                                                RATE*       DATE             (NOTE 1A)
===================================================================================================================================
Repurchase              $ 350,000,000   Goldman Sachs & Company, Agreements -- 3.9%
                                          purchased on 07/29/05...........................3.30%       08/01/05       $ 350,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL REPURCHASE AGREEMENTS
                                        (COST $350,000,000)...............................                             350,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENTS -- 99.7%
                                        (COST $9,072,840,014).. ..........................                           9,067,380,832
-----------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ASSETS LESS LIABILITIES -- 0.3%                                           23,321,114
-----------------------------------------------------------------------------------------------------------------------------------
                                        NET ASSETS........................................                         $ 9,090,701,946
===================================================================================================================================
Note--Costs for federal income tax purposes are the same as those shown above. At July 31, 2005, net unrealized depreciation amounted to $5,459,182 and is comprised of $180,908 in appreciation and $5,640,090 in depreciation.

*    Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)  Restricted securities--Investment in securities not registered under the Securities Act of 1933.

     Additional information on each holding is as follows:

                                 SECURITY                                              ACQUISITION DATE          COST
     GE LIFE AND ANNUITY ASSURANCE CO.
        3.41%, 10/03/05...........................................................         09/28/04          $ 45,000,000
     HARTFORD LIFE INSURANCE CO.
        3.41%, 05/01/06...........................................................         05/02/05          $ 80,000,000
     ING USA ANNUITY AND LIFE INSURANCE CO.
        3.48%, 08/18/06...........................................................         07/18/05          $ 30,000,000
        3.50%, 08/19/05...........................................................         07/16/04          $100,000,000
     MONUMENTAL LIFE INSURANCE CO.
        3.49%, 02/15/06...........................................................         02/17/05          $ 39,600,000
        3.50%, 05/22/06...........................................................         04/22/05          $ 40,000,000
        3.50%, 05/22/06...........................................................         05/02/05          $ 90,000,000
     NEW YORK LIFE INSURANCE CO.
        3.40%, 05/26/06...........................................................         05/27/05          $ 45,000,000
        3.44%, 10/19/05...........................................................         10/20/04          $ 35,000,000
        3.44%, 11/17/05...........................................................         11/18/04          $ 40,000,000
     UNITED OF OMAHA LIFE INSURANCE CO.
        3.56%, 04/27/06...........................................................         04/27/05          $ 50,000,00

     The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $594,600,000 or 6.5% of net assets.

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Alabama -- 2.9%  $     7,500,000        Athens-Limestone County Health Care Authority VRDN
                                          2.36% due 05/01/2015 (a)................................................ $      7,500,000
                       1,695,000        Birmingham, Alabama Public Park & Recreation Board
                                          Revenue (YMCA Project) VRDN 2.38% due 06/01/2016 (a)....................        1,695,000
                       4,795,000        Birmingham, Alabama Waterworks & Sewer Board
                                          (Water & Sewer Revenue Floaters -- Series 947) VRDN 2.36%
                                          due 01/01/2033 (a)(b)...................................................        4,795,000
                      30,000,000        Columbia, Alabama IDB Revenue (Alabama Power Co.)
                                          VRDN 2.39% due 11/01/2021 (a)...........................................       30,000,000
                      35,000,000        Decatur, Alabama IDB Revenue VRDN 2.42% due 08/01/2036 (a)................       35,000,000
                       7,150,000        Decatur, Alabama IDB Revenue (Amoco Chemical Co. Project)
                                          DDN 2.40% due 11/01/2035 (a)............................................        7,150,000
                       7,255,000        Homewood, Alabama Medical Clinic Board Lease Revenue
                                          (Lakeshore Foundation Project) VRDN 2.43%
                                          due 11/01/2024 (a)......................................................        7,255,000
                                        Jefferson County, Alabama Sewer Revenue Warrants VRDN:
                      60,700,000          (Series B) 2.34% due 01/01/2027 (a).....................................       60,700,000
                      69,500,000          (Series B-7) 2.32% due 02/01/2042 (a)...................................       69,500,000
                      30,000,000          (Series C-3) 2.39% due 02/01/2040 (a)...................................       30,000,000
                      20,000,000          (Series C-4) 2.39% due 02/01/2040 (a)...................................       20,000,000
                      93,600,000          (Series C-6) 2.33% due 02/01/2040 (a)...................................       93,600,000
                       2,445,000        Tuscaloosa, Alabama Educational Building Authority Revenue
                                          (American Christian Education) VRDN 2.38%
                                          due 01/01/2023 (a)......................................................        2,445,000
                       6,700,000        Tuscaloosa County, Alabama IDA Solid Waste Disposal Revenue
                                          VRDN 2.42% due 09/01/2020 (a)...........................................        6,700,000
                                        University of Alabama General Revenue VRDN:
                       4,785,000          (Putters -- Series 477) 2.37% due 07/01/2012 (a)(b).....................        4,785,000
                      15,915,000          (Series C) 2.34% due 07/01/2034 (a).....................................       15,915,000
------------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.9%        44,000,000        Alaska IDA Revenue (ROCS RR II R 320) VRDN 2.37%
                                          due 04/01/2034 (a)(b)...................................................       44,000,000
                       4,000,000        Alaska Municipal Board Authority (ROCS RR II R 7525)
                                          VRDN 2.37% due 05/01/2024 (a)(b)........................................        4,000,000
                       4,150,000        Alaska State Housing Finance Corp. (Merlots -- A-08)
                                          VRDN 2.37% due 12/01/2025 (a)(b)........................................        4,150,000
                       4,990,000        Anchorage, Alaska (ROCS RR II R 6034) VRDN 2.37%
                                          due 12/01/2024 (a)(b)...................................................        4,990,000
                      19,495,000        Anchorage, Alaska Electric Utility Revenue (Anchorage
                                          Municipal Light & Power -- Series D) VRDN 2.35%
                                          due 12/01/2026 (a)......................................................       19,495,000
                       2,300,000        Valdez, Alaska Marine Term Revenue (Philips Transportation
                                          Project) FXRDN 3.03% due 05/01/2006.....................................        2,300,000
                                        Valdez, Alaska Marine Term Revenue (Philips Project) FXRDN:
                       1,000,000          (Series A) 3.00% due 06/01/2006.........................................        1,000,812
                      26,000,000          (Series A) 3.00% due 05/01/2006.........................................       26,000,000
                      18,375,000          (Series B) 3.00% due 05/01/2006.........................................       18,375,000
------------------------------------------------------------------------------------------------------------------------------------
Arizona -- 1.2%       13,400,000        Apache County, Arizona IDA IDR (Tucson Electric Power --
                                          Springerville Project -- Series A)
                                          VRDN 2.30% due 12/15/2018 (a)...........................................       13,400,000
                       3,000,000        Arizona School Facilities Board Certificate Partnership
                                          VRDN 2.37% due 09/01/2017 (a)...........................................        3,000,000

                                                                1

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Arizona          $     2,400,000        Arizona School Facilities Board Certificate Partnership
(continued)                               (Putters -- Series 940) VRDN 2.37% due 03/01/2011 (a)(b)................ $      2,400,000
                       2,630,000        Arizona State University Certificate Partnership VRDN 2.37%
                                          due 09/01/2012 (a)......................................................        2,630,000
                      23,000,000        Maricopa County, Arizona IDA Health Facilities Revenue
                                          (Putters -- Series 420) VRDN 2.39% due 01/01/2010 (a)(b)................       23,000,000
                       5,200,000        Mesa, Arizona Utility System Revenue (Putters -- Series 960)
                                          VRDN 2.37% due 01/01/2013 (a)(b)........................................        5,200,000
                      98,515,283        Phoenix, Arizona IDA S/F Housing Notes (Series A) FXRDN
                                          3.34% due 05/01/2006....................................................       98,515,283
                      19,906,000        Salt River Project, Arizona Electric System Revenue CP 2.42%
                                          due 08/01/2005..........................................................       19,906,000
------------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 1.2%       7,000,000        Arkansas State Development Finance Authority Environmental
                                          Facilities Revenue (Teris LLC Project) VRDN 2.39%
                                          due 03/01/2021 (a)......................................................        7,000,000
                       3,750,000        Arkansas State Development Finance Authority M/F Housing
                                          Revenue (Chapel Ridge -- Series C) VRDN 2.43%
                                          due 05/01/2031 (a)......................................................        3,750,000
                      79,086,070        Arkansas State Development Finance Authority S/F Housing
                                          Revenue FXRDN 3.38% due 09/01/2005......................................       79,086,070
                      52,225,000        Arkansas State Development Finance Authority S/F Housing
                                          Revenue (Floaters -- Series 1139) VRDN 2.41%
                                          due 02/01/2008 (a)(b)...................................................       52,225,000
                      10,000,000        North Little Rock, Arkansas Health Facilities Board Revenue
                                          (Baptist Health -- Series B) VRDN 2.36%
                                          due 12/01/2021 (a)......................................................       10,000,000
                       6,650,000        Pulaski County, Arkansas Public Facilities Board M/F Revenue
                                          (Chapel Ridge -- South West) VRDN 2.41%
                                          due 10/01/2034 (a)......................................................        6,650,000
------------------------------------------------------------------------------------------------------------------------------------
California -- 0.6%     9,735,000        California State (Merlots B-45) VRDN 2.36%
                                          due 10/01/2029 (a)......................................................        9,735,000
                      15,100,000        California State Municipal Securities Trust Certificates (SGA 119)
                                          DDN 2.34% due 09/01/2028 (a)(b).........................................       15,100,000
                       9,820,000        California Statewide Community Development Authority Revenue
                                          (Floaters -- Series 909) VRDN 2.33% due 08/15/2023 (a)(b)...............        9,820,000
                      40,280,000        Los Angeles, California S/F Home Mortgage Revenue
                                          FXRDN 3.34% due 10/01/2005..............................................       40,280,000
------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 2.7%       4,000,000        Arvada, Colorado Utility IPMS Water Enterprise Revenue
                                          (Dexia Public Finance) VRDN 2.55% due 11/01/2020 (a)....................        4,000,000
                       5,050,000        Castle Pines North Metropolitan District VRDN 2.45%
                                          due 12/01/2028 (a)(b)...................................................        5,050,000
                       7,330,000        Colorado Department of Transportation Revenue
                                          (Putters -- Series 318) VRDN 2.37% due 06/15/2015 (a)(b)................        7,330,000
                       9,587,500        Colorado Department of Transportation Revenue
                                          (Floaters -- Series 1009) VRDN 2.36%
                                          due 12/15/2016 (a)(b)...................................................        9,587,500
                      11,680,000        Colorado Educational & Cultural Facilities Authority Revenue
                                          (Charolette Jewish LLC Project -- Series A) VRDN 2.40%
                                          due 09/01/2035 (a)......................................................       11,680,000
                      11,215,000        Colorado Educational & Cultural Facilities Authority Revenue
                                          (National Jewish Board Program -- Series C-1) DDN 2.33%
                                          due 09/01/2035 (a)......................................................       11,215,000

                                                                2

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Colorado         $    15,000,000        Colorado Educational & Cultural Facilities Authority Revenue
(continued)                               (Student Housing -- Fuller Project) VRDN 2.45%
                                          due 08/01/2035 (a)...................................................... $     15,000,000
                       9,875,000        Colorado Health Facilities Authority Revenue (Christian Living
                                          Campus -- Series C) VRDN 2.37% due 01/01/2037 (a).......................        9,875,000
                      59,500,000        Colorado Housing & Finance Authority S/F (Series I-B-2)
                                          VRDN 2.37% due 05/01/2034 (a)...........................................       59,500,000
                      21,790,000        Colorado Springs School District (No. 11 Facilities Corp.)
                                          VRDN 2.35% due 12/01/2017 (a)...........................................       21,790,000
                       5,310,000        Colorado State Board of Governors University Enterprise System
                                          Revenue (Putters -- Series 926) VRDN 2.37%
                                          due 03/01/2013 (a)(b)...................................................        5,310,000
                      18,745,000        Colorado Student Educational Loan Program
                                          (Floaters -- Series L49J) VRDN 2.40% due 08/09/2005 (a)(b)..............       18,745,000
                       5,555,000        Denver, Colorado City & County Airport Revenue (Merlots --
                                          Series A-61) VRDN 2.42% due 11/15/2012 (a)(b)...........................        5,555,000
                      29,200,000        Denver, Colorado City & County Airport Revenue (Series B)
                                          VRDN 2.43% due 11/15/2024 (a)...........................................       29,200,000
                       2,365,000        Denver, Colorado City & County Housing Revenue (Circle
                                          Village Project) VRDN 2.38% due 10/01/2029 (a)..........................        2,365,000
                      17,974,200        Denver, Colorado City & County S/F Mortgage Revenue
                                          (Series A) FXRDN 3.42% due 10/25/2005...................................       17,974,200
                                        E-470 Public Highway Authority Colorado Revenue VRDN:
                       3,000,000          (Floaters -- Series 997) 2.41% due 03/01/2036 (a)(b)....................        3,000,000
                       5,310,000          (Floaters -- Series 1064) 2.41% due 09/01/2029 (a)(b)...................        5,310,000
                       9,135,000        El Paso County, Colorado Certificate Partnership
                                          (ROCS RR II R 1050) VRDN 1.70% due 12/01/2020 (a)(b)....................        9,135,000
                       7,950,000        El Paso County, Colorado Certificate Partnership
                                          (ROCS RR II R 2002) VRDN 1.70% due 12/01/2019 (a)(b)....................        7,950,000
                       4,229,000        El Paso County, Colorado S/F Mortgage Revenue (Series A)
                                          FXRDN 2.41% due 11/01/2005..............................................        4,229,000
                       5,300,000        Goldsmith Metropolitan District Colorado VRDN 2.53%
                                          due 12/01/2034 (a)......................................................        5,300,000
                       4,995,000        Jefferson County, Colorado School District (Putters -- Series 674)
                                          VRDN 2.37% due 12/15/2012 (a)(b)........................................        4,995,000
                      28,100,000        Lower Colorado, River Authority Revenue CP 2.48% due
                                          08/05/2005..............................................................       28,100,000
                      10,700,000        Lower Colorado, River Authority Revenue (Series A)
                                          CP 2.42% due 08/01/2005.................................................       10,700,000
                       3,290,000        Lower Colorado, River Authority Transmission Contract Revenue
                                          (Putters -- Series 623) VRDN 2.37% due 11/15/2009 (a)...................        3,290,000
                       6,830,000        Regional Transportation District Sales Tax Revenue (Series 679)
                                          VRDN 2.36% due 05/01/2010 (a)...........................................        6,830,000
                       4,230,000        Summit County, Colorado School District (Putters -- Series 646)
                                          VRDN 2.37% due 12/01/2012 (a)(b)........................................        4,230,000
                      16,240,000        Traer Creek, Colorado Metropolitan District Revenue
                                          VRDN 2.38% due 10/01/2021 (a)...........................................       16,240,000
                       4,620,000        University of Colorado Enterprise Systems Revenue
                                          (Eagle 720050046 CL-A) VRDN 2.37% due 06/01/2030 (a)(b).................        4,620,000
                       7,000,000        University of Colorado Enterprise Systems Revenue
                                          (Putters -- Series 862) VRDN 2.37% due 12/01/2012 (a)(b)................        7,000,000

                                                                3

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Colorado         $    10,450,000        Westminster, Colorado EDA Revenue (North Huron Urban
(continued)                               Renewal) VRDN 2.35% due 12/01/2028 (a).................................. $     10,450,000
------------------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.0%       4,755,000        Delaware State (ROCS RR II R 4045) VRDN 2.37%
                                          due 07/01/2012 (a)......................................................        4,755,000
------------------------------------------------------------------------------------------------------------------------------------
District of            5,395,000        District of Columbia (Merlots -- Series B-13) VRDN 2.37%
Columbia -- 1.1%                          due 06/01/2022 (a)(b)...................................................        5,395,000
                      66,340,000        District of Columbia Housing Finance Agency Mortgage
                                          Revenue S/F FXRDN 3.47% due 12/23/2005..................................       66,340,000
                       5,790,000        District of Columbia Housing Finance Agency Revenue
                                          (Putters -- Series 895) VRDN 2.37% due 01/01/2013 (a)(b)................        5,790,000
                       4,420,000        District of Columbia Revenue (Washington Very SPL Arts)
                                          VRDN 2.44% due 01/01/2027 (a)...........................................        4,420,000
                      47,200,000        District of Columbia Revenue Bond (American National Red
                                          Cross -- Series 00) CP 2.40% due 08/09/2005.............................       47,200,000
                      20,095,000        Washington D.C. Convention Center Authority Dedicated
                                          Tax Revenue (Floater Certificates -- Series 539) VRDN 2.36%
                                          due 10/01/2021 (a)(b)...................................................       20,095,000
------------------------------------------------------------------------------------------------------------------------------------
Florida -- 5.4%        7,255,000        Bay County, Florida Water System Revenue (ROCS RR II R 3037)
                                          VRDN 2.37% due 09/01/2022 (a)(b)........................................        7,255,000
                       5,000,000        Brevard County, Florida Health Facilities Authority Revenue
                                          (Wuesthoff Health System Project) VRDN 2.35%
                                          due 01/01/2034 (a)......................................................        5,000,000
                      39,210,000        Capital Trust Agency, Florida - M/F Housing Revenue Bond
                                          (Series 99-B) VRDN 2.50% due 12/01/2032 (a).............................       39,210,000
                       5,930,000        Collier County, Florida (ROCS RR II R 379) VRDN 2.37%
                                          due 10/01/2035 (a)(b)...................................................        5,930,000
                       6,400,000        Dade County, Florida IDA Facilities Revenue (Florida
                                          Power & Light Co.) VRDN 2.33% due 06/01/2021 (a)........................        6,400,000
                      18,035,000        Duval County, Florida School Board Certificate Partnership
                                          (ROCS RR II R 346) VRDN 2.37% due 07/01/2025 (a)(b).....................       18,035,000
                                        Escambia County, Florida Health Facilities Authority Revenue
                                          Azalea Trace Inc.) DDN:
                      11,490,000          (Series A) 2.35% due 11/15/2015 (a).....................................       11,490,000
                      25,395,000          (Series B) 2.35% due 11/15/2029 (a).....................................       25,395,000
                                        Florida State Board of Education VRDN:
                       4,900,000          2.37% due 06/01/2018 (a)................................................        4,900,000
                       6,000,000          2.37% due 06/01/2032 (a)................................................        6,000,000
                       7,445,000        Florida State Board of Education (Putters - Series 473)
                                          VRDN 2.37% due 06/01/2011 (a)(b)........................................        7,445,000
                       4,500,000        Florida State Board of Education Capital Outlay
                                          (Eagle 720050057 CL-A) VRDN 2.36% due
                                          06/01/2035 (a)(b).......................................................        4,500,000
                       8,825,000        Florida State Board of Education Capital Outlay
                                          (Putters -- Series 770) VRDN 2.37% due 12/01/2012 (a)(b)................        8,825,000
                      10,033,000        Florida State Board of Education Lottery Revenue
                                          (Floaters -- Series 1016) VRDN 2.33%
                                          due 07/01/2016 (a)(b)...................................................       10,033,000
                       2,920,000        FSU Final Assistance Inc., Florida Educational Athletic
                                          Facilities Revenue (MSTR SGB 44-A) VRDN 2.37%
                                          due 10/01/2031 (a)......................................................        2,920,000

                                                                4

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Florida          $    11,870,000        Gainesville, Florida Utilities Systems (Series C) CP 2.45%
(continued)                               due 08/01/2005.......................................................... $     11,870,000
                       5,000,000        Highlands County, Florida Health Facilities Authority Revenue
                                          (Adventist Health System C) VRDN 2.38%
                                          due 11/15/2021 (a)......................................................        5,000,000
                       6,600,000        Hillsborough County, Florida Housing Finance Authority M/F
                                          Revenue (Meridian Pointe Project) VRDN 2.39%
                                          due 08/15/2037 (a)......................................................        6,600,000
                       7,860,000        Hillsborough County, Florida School Board Certificate
                                          Partnership (Putters -- Series 741) VRDN 2.37%
                                          due 01/01/2013 (a)(b)...................................................        7,860,000
                                        Jacksonville, Florida Economic Development Common Health
                                          Care Facilities Revenue VRDN:
                      15,700,000          2.33% due 10/01/2015 (a)................................................       15,700,000
                      20,300,000          2.33% due 10/01/2025 (a)................................................       20,300,000
                      12,800,000        Jacksonville, Florida Health Facilities Authority Hospital
                                          Revenue (Series A) DDN 2.33% due 08/15/2033 (a).........................       12,800,000
                      25,960,000        Jacksonville, Florida PCR (Florida Power & Light -- Series A)
                                          VRDN 2.50% due 08/08/2005 (a)...........................................       25,960,000
                       4,600,000        Jacksonville, Florida Sales Tax Revenue (Merlots B-26)
                                          VRDN 2.37% due 10/01/2027 (a)(b)........................................        4,600,000
                      34,800,000        JEA, Florida (Series 2) VRDN 2.45% due 09/15/2005 (a).....................       34,800,000
                       5,470,000        JEA, Florida Water & Sewer Systems Revenue
                                          (Putters -- Series 805) VRDN 2.37% due 10/01/2012 (a)(b)................        5,470,000
                      30,600,000        Lakeland, Florida Energy System Revenue (Series A)
                                          VRDN 2.38% due 10/01/2035 (a)...........................................       30,600,000
                                        Lee County, Florida Hospital Board Directors Revenue
                                          (Member Health System) DDN:
                      29,250,000          (Series A) 2.34% due 04/01/2025 (a).....................................       29,250,000
                      55,605,000          (Series B) 2.34% due 04/01/2027 (a).....................................       55,605,000
                       3,100,000        Miami Dade County, Florida School Board Certificate
                                          Partnership (Putters -- Series 534) VRDN 2.37%
                                          due 08/01/2011 (a)(b)...................................................        3,100,000
                       7,800,000        Miami Dade County, Florida Special Obligation (Series Z-9)
                                          VRDN 2.42% due 04/17/2015 (a)(b)........................................        7,800,000
                      30,590,000        Orange County, Florida Health Facilities Authority Revenue
                                          (Floater Certificates -- Series 531) VRDN 2.37%
                                          due 11/15/2021 (a)(b)...................................................       30,590,000
                      16,500,000        Orange County, Florida Health Facilities Authority Revenue
                                          (Floater Certificates -- Series 830) VRDN 2.36%
                                          due 11/15/2022 (a)(b)...................................................       16,500,000
                                        Orange County, Florida School Board Certificate
                                          Partnership VRDN:
                       3,800,000          (Putters -- Series 560) 2.37% due 08/01/2012 (a)(b).....................        3,800,000
                       3,515,000          (Putters -- Series 738) 2.37% due 02/01/2013 (a)(b).....................        3,515,000
                       3,735,000        Palm Beach County, Florida School Board Certificate
                                          Partnership (ROCS RR II R 2105) VRDN 2.37%
                                          due 08/01/2015 (a)(b)...................................................        3,735,000
                      10,760,000        Pinellas County, Florida Health Facilities Authority Revenue
                                          (Bayfront Projects) DDN 2.33% due 07/01/2034 (a)........................       10,760,000
                      14,000,000        Pinellas County, Florida Health Facilities Authority Revenue
                                          (Pooled Hospital Loan Program) DDN 2.34%
                                          due 12/01/2015 (a)......................................................       14,000,000

                                                                5

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Florida          $     6,600,000        Polk County, Florida IDA IDR (Lifepath Hospice Project)
(continued)                               VRDN 2.35% due 08/01/2028 (a)........................................... $      6,600,000
                     199,985,000        Saint Lucie County, Florida PCR (Florida Power & Light
                                          Company Project) DDN 2.35% due 09/01/2028 (a)...........................      199,985,000
                       8,400,000        Sarasota County, Florida Health Facilities Authority Revenue
                                          (Jewish Housing -- Series A) VRDN 2.34%
                                          due 07/01/2035 (a)......................................................        8,400,000
                       3,000,000        Volusia County, Florida Educational Facilities Authority Revenue
                                          (Putters -- Series 886) VRDN 2.37% due 12/01/2012 (a)(b)................        3,000,000
                       3,500,000        West Palm Beach Florida Utilities Systems Revenue
                                          (Floaters -- Series 972) VRDN 2.36% due 10/01/2034 (a)(b)...............        3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia -- 2.6%        4,820,000        Albany -- Dougherty County, Georgia Hospital Authority
                                          Revenue VRDN 2.40% due 09/01/2020 (a)...................................        4,820,000
                      16,600,000        Appling County, Georgia Development Authority PCR
                                          (Power Co. Pilot Hatch Project) DDN 2.33%
                                          due 09/01/2029 (a)......................................................       16,600,000
                       7,000,000        Atlanta, Georgia Urban Residential Finance Authority M/F
                                          Revenue (Lindberg City Center Apartments)
                                          VRDN 2.40% due 11/01/2044 (a)...........................................        7,000,000
                       7,000,000        Atlanta, Georgia Urban Residential Finance Authority M/F
                                          Revenue (M Street Apartments Project) VRDN 2.40%
                                          due 03/01/2043 (a)......................................................        7,000,000
                       3,000,000        Atlanta, Georgia Water & Wastewater Revenue VRDN 2.39%
                                          due 11/01/2033 (a)......................................................        3,000,000
                      11,660,000        Atlanta, Georgia Water & Wastewater Revenue (Eagle
                                          72005009 CL-A) VRDN 2.37% due 11/01/2043 (a)(b).........................       11,660,000
                      10,070,000        Atlanta, Georgia Water & Wastewater Revenue
                                          (ROCS RR II R 324) VRDN 2.37% due 11/01/2043 (a)(b).....................       10,070,000
                      13,875,000        Atlanta, Georgia Water & Wastewater Revenue (Series 745-D)
                                          VRDN 2.36% due 11/01/2017 (a)(b)........................................       13,875,000
                      12,435,000        Burke County, Georgia Development Authority PCR
                                          (Oglethorpe Power Corp. Vogtle Project) DDN 2.33%
                                          due 01/01/2021 (a)......................................................       12,435,000
                      10,000,000        Clayton County, Georgia Development Authority Facilities
                                          Revenue (Delta Airlines -- Series C) VRDN 2.43%
                                          due 05/01/2035 (a)......................................................       10,000,000
                       7,550,000        Cobb County, Georgia Housing M/F Housing Revenue (Walton
                                          Reserve Apartments Project) VRDN 2.39%
                                          due 10/01/2035 (a)......................................................        7,550,000
                      10,285,000        Colquitt County, Georgia Hospital Authority Revenue
                                          VRDN 2.45% due 03/01/2023 (a)...........................................       10,285,000
                      17,065,000        Crisp County, Georgia Solid Waste Management Authority
                                          Revenue VRDN 2.76% due 01/01/2023 (a)...................................       17,065,000
                      13,000,000        Dekalb County, Georgia Hospital Authority Revenue (Dekalb
                                          Medical Center Inc. Project) VRDN 2.35% due 09/01/2035 (a)..............       13,000,000
                      19,145,000        Eagle Tax-Exempt Trust -- State of Georgia (Series 981002)
                                          VRDN 2.37% due 07/01/2014 (a)(b)........................................       19,145,000
                      22,955,000        Eagle Tax-Exempt Trust -- State of Georgia (Series 991001)
                                          VRDN 2.37% due 11/01/2017 (a)(b)........................................       22,955,000
                       8,000,000        Fulton County, Georgia Development Authority Revenue
                                          (Shepherd Center Inc. Project) VRDN 2.35%
                                          due 09/01/2035 (a)......................................................        8,000,000

                                                                6

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Georgia          $     1,645,000        Fulton County, Georgia Water & Sewer Revenue
(continued)                               (Eagle 720050005 CL-A) VRDN 2.37% due 01/01/2035 (a).................... $      1,645,000
                       3,505,000        Gainesville & Hall County, Georgia Development Authority
                                          Revenue (Atex Inc. Project) VRDN 2.45% due 09/01/2023 (a)...............        3,505,000
                                        Gainesville & Hall County, Georgia Development Authority
                                          Revenue (Senior Living Facilities -- Lanier) DDN:
                      10,750,000          (Series A) 2.35% due 11/15/2010 (a).....................................       10,750,000
                       4,150,000          (Series C) 2.35% due 11/15/2030 (a).....................................        4,150,000
                       6,465,000        Georgia State (Putters -- Series 440) VRDN 2.37%
                                          due 05/01/2010 (a)(b)...................................................        6,465,000
                                        Georgia State Local Government Certificate Partnership (Macon
                                          Trust Series 2002-0) VRDN:
                       4,515,000          2.41% due 12/01/2022 (a)................................................        4,515,000
                       4,515,000          2.41% due 06/01/2028 (a)................................................        4,515,000
                       8,340,000        Georgia Municipal Gas Authority (Gas Revenue Agency
                                          Project -- Series C) VRDN 2.35% due 11/01/2007 (a)......................        8,340,000
                       3,680,000        Gwinnett County, Georgia Development Authority Revenue
                                          (Barcoview LLC Project) VRDN 2.50% due 07/01/2018 (a)...................        3,680,000
                       3,975,000        Gwinnett County, Georgia Development Authority Revenue
                                          Certificate Partnership (ROCS RR II R 6009) VRDN 2.37%
                                          due 01/01/2021 (a)(b)...................................................        3,975,000
                      20,005,000        Macon-Bibb County, Georgia Hospital Authority Revenue
                                          (Central Georgia Health) DDN 2.33% due 05/01/2030 (a)...................       20,005,000
                      25,000,000        Macon-Bibb County, Georgia Hospital Authority Revenue
                                          (Medical Center Central Georgia) VRDN 2.42%
                                          due 08/01/2035 (a)......................................................       25,000,000
                      19,985,000          Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                          (Putters -- Series 312) VRDN 2.37% due 07/01/2021 (a)(b)................       19,985,000
                       3,205,000        Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                          (ROCS RR II R 4011) VRDN 2.37% due 07/01/2019 (a)(b)....................        3,205,000
                      20,875,000        Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                          (Series A) VRDN 2.31% due 07/01/2025 (a)................................       20,875,000
                       9,625,000        Private Colleges & Universities Authority Revenue (Mercer
                                          University Project) VRDN 2.45% due 10/01/2032 (a).......................        9,625,000
                       1,995,000        Thomaston-Upson County, Georgia IDA Revenue (Thomaston
                                          Manufacturing Project) VRDN 2.49% due 12/01/2011 (a)....................        1,995,000
                      15,000,000        Ware County, Georgia Hospital Authority Revenue (Baptist
                                          Village Project) VRDN 2.35% due 11/01/2020 (a)..........................       15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.2%         2,000,000        Hawaii State (ROCS RR II R 6504) VRDN 2.37%
                                          due 10/01/2024 (a)......................................................        2,000,000
                      15,000,000        Hawaii State Department Budget & Finance Revenue
                                          (Putters -- Series 834) VRDN 2.39% due 07/01/2009 (a)...................       15,000,000
                       7,500,000        Honolulu, Hawaii City & County (Eagle 720050052 CL-A)
                                          VRDN 2.37% due 07/01/2024 (a)(b)........................................        7,500,000
                       3,072,500        Honolulu, Hawaii City & County (Floaters -- Series 1115)
                                          VRDN 2.36% due 07/01/2023 (a)(b)........................................        3,072,500
                       2,630,000        Honolulu, Hawaii City & County (ROCS RR II R 5025)
                                          VRDN 2.37% due 07/01/2014 (a)(b)........................................        2,630,000
------------------------------------------------------------------------------------------------------------------------------------
Idaho -- 0.4%          4,250,000        Idaho Housing & Finance Association Nonprofit Facilities
                                          Revenue (Albertson College Project) VRDN 2.37%
                                          due 11/01/2021 (a)......................................................        4,250,000

                                                                7

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Idaho            $     6,160,000        Idaho Housing & Finance Association Revenue (Balmoral
(continued)                               Apartments Project) DDN 2.33% due 05/01/2032 (a)........................ $      6,160,000
                      10,400,000        Idaho Housing & Finance Association S/F Mortgage (Series F)
                                          VRDN 2.42% due 01/01/2033 (a)...........................................       10,400,000
                      25,000,000        Idaho State TAN 4.00% due 06/30/2006......................................       25,302,124
                       1,255,000        Madison, Idaho Economic Development Corp. IDR (Floyd
                                          Wilcox & Sons, Inc. Project) VRDN 2.49%
                                          due 08/01/2012 (a)......................................................        1,255,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 8.2%       2,170,000        Aurora, Illinois IDR (Aztech Engineering Inc. Project)
                                          VRDN 2.55% due 10/01/2018 (a)...........................................        2,170,000
                      42,021,500        Aurora, Illinois Kane-Dupage County S/F (Floaters -- Series 1021)
                                          VRDN 2.41% due 03/01/2006 (a)(b)........................................       42,021,500
                                        Aurora, Illinois S/F Mortgage Revenue VRDN:
                      57,730,000          (Series 1152) 2.41% due 06/01/2040 (a)..................................       57,730,000
                      19,800,000          (Series 1154) 2.41% due 06/01/2040 (a)..................................       19,800,000
                                        Chicago, Illinois VRDN:
                       7,230,000          (Putters -- Series 736) 2.37% due 01/01/2013 (a)(b).....................        7,230,000
                       5,745,000          (Floaters -- Series 1067) 2.36% due 01/01/2034 (a)(b)...................        5,745,000
                       3,380,000          (Floaters -- Series 1110) 2.36% due 01/01/2034 (a)(b)...................        3,380,000
                       2,360,000        Chicago, Illinois Board of Education (Eagle 720050058 CL-A)
                                          VRDN 2.37% due 12/01/2031 (a)(b)........................................        2,360,000
                       5,050,000        Chicago, Illinois Board of Education (Floaters -- Series 1063)
                                          VRDN 2.43% due 12/01/2020 (a)(b)........................................        5,050,000
                       1,750,000        Chicago, Illinois Board of Education (TOCS -- Series Z-8)
                                          VRDN 2.42% due 10/28/2025 (a)(b)........................................        1,750,000
                       4,800,000        Chicago, Illinois (Eagle 2003-0006) VRDN 2.37%
                                          due 01/01/2042 (a)(b)...................................................        4,800,000
                       7,000,000        Chicago, Illinois IDR (Enterprise Center VIII Project)
                                          VRDN 2.41% due 06/01/2022 (a)...........................................        7,000,000
                       8,000,000        Chicago, Illinois O'Hare International Airport Revenue (O'Hare
                                          Technical Center II Project) VRDN 2.41% due 03/01/2037 (a)..............        8,000,000
                       7,470,000        Chicago, Illinois O'Hare International Airport Revenue
                                          (Putters -- Series 670) VRDN 2.40% due 01/01/2012 (a)(b)................        7,470,000
                       2,500,000        Chicago, Illinois O'Hare International Airport Revenue
                                          (ROCS RR II R 239) VRDN 2.41% due 01/01/2022 (a)(b).....................        2,500,000
                       7,070,000        Chicago, Illinois Park District (Merlots -- Series A-61)
                                          VRDN 2.37% due 01/01/2021 (a)(b)........................................        7,070,000
                                        Chicago, Illinois Park District VRDN:
                      11,435,000          (Putters -- Series 521) 2.37% due 07/01/2012 (a)(b).....................       11,435,000
                       2,900,000          (Putters -- Series 974) 2.37% due 01/01/2013 (a)(b).....................        2,900,000
                       2,975,000        Chicago, Illinois Public Building Revenue
                                          VRDN 2.37% due 12/01/2014 (a)...........................................        2,975,000
                       8,275,000        Chicago, Illinois Sales Tax Revenue (Merlots -- Series A-13)
                                          VRDN 2.80% due 01/01/2018 (a)...........................................        8,275,000
                       4,200,000        Chicago, Illinois Solid Waste Disposal Facilities Revenue (Groot
                                          Industries Inc. Project) VRDN 2.50% due 12/01/2015 (a)..................        4,200,000
                      10,060,000        Chicago, Illinois Wastewater Transmission Revenue
                                          (Merlots -- Series A-125) VRDN 2.37% due 01/01/2030 (a).................       10,060,000

                                                                8

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Illinois                                Cook County, Illinois VRDN:
(continued)      $     3,580,000          (Merlots -- Series B-11) 2.37% due 11/15/2025 (a)(b).................... $      3,580,000
                       2,400,000          (Putters -- Series 559) 2.37% due 05/15/2012 (a)(b).....................        2,400,000
                       5,395,000          (Putters -- Series 776) 2.37% due 05/15/2012 (a)(b).....................        5,395,000
                       6,285,000          (Putters -- Series 566) 2.37% due 11/15/2012 (a)(b).....................        6,285,000
                       2,100,000        Des Plaines, Illinois IDR (414 East Golf Road Project)
                                          VRDN 2.48% due 05/01/2017 (a)(b)........................................        2,100,000
                                        Eagle Tax-Exempt Trust -- Metropolitan Pier & Exposition II
                                          (Series 02-6001) VRDN:
                       5,000,000          2.37% due 12/15/2028 (a)................................................        5,000,000
                       6,150,000          2.37% due 06/15/2042 (a)................................................        6,150,000
                      10,840,000        Eagle Tax-Exempt Trust (Series 02-6002) VRDN 2.37%
                                          due 04/01/2022 (a)(b)...................................................       10,840,000
                       2,530,000        Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                          VRDN 2.50% due 06/01/2025 (a)...........................................        2,530,000
                          35,000        Geneva, Illinois IDR (Continental Envelope Corp. Project)
                                          VRDN 2.50% due 09/01/2006 (a)...........................................           35,000
                      54,800,000        Illinois Education Facilities Authority Revenue (Art Institute of
                                          Chicago) VRDN 2.35% due 03/01/2027 (a)..................................       54,800,000
                      13,800,000        Illinois Education Facilities Authority Revenue (Concordia
                                          University River Project) DDN 2.32% due 10/01/2031 (a)..................       13,800,000
                       9,600,000        Illinois Education Facilities Authority Revenue (ITT State Street
                                          Corp -- Series A) VRDN 2.40% due 06/01/2033 (a).........................        9,600,000
                                        Illinois Finance Authority Revenue (Central Dupage Health)
                                          VRDN:
                      12,500,000          (Series B) 2.37% due 11/01/2038 (a).....................................       12,500,000
                      25,300,000          (Series C) 2.37% due 11/01/2038 (a).....................................       25,300,000
                       7,000,000        Illinois Finance Authority Revenue (Mercy Alliance Project)
                                          VRDN 2.37% due 02/15/2035 (a)...........................................        7,000,000
                      19,390,000        Illinois Finance Authority Revenue (Northwestern Member
                                        Sub -- Series B-1) DDN 2.33% due 08/15/2038 (a)...........................       19,390,000
                      10,000,000        Illinois Finance Authority Revenue (Rest Haven Christian
                                          Service -- Series B) VRDN 2.37% due 11/15/2034 (a)......................       10,000,000
                                        Illinois Health Facilities Authority Revenue (Central Dupage
                                          Health) DDN:
                      46,900,000          (Series B) 2.35% due 11/01/2027 (a).....................................       46,900,000
                      50,000,000          (Series C) 2.35% due 11/01/2027 (a).....................................       50,000,000
                                        Illinois Health Facilities Authority Revenue (Northwest
                                          Community Hospital) DDN:
                      58,040,000          (Series B) 2.34% due 07/01/2032 (a).....................................       58,040,000
                      30,000,000          (Series C) 2.33% due 08/15/2032 (a).....................................       30,000,000
                         100,000        Illinois Health Facilities Authority Revenue (Chestnut Square
                                          Glen Project -- Series C) VRDN 2.35% due 08/15/2032 (a).................          100,000
                      16,900,000        Illinois Health Facilities Authority Revenue (Memorial Health
                                          System) DDN 2.35% due 10/01/2022 (a)....................................       16,900,000
                      12,275,000        Illinois Health Facilities Authority Revenue (Palos
                                          Community Hospital -- Series B) VRDN 2.37% due 12/01/2015 (a)...........       12,275,000
                      10,000,000        Illinois Health Facilities Authority Revenue (Series A)
                                          VRDN 2.37% due 10/01/2010 (a)...........................................       10,000,000
                       2,600,000        Illinois State Development Finance Authority IDR (Design
                                          Automotive LLC Project) VRDN 2.50% due 06/01/2011 (a)...................        2,600,000
                       2,015,000        Illinois State Development Finance Authority IDR (Rockford
                                          College Project) VRDN 2.45% due 02/01/2021 (a)..........................        2,015,000

                                                                9

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Illinois         $    11,535,000        Illinois State Development Finance Authority Revenue (Jewish
(continued)                               Metropolitan Chicago Project) DDN 2.33%
                                          due 09/01/2032 (a)...................................................... $     11,535,000
                                        Illinois State Development Finance Authority (Palos Community
                                          Hospital) VRDN:
                      12,000,000          2.37% due 11/15/2011 (a)................................................       12,000,000
                      10,000,000          2.37% due 09/01/2015 (a)................................................       10,000,000
                      45,700,000          2.37% due 11/15/2024 (a)................................................       45,700,000
                      28,900,000        Illinois State Municipal Securities Trust Receipts (SGA 103)
                                          VRDN 2.36% due 08/01/2024 (a)...........................................       28,900,000
                                        Illinois State VRDN:
                       4,310,000          (Merlots -- Series A-124) 2.37% due 11/01/2026 (a)(b)...................        4,310,000
                       4,980,000          (Merlots -- Series B-05) 2.37% due 07/01/2022 (a)(b)....................        4,980,000
                     120,000,000        Illinois State VRDN (Series B) 2.37% due 10/01/2033 (a)...................      120,000,000
                                        Illinois State Toll Highway Authority Toll Revenue VRDN:
                       9,500,000          (Putters -- Series 963) 2.37% due 01/01/2013 (a)(b).....................        9,500,000
                       6,980,000          (Putters -- Series 1014) 2.37% due 07/01/2013 (a)(b)....................        6,980,000
                                        Illinois State Toll Highway Authority Toll Revenue VRDN:
                       9,495,000          (ROCS RR II R 377) 2.37% due 01/01/2019 (a)(b)..........................        9,495,000
                       7,445,000          (ROCS RR II R 4073) 2.37% due 01/01/2023 (a)(b).........................        7,445,000
                                        Illinois Student Assistance Loan Revenue (Series A) VRDN:
                       4,700,000          2.43% due 09/01/2031 (a)................................................        4,700,000
                      12,450,000          2.43% due 09/01/2032 (a)................................................       12,450,000
                      17,500,000          2.43% due 09/01/2034 (a)................................................       17,500,000
                       3,790,000        Kane & Du Page County, Illinois Community School District
                                          (St. Charles Putters -- Series 824) VRDN 2.37%
                                          due 01/01/2013 (a)(b)...................................................        3,790,000
                       5,800,000        Lake County, Illinois Community School District 73 (Hawthorn
                                          Putters -- Series 329) VRDN 2.40% due 12/01/2014 (a)(b).................        5,800,000
                       4,260,000        Macon County, Illinois Revenue Millikin University
                                          VRDN 2.36% due 10/01/2031(a)............................................        4,260,000
                                        Metropolitan Pier & Exposition Authority Illinois Dedicated
                                          State Tax Revenue VRDN:
                       3,500,000          (Eagle 2004-003) 2.37% due 06/15/2042 (a)(b)............................        3,500,000
                         160,000          (Floaters -- Series 962) 2.41% due 12/01/2034 (a)(b)....................          160,000
                       1,500,000          (Floaters -- Series 962) 2.41% due 12/15/2034 (a)(b)....................        1,500,000
                                        Metropolitan Pier & Exposition Authority Illinois Dedicated
                                          State Tax Revenue VRDN:
                       5,000,000          (Series Z-1) 2.42% due 12/15/2026 (a)...................................        5,000,000
                      17,700,000          (Series Z-5) 2.42% due 04/03/2034 (a)...................................       17,700,000
                                        Metropolitan Pier & Exposition Authority Illinois Dedicated
                                          State Tax Revenue VRDN:
                      10,320,000          (ROCS RR II R 271) 2.46% due 12/15/2032 (a)(b)..........................       10,320,000
                         900,000          (ROCS RR II R 310) 2.46% due 12/15/2033 (a)(b)..........................          900,000
                      12,100,000        Municipal Securities Trust Certificates -- Chicago, Illinois O'Hare
                                          International Airport (Class A -- Series 93) DDN 2.38%
                                          due 10/04/2012 (a)......................................................       12,100,000
                      12,160,000        Municipal Securities Trust Certificates -- Chicago, Illinois
                                          (Class A -- Series 2001-121) VRDN 2.37%
                                          due 12/22/2009 (a)......................................................       12,160,000

                                                                10

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Illinois         $    12,495,000        Municipal Securities Trust Certificates -- Chicago, Illinois
(continued)                               (Class A -- Series 2001-124) VRDN 2.36% due 08/20/2014 (a).............. $     12,495,000
                       9,300,000        Oak Forest, Illinois Revenue Weekly Mode (Homewood Pool)
                                          VRDN 2.33% due 07/01/2024 (a)...........................................        9,300,000
                                        Regional Transportation Authority Illinois VRDN:
                       2,895,000          (Eagle 72005-0028 CL A) 2.37% due 06/01/2027 (a)(b).....................        2,895,000
                       2,950,000          (Eagle 72005-0003 CL A) 2.37% due 06/01/2034 (a)(b).....................        2,950,000
                      32,765,000        Regional Transportation Authority Illinois
                                          (Floaters -- Series D-818) VRDN 2.36% due 07/01/2033 (a)(b).............       32,765,000
                       4,925,000        Regional Transportation Authority Illinois (Merlots -- Series A-41)
                                          VRDN 2.37% due 06/01/2017 (a)(b)........................................        4,925,000
                       9,925,000        Regional Transportation Authority Illinois (Merlots -- Series A-24)
                                          VRDN 2.37% due 07/01/2032 (a)(b)........................................        9,925,000
                       4,095,000        Southern Illinois University Revenue (Putters -- Series 562)
                                          VRDN 2.37% due 04/01/2012 (a)(b)........................................        4,095,000
                      12,905,000        Will County, Illinois M/F Housing Redevelopment Revenue
                                          (Woodlands Crest Hill) VRDN 2.40% due 02/15/2031 (a)....................       12,905,000
                       7,735,000        Will County, Illinois School District (Putters -- Series 993)
                                          VRDN 2.37% due 05/01/2018 (a)(b)........................................        7,735,000
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 2.3%        1,285,000        Allen County, Indiana EDR (Water Furnace International Inc.)
                                          VRDN 2.50% due 11/01/2014 (a)...........................................        1,285,000
                         115,000        Allen County, Indiana EDR (YMCA of Greater Fort Wayne Project)
                                          VRDN 2.50% due 12/01/2009 (a)...........................................          115,000
                       3,475,000        Baugo, Indiana School Building Corporation (Floaters -- Series 676)
                                          VRDN 2.36% due 01/15/2010 (a)(b)........................................        3,475,000
                         985,000        Bloomington, Indiana EDR (Bloomington Square Project) VRDN 2.45%
                                          due 12/01/2008 (a)......................................................          985,000
                       2,000,000        Crawfordsville, Indiana EDR (Performance Master LLC Project) VRDN 2.51%
                                          due 10/01/2018 (a)......................................................        2,000,000
                       1,835,000        Dearborn County, Indiana EDR (D&S Machine Products Inc.) VRDN 2.46%
                                          due 04/01/2018 (a)......................................................        1,835,000
                       2,920,000        Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 2.49%
                                          due 08/01/2012 (a)......................................................        2,920,000
                       3,490,000        Elkhart County, Indiana (Putters -- Series 553) VRDN 2.37%
                                          due 12/01/2023 (a)(b)...................................................        3,490,000
                       6,010,000        Greencastle, Indiana IDR (Crown Equipment Corp. Project) VRDN 2.44%
                                          due 02/01/2011 (a)......................................................        6,010,000
                      50,000,000        Indiana Bond Bank Revenue (Series A) BAN 3.25% due 01/26/2006.............       50,226,412
                       8,905,000        Indiana State Development Finance Authority Revenue Educational Facilities
                                          (Cathedral High) DDN 2.35% due 09/01/2026 (a)...........................        8,905,000
                       1,945,000        Indiana State Development Finance Authority EDR (Indianapolis Urban
                                          League Inc.) VRDN 2.40% due 01/01/2020 (a)..............................        1,945,000
                      40,250,000        Indiana State Development Finance Authority Environmental Revenue
                                          (PSI Energy Inc. Project -- Series B) VRDN 2.61% due 12/01/2038 (a).....       40,250,000
                         280,000        Indiana State Development Finance Authority IDR (Centurion  Industries
                                          Inc. Project) VRDN 2.55% due 10/01/2005 (a).............................          280,000
                      19,520,000        Indiana State Development Finance Authority IDR (Republic Services Inc.
                                          Project) DDN 2.36% due 12/01/2032 (a)...................................       19,520,000

                                                                11

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Indiana                                 Indiana State Development Finance Authority Solid Waste Disposal Revenue
(continued)                                Waste Management Incorporated VRDN:
                 $    12,500,000          (Series A) 2.39% due 10/01/2025 (a)..................................... $     12,500,000
                       7,000,000          (Series B) 2.40% due 10/01/2025 (a).....................................        7,000,000
                       8,000,000        Indiana Health Facilities Financing Authority Revenue (Ascension Health
                                          Credit Group) FXRDN (Series A-1) 2.74% due 07/03/2006...................        8,000,000
                       9,000,000        Indiana Health Facilities Financing Authority Revenue (Margaret Mary
                                          Community Hospital -- Series A) VRDN 2.35% due 12/01/2029 (a)...........        9,000,000
                       3,495,000        Indiana Municipal Power Agency & Supply System Revenue
                                          (Floaters -- Series 1108) VRDN 2.36% due 01/01/2032 (a)(b)..............        3,495,000
                      18,500,000        Indiana State Housing Finance Authority S/F Mortgage Revenue
                                          (Series D-2) FXRDN 2.30% due 12/15/2005.................................       18,500,000
                       9,070,000        Indiana State Office Building Community Facilities Revenue
                                          (Merlot -- Series B-17) VRDN 2.37% due 07/01/2023 (a)...................        9,070,000
                                        Indiana Transportation Finance Authority Highway Revenue VRDN:
                       2,350,000          (Floaters -- Series 942-D) 2.36% due 12/01/2022 (a)(b)..................        2,350,000
                       1,995,000          (Merlots -- Series B-21) 2.37% due 12/01/2022 (a)(b)....................        1,995,000
                       7,470,000          (Putters -- Series 479) 2.37% due 06/01/2017 (a)(b).....................        7,470,000
                       6,325,000        Indiana University Revenue (ROCS RR II R 6508) VRDN 2.37%
                                          due 08/01/2021 (a)......................................................        6,325,000
                       3,890,000        Indianapolis, Indiana EDR (New Bridges Apartments Project)
                                          VRDN 2.42% due 06/01/2035 (a)...........................................        3,890,000
                      50,000,000        Indianapolis, Indiana Gas Utility Revenue CP 2.45% due 08/05/2005.........       50,000,000
                       5,020,000        Indianapolis, Indiana Gas Utilities Revenue (Merlots -- Series A-50)
                                          VRDN 2.37% due 06/01/2013 (a)...........................................        5,020,000
                       6,790,000        Indianapolis, Indiana Thermal Energy System Revenue
                                          (Putters -- Series 700) VRDN 2.37% due 04/01/2010 (a)...................        6,790,000
                       2,400,000        Kendallville, Indiana EDR (Bollhoff Rivnut Project) VRDN 2.45%
                                          due 02/01/2025 (a)......................................................        2,400,000
                       8,100,000        Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 2.65%
                                          due 08/01/2017 (a)......................................................        8,100,000
                       8,235,000        Mount Vernon of Hancock County, Indiana Multi-School Building Corp.
                                          (ROCS RR II R 2197) VRDN 2.37% due 01/15/2023 (a)(b)....................        8,235,000
                       5,180,000        Sunman-Dearborn, Indiana High School Building Corp.
                                          (Putters -- Series 671) VRDN 2.37% due 01/15/2013 (a)...................        5,180,000
------------------------------------------------------------------------------------------------------------------------------------
Iowa -- 1.5%          38,405,000        Iowa City, Iowa Revenue (Act Inc.) DDN 2.40% due 04/01/2032 (a)...........       38,405,000
                       6,500,000        Iowa Finance Authority Retirement Community Revenue (Wesley Retirement
                                          Services -- Series B) VRDN 2.34% due 12/01/2033 (a).....................        6,500,000
                                        Iowa Finance Authority Health Care Facilities Revenue (Iowa
                                          Health System) VRDN:
                      25,000,000          (Series B-1) 2.42% due 02/15/2035 (a)...................................       25,000,000
                      25,000,000          (Series B-2) 2.42% due 02/15/2035 (a)...................................       25,000,000
                      15,600,000        Iowa Finance Authority Retirement Community Revenue (Deerfield Retirement
                                          System -- Series B) VRDN 2.35% due 12/01/2033 (a).......................       15,600,000

                                                                12

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Iowa                                    Iowa Finance Authority Revenue (Museum of Art Foundation) DDN:
(continued)      $    13,150,000          2.35% due 06/01/2033 (a)................................................   $   13,150,000
                      14,500,000          2.35% due 10/01/2033 (a)................................................       14,500,000
                       8,600,000        Iowa Higher Education Loan Authority Revenue (Buena Vista University
                                          Project) VRDN 2.50% due 12/01/2012 (a)..................................        8,600,000
                                        Iowa Higher Education Loan Authority Revenue (Private College --
                                          Des Moines) DDN:
                       6,800,000          2.35% due 10/01/2024 (a)................................................        6,800,000
                      10,200,000          2.35% due 10/01/2033 (a)................................................       10,200,000
                       2,000,000        Iowa Higher Education Loan Authority Revenue (University of
                                          Dubuque -- Series C) RAN 4.75% due 05/24/2006...........................        2,015,619
                       3,900,000        Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co.) VRDN 2.45%
                                          due 03/01/2017 (a)......................................................        3,900,000
                      19,500,000        Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co. -- Series A)
                                          VRDN 2.45% due 09/01/2016 (a)...........................................       19,500,000
                      15,370,000        Municipal Securities Trust Certificates (Iowa Finance Authority
                                          Hospital Facilities Revenue Health System Class A -- Series 26)
                                          VRDN 2.39% due 06/01/2010 (a)(b)........................................       15,370,000
------------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.6%         7,720,000        Johnson County, Kansas Public Building Community Lease Revenue
                                          (Putters -- Series 528) VRDN 2.37% due 09/01/2010 (a)(b)................        7,720,000
                       5,180,000        Johnson County, Kansas School District Shawnee Mission
                                          (Putters -- Series 899) VRDN 2.37% due 10/01/2012 (a)(b)................        5,180,000
                       4,200,000        Kansas State Department of Transportation Highway Revenue
                                          (ROCS RR II R 6020) VRDN 2.37% due 03/01/2019 (a)(b)....................        4,200,000
                      10,055,000        Kansas State Development Finance Authority Revenue (Hays Medical
                                          Center -- Series N) DDN 2.35% due 05/15/2026 (a)........................       10,055,000
                                        Kansas State Development Finance Authority Lease (Kansas Dept.
                                          Admin. -- Series J-1) DDN:
                      10,230,000          2.30% due 12/01/2018 (a)................................................       10,230,000
                      12,300,000          2.30% due 12/01/2034 (a)................................................       12,300,000
                       3,995,000        Lawrence, Kansas IDR Board (Prosoco Inc. Project -- Series 98-A)
                                          VRDN 2.50% due 12/01/2018 (a)...........................................        3,995,000
                       4,200,000        Lenexa, Kansas M/F Housing Revenue (Meadows Apartments Project --
                                          Series A) VRDN 2.39% due 04/15/2035 (a).................................        4,200,000
                       2,800,000        Reno County & Labette County, Kansas S/F Mortgage Revenue
                                          (Floaters -- Series 915) VRDN 2.41% due 12/01/2015 (a)(b)...............        2,800,000
                      27,000,000        University of Kansas Hospital Authority Health Facilities Revenue
                                          (KU Health System) VRDN 2.30% due 09/01/2034 (a)........................       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 3.5%       1,060,000        Boone County, Kentucky Industrial Building Revenue (Diocesan Educational
                                          Project) VRDN 2.51% due 11/01/2018 (a)..................................        1,060,000
                      12,055,000        Breckinridge County, Kansas Lease Program Revenue DDN 2.33%
                                          due 02/01/2032 (a)......................................................       12,055,000
                       2,400,000        Carroll County, Kentucky PCR (Kentucky Utility Company Project --
                                          Series A) CP 2.65% due 09/13/2005.......................................        2,400,000
                       2,500,000        Carroll County, Kentucky Solid Waste Disposal Revenue (North American
                                          Stainless) VRDN 2.35% due 05/01/2031 (a)................................        2,500,000
                       2,660,000        Crestview Hill, Kentucky Industrial Building Revenue (Thomas More College
                                          Project) VRDN 2.41% due 11/01/2018 (a)..................................        2,660,000

                                                                13

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Kentucky         $     1,165,000        Dayton, Kentucky Industrial Building Revenue (Willow Green Project)
(continued)                               VRDN 2.51% due 08/01/2020 (a)........................................... $      1,165,000
                       4,240,000        Glasgow, Kentucky Industrial Building Revenue (Felker Brothers
                                          Corp. Project) VRDN 2.40% due 04/01/2020 (a)............................        4,240,000
                       2,700,000        Graves County, Kentucky Solid Waste Disposal Revenue (Waste Management
                                          Kentucky LLC Project) VRDN 2.44% due 03/01/2021 (a).....................        2,700,000
                                        Henderson County, Kentucky Hospital Facilities Revenue
                                          (Community Unlimited Methodist) VRDN:
                       3,500,000          (Series A) 2.33% due 12/01/2008 (a).....................................        3,500,000
                       8,590,000          (Series B) 2.33% due 12/01/2025 (a).....................................        8,590,000
                      16,410,000        Hopkins County, Kentucky Hospital Revenue (Floaters -- Series 730)
                                          VRDN 2.36% due 11/15/2011 (a)(b)........................................       16,410,000
                       2,670,000        Jefferson County, Kentucky Industrial Building Revenue (Hamilton Printing
                                          Project) VRDN 2.46% due 12/01/2011 (a)..................................        2,670,000
                         900,000        Jefferson County, Kentucky Industrial Building Revenue (Thomas Development
                                          Project) VRDN 2.50% due 04/10/2010 (a)..................................          900,000
                       9,000,000        Jefferson County, Kentucky PCR (Louisville Gas & Electric Co.)
                                          CP 2.60% due 08/01/2005.................................................        9,000,000
                                        Jefferson County, Kentucky PCR (Louisville Gas & Electric Co.) CP:
                      26,000,000          (Series 92-A) 2.60% due 09/13/2005......................................       26,000,000
                      35,200,000          (Series 93-A) 2.50% due 08/02/2005......................................       35,200,000
                      45,200,000        Kenton County, Kentucky Airport Board of Special Facilities Revenue
                                          (Airis Cincinnati LLC -- Series A) VRDN 2.45% due 07/01/2032 (a)........       45,200,000
                       4,940,000        Kenton County, Kentucky Educational Revenue (St. Pius X School District
                                          Project) VRDN 2.41% due 06/01/2023 (a)..................................        4,940,000
                      35,000,000        Kentucky Asset/Liability Community General Fund Revenue
                                          (Series A) TRAN 4.00% due 06/28/2006....................................       35,410,915
                       9,255,000        Kentucky State Property & Buildings Community Revenue
                                          (Floaters -- Series 1014) VRDN 2.33% due 08/01/2021 (a)(b)..............        9,255,000
                       5,400,000        Kentucky State Turnpike Authority EDR (Floaters -- Series 1061)
                                          VRDN 2.36% due 07/01/2018 (a)(b)........................................        5,400,000
                       7,565,000        Kentucky State Turnpike Authority EDR (ROCS RR II R 2200)
                                          VRDN 2.37% due 07/01/2023 (a)(b)........................................        7,565,000
                      20,000,000        Kentucky State Turnpike Authority Resource Recovery Revenue
                                          (Floater Certificates -- Series 488) VRDN 2.36% due 07/01/2007 (a)......       20,000,000
                       5,600,000        Louisville & Jefferson County, Kentucky (Sewer & Drain Systems Revenue --
                                          ROCS RR II R 304) VRDN 2.37% due 05/15/2037 (a)(b)......................        5,600,000
                       6,165,000        Louisville & Jefferson County, Kentucky (Sewer & Drain Systems Revenue --
                                          ROCS RR II R 3033) VRDN 2.37% due 05/15/2023 (a)(b).....................        6,165,000
                       7,400,000        Mercer County, Kentucky PCR (Kentucky Utility Co. Project -- Series A)
                                          CP 2.65% due 09/13/2005.................................................        7,400,000
                       2,000,000        Midway, Kentucky Educational Building Revenue (Midway College Project)
                                          VRDN 2.35% due 10/01/2022 (a)...........................................        2,000,000

                                                                14

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Kentucky         $     5,000,000        Minor Lane Heights, Kentucky Solid Waste Disposal Revenue (Waste
(continued)                               Management Kentucky LLC Project) VRDN 2.44% due 03/01/2021 (a).......... $      5,000,000
                       6,965,000        Morehead, Kentucky League Of Cities (Lease Program Revenue -- Series A)
                                          VRDN 2.35% due 06/01/2034 (a)...........................................        6,965,000
                       2,400,000        Muhlenberg County, Kentucky PCR (Kentucky Utility Co. Project -- Series A)
                                          CP 2.65% due 09/13/2005.................................................        2,400,000
                       1,450,000        Ohio County, Kentucky Solid Waste Disposal Revenue (Waste Management
                                          Kentucky LLC Project) VRDN 2.44% due 03/01/2021 (a).....................        1,450,000
                      34,395,000        Ohio County, Kentucky PCR (Big Rivers Electric Corp. Project) VRDN 2.34%
                                          due 06/01/2013 (a)......................................................       34,395,000
                      43,960,000        Shelby County, Kentucky Lease Revenue (Series A) DDN 2.33%
                                          due 09/01/2034 (a)......................................................       43,960,000
                                        Trimble County, Kentucky PCR (Louisville Gas & Electric Co. Project --
                                          Series A) CP:
                      17,500,000          2.55% due 08/01/2005....................................................       17,500,000
                      35,000,000          2.60% due 08/01/2005....................................................       35,000,000
                      30,000,000          2.50% due 08/04/2005....................................................       30,000,000
                      30,000,000          2.68% due 10/11/2005....................................................       30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 2.2%      4,500,000        Calcasieu Parish Inc. of Louisiana IDB Environmental Revenue (Hydroserve
                                          Westlake) VRDN 2.43% due 06/01/2025 (a).................................        4,500,000
                       5,000,000        East Baton Rouge Mortgage Financing Authority S/F Revenue
                                          (Floaters -- Series 996) VRDN 2.41% due 06/02/2008 (a)(b)...............        5,000,000
                       6,075,000        Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Authority Special
                                          Tax Merlots -- Series A-46) VRDN 2.37% due 07/15/2028 (a)(b)............        6,075,000
                      31,266,025        Jefferson Parish, Louisiana Home Mortgage Authority S/F Mortgage Revenue
                                          (Series B) FXRDN 3.37% due 09/23/2005...................................       31,266,025
                      12,000,000        Jefferson Parish, Louisiana Hospital Service Revenue (Putters --
                                          Series 522) VRDN 2.37% due 12/01/2008 (a)(b)............................       12,000,000
                       6,372,000        Louisiana Housing Finance Agency Mortgage Revenue S/F FXRDN 3.37%
                                          due 04/28/2006..........................................................        6,372,000
                                        Louisiana Housing Finance Agency Mortgage Revenue VRDN:
                      16,882,000          (Floaters -- Series 1066) 2.41% due 03/01/2036 (a)(b)...................       16,882,000
                       4,850,000          (Floaters -- Series 1069) 2.40% due 12/01/2047 (a)(b)...................        4,850,000
                      35,735,000          (Floaters -- Series 1069) 2.41% due 12/01/2047 (a)(b)...................       35,735,000
                       2,360,000        Louisiana Local Government Environmental Facilities & Community
                                          Development Authority Revenue (Northwestern State University
                                          Student Housing -- Series A) VRDN 2.41% due 08/01/2034 (a)..............        2,360,000
                                        Louisiana Public Facilities Authority CP:
                      25,000,000          2.43% due 08/08/2005....................................................       25,000,000
                      25,000,000          2.43% due 08/15/2005....................................................       25,000,000
                      15,000,000          2.42% due 08/22/2005....................................................       15,000,000
                      10,000,000        Louisiana Public Facilities Authority Lease Revenue VRDN 2.38%
                                          due 06/01/2008 (a)......................................................       10,000,000
                                        Louisiana Public Facilities Authority Revenue (Air Products & Chemicals
                                          Project) VRDN:
                      18,650,000          2.42% due 12/01/2038 (a)................................................       18,650,000
                       3,400,000          2.42% due 12/01/2039 (a)................................................        3,400,000

                                                                15

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Louisiana        $    30,000,000        Louisiana State Gas & Fuels Tax Revenue (Eagle 720050038 CL-A) VRDN 2.37%
(continued)                               due 05/01/2035 (a)(b) .................................................. $     30,000,000
                      16,000,000        Louisiana State Offshore Term Authority Deepwater Port Revenue
                                          (1st Stage A-Loop Inc.) DDN 2.35% due 09/01/2008 (a)....................       16,000,000
                      11,165,000        Louisiana State University & Agricultural & Mechanical College Board
                                          VRDN 2.37% due 07/01/2032 (a)...........................................       11,165,000
                       3,840,000        New Orleans, Louisiana Finance Authority S/F Mortgage Revenue
                                          (Floaters -- Series 1137) VRDN 2.41% due 12/01/2044 (a)(b)..............        3,840,000
                       7,875,000        New Orleans, Louisiana IDB M/F Housing Revenue (LGD Rental Inc. Project)
                                          VRDN 2.39% due 09/01/2038 (a)...........................................        7,875,000
                      13,490,000        New Orleans, Louisiana IDB M/F Housing Revenue VRDN 2.41%
                                          due 06/02/2008 (a)......................................................       13,490,000
------------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.3%            760,000        Eastport, Maine IDR (Passamaquoddy Tribe) VRDN 2.45% due 11/01/2006 (a)...          760,000
                       1,270,000        Gray, Maine Revenue (Advance Realty Project) VRDN 2.37% due 10/01/2011 (a)        1,270,000
                      23,765,000        Maine Finance Authority Revenue (Jackson Lab Issue 2002) VRDN 2.40%
                                          due 07/01/2031 (a)......................................................       23,765,000
                      22,260,000        Old Town Maine Solid Waste Disposal Revenue (Georgia-Pacific Corp.
                                          Project) VRDN 2.40% due 12/01/2024 (a)..................................       22,260,000
------------------------------------------------------------------------------------------------------------------------------------
Maryland -- 0.4%                        Carroll County, Maryland Revenue (Fairhaven & Copper) VRDN:
                       7,900,000          (Series -- A) 2.37% due 01/01/2034 (a)..................................        7,900,000
                       4,000,000          (Series -- B) 2.35% due 01/01/2034 (a)..................................        4,000,000
                      16,915,000        Maryland State Health & Higher Educational Facilities Authority Revenue
                                          (Adventist Health Care -- Series A) VRDN 2.36% due 01/01/2035 (a).......       16,915,000
                       5,000,000        Maryland State Health & Higher Educational Facilities Authority Revenue
                                          (Floaters -- Series 825) VRDN 2.36% due 08/15/2038 (a)(b)...............        5,000,000
                      21,000,000        Montgomery County, Maryland EDR (Riderwood Village Inc. Project)
                                          VRDN 3.10% due 03/01/2034 (a)...........................................       21,000,000
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts --      38,322,000        Chicopee, Massachusetts BAN 3.25% due 11/17/2005..........................       38,450,838
4.5%                  11,391,500        Harvard, Massachusetts BAN 3.00% due 11/09/2005...........................       11,425,174
                       8,000,000        King Philip Regional School District  BAN 3.50% due 12/15/2005 ...........        8,036,634
                      28,695,500        Massachusetts State (Floater Certificates -- Series 716-D)
                                          VRDN 2.35% due 08/01/2018 (a)(b)........................................       28,695,500
                      14,735,000        Massachusetts State (Merlots -- Series A-51) VRDN 2.36%
                                          due 08/01/2020 (a)(b)...................................................       14,735,000
                       3,950,000        Massachusetts State (Series C) VRDN 2.36% due 08/01/2030 (a)..............        3,950,000
                       8,850,000        Massachusetts State Development Finance Agency Revenue (Bancroft
                                          School) VRDN 2.38% due 09/01/2031 (a)...................................        8,850,000
                      12,000,000        Massachusetts State Development Finance Agency Revenue (Brooksby Village
                                          Inc. Project) VRDN 2.32% due 07/01/2032 (a).............................       12,000,000
                       7,055,000        Massachusetts State Development Finance Agency Revenue (Clark University)
                                          VRDN 2.35% due 10/01/2030 (a)...........................................        7,055,000
                       9,850,000        Massachusetts State Development Finance Agency Revenue (Cordis Mills LLC)
                                          VRDN 2.40% due 12/01/2032 (a)...........................................        9,850,000

                                                                16

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Massachusetts    $    10,000,000        Massachusetts State Development Finance Agency Revenue (Fessenden School)
(continued)                               VRDN 2.40% due 08/01/2031 (a)........................................... $     10,000,000
                      14,470,000        Massachusetts State Development Finance Agency Revenue (Gordon College)
                                          VRDN 2.38% due 09/01/2032 (a)...........................................       14,470,000
                      15,415,000        Massachusetts State Development Finance Agency Revenue (Groton School)
                                          VRDN 2.40% due 03/01/2034 (a)...........................................       15,415,000
                       4,840,000        Massachusetts State Development Finance Agency Revenue (Lesley University)
                                          VRDN 2.40% due 07/01/2033 (a)...........................................        4,840,000
                      40,000,000        Massachusetts State Development Finance Agency Revenue (Massachusetts
                                          Electric Co. -- Series 04) CP 2.61% due 09/01/2005......................       40,000,000
                      11,400,000        Massachusetts State Development Finance Agency Revenue (Program IV)
                                          CP 2.45% due 08/17/2005.................................................       11,400,000
                      24,460,000        Massachusetts State Development Finance Agency Revenue (Suffolk University
                                          Asset Guaranty) VRDN 2.43% due 07/01/2032 (a)...........................       24,460,000
                      10,200,000        Massachusetts State Development Finance Agency Revenue (Suffolk
                                          University -- Series A) VRDN 2.43% due 07/01/2035 (a)...................       10,200,000
                       2,500,000        Massachusetts State Development Finance Agency Revenue (Walnut Hill School
                                          District) VRDN 2.33% due 07/01/2032 (a).................................        2,500,000
                                        Massachusetts State Development Finance Agency Revenue
                                          (Wentworth Institute of Technology) VRDN:
                      11,760,000          2.35% due 10/01/2030 (a)................................................       11,760,000
                      29,525,000          2.43% due 10/01/2033 (a)................................................       29,525,000
                      18,470,000        Massachusetts State Health & Educational Facilities Authority Revenue
                                          (Floaters -- Series 954) VRDN 2.36% due 07/01/2024 (a)(b)...............       18,470,000
                       7,860,000        Massachusetts State Health & Educational Facilities Authority Revenue
                                          (The Boston Home Inc. -- Series B) VRDN 2.38% due 06/01/2032 (a)........        7,860,000
                      25,000,000        Massachusetts State Health & Educational Facilities Authority Revenue
                                          (Partners Healthcare -- Series D-3) VRDN 2.32% due 06/01/2038 (a).......       25,000,000
                                        Massachusetts State Industrial Finance Agency Revenue PCR CP:
                      74,000,000          2.43% due 08/12/2005....................................................       74,000,000
                      10,500,000          2.47% due 09/14/2005....................................................       10,500,000
                      20,000,000        Massachusetts State Industrial Finance Agency Revenue PCR (Groton School
                                          Issue -- Series B) VRDN 2.40% due 03/01/2028 (a)........................       20,000,000
                      57,648,500        Massachusetts State Water Resource Authority (Floaters -- Series 742-D)
                                          VRDN 2.35% due 08/01/2019 (a)(b)........................................       57,648,500
                      20,000,000        Mattapoisett, Massachusetts BAN 3.00% due 09/01/2005......................       20,023,403
                      16,400,000        Municipal Securities Trust Certificates -- Massachusetts State Port
                                          Authority SPL Facility VRDN 2.38% due 04/28/2016 (a)....................       16,400,000
                       4,000,000        Nashoba, Massachusetts Regional School District BAN 3.50% due 09/02/2005..        4,004,478
                       8,000,000        Pembroke, Massachusetts BAN 3.00% due 08/04/2005..........................        8,000,912
                       1,805,000        University of Massachusetts (Building Authority Project Revenue
                                          ROCS RR II R 6016) VRDN 2.36% due 11/01/2015 (a)(b).....................        1,805,000
                      12,341,000        Walpole, Massachusetts BAN 3.25% due 11/03/2005...........................       12,383,100
                      16,000,000        Woburn, Massachusetts BAN 3.00% due 10/07/2005............................       16,034,015
                       5,000,000        Worcester, Massachusetts BAN 3.00% due 09/16/2005.........................        5,008,363
------------------------------------------------------------------------------------------------------------------------------------

                                                                17

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Michigan -- 3.3% $    28,000,000        ABN-AMRO Muni Tops -- Detroit Michigan Sewer Revenue (Series -- 2005-3)
                                          VRDN 2.37% due 07/01/2013 (a)(b)........................................ $     28,000,000
                       6,660,000        Chelsea, Michigan Economic Development Corp. Revenue (Silver Maples of
                                          Chelsea) VRDN 2.40% due 05/15/2028 (a)..................................        6,660,000
                       5,745,000        Chippewa Valley, Michigan Schools (Floaters -- Series 1081) VRDN 2.36%
                                          due 05/01/2034 (a)......................................................        5,745,000
                       8,760,000        Dearborn, Michigan Economic Development Corp. Revenue
                                          (Henry Ford Village Inc. Project) VRDN 2.40% due 10/01/2023 (a).........        8,760,000
                      40,770,000        Detroit, Michigan City School District (Merlots -- Series A-113)
                                          VRDN 2.96% due 07/26/2006 (a)...........................................       40,770,000
                                        Detroit, Michigan Sewer Disposal Revenue VRDN:
                       8,770,000          (Merlots -- Series B-02) 2.37% due 07/01/2028 (a)(b)....................        8,770,000
                       2,245,000          (Merlots -- Series B-41) 2.37% due 07/01/2026 (a)(b)....................        2,245,000
                                        Detroit, Michigan Sewer Disposal Revenue Municipal Securities Trust VRDN:
                       1,155,000          (Series 43) 2.37% due 07/01/2028 (a)....................................        1,155,000
                       6,500,000          (Series 53-A) 2.37% due 07/01/2032 (a)..................................        6,500,000
                      13,145,000        Detroit Michigan Sewer Disposal Revenue (ROCS RR II R 372) VRDN 2.37%
                                          due 07/01/2022 (a)(b)...................................................       13,145,000
                       3,565,000        Detroit Michigan Water Supply System Revenue (Putters -- Series 783)
                                          VRDN 2.37% due 01/01/2013 (a)...........................................        3,565,000
                      25,665,000        Eastern Michigan University Revenue DDN 2.30% due 06/01/2027 (a)..........       25,665,000
                      25,000,000        Kent Hospital Finance Authority Michigan Revenue
                                          (Spectrum Health -- Series A) VRDN 2.34% due 01/15/2029 (a).............       25,000,000
                      35,000,000        Michigan Municipal (Series B-2) BAN 3.00% due 08/23/2005..................       35,029,691
                      21,550,000        Michigan Municipal (Series L-58-J) VRDN 2.40% due 08/23/2005 (a)..........       21,550,000
                      50,000,000        Michigan State BAN 3.50% due 09/30/2005...................................       50,121,254
                      14,975,000        Michigan State Higher Educational Facilities Authority Revenue
                                          (Ave Maria School of Law Project) VRDN 2.40% due 08/01/2026 (a).........       14,975,000
                       2,670,000        Michigan State Higher Educational Facilities Authority Revenue
                                          Davenport University Project) VRDN 2.35% due 08/01/2027 (a).............        2,670,000
                      12,995,000        Michigan State Hospital Finance Authority Revenue (Merlots -- Series K)
                                          VRDN 2.37% due 11/15/2023 (a)...........................................       12,995,000
                      15,000,000        Michigan State Hospital Finance Authority Revenue
                                          (Crittenton -- Series A) VRDN 2.34% due 03/01/2030 (a)..................       15,000,000
                       4,230,000        Michigan State Strategic Fund Limited Obligation Revenue
                                          (Weller Truck Parts Project) VRDN 2.50% due 10/01/2029 (a)..............        4,230,000
                       3,400,000        Michigan State Strategic Fund Limited Obligation Revenue
                                          (AVL North America Inc. Project) VRDN 2.55% due 04/01/2011 (a)..........        3,400,000
                       6,000,000        Michigan State Strategic Fund Limited Obligation Revenue
                                          (Sur-Flo Plastics Inc. Project) VRDN 2.50% due 08/01/2025 (a)...........        6,000,000
                       2,115,000        Michigan State Strategic Fund Limited Obligation Revenue (WE Upjohn
                                          Institute Project) VRDN 2.35% due 06/01/2012 (a)........................        2,115,000
                                        Michigan State Strategic Fund Limited Obligation Revenue
                                          (Detroit Symphony) DDN:
                      19,200,000          (Series A) 2.30% due 06/01/2031 (a).....................................       19,200,000
                      10,550,000          (Series B) 2.33% due 06/01/2031 (a).....................................       10,550,000

                                                                18

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Michigan         $     2,700,000        Michigan State Strategic Fund Limited Obligation Revenue
(continued)                                (Dow Chemical Project) CP 2.65% due 08/01/2005.........................  $     2,700,000
                      10,665,000        Michigan State Trunk Line Fund (Eagle 720050042 CL-A) VRDN 2.37%
                                          due 11/01/2021 (a)......................................................       10,665,000
                       7,600,000        Municipal Securities Trust Certificates (Class A -- Series 2001-166
                                          Detroit Michigan Sewer Disposal Revenue) VRDN 2.36% due 12/15/2021 (a)..        7,600,000
                      15,965,000        Northern Michigan University Revenue DDN 2.30% due 06/01/2031 (a).........       15,965,000
                       8,425,000        Oakland County, Michigan Economic Development Corp. Limited Obligation
                                          Revenue (Pontiac Vision Schools Project) VRDN 2.40% due 08/01/2020 (a)..        8,425,000
                       3,910,000        Oakland County, Michigan Economic Development Corp. Limited Obligation
                                          Revenue (Su Dan Co. Project) VRDN 2.50% due 07/01/2024 (a)..............        3,910,000
                       5,785,000        Oakland University, Michigan Revenue (ROCS RR II R 2154) VRDN 2.35%
                                          due 05/15/2022 (a)(b)...................................................        5,785,000
                       2,680,000        Southfield Michigan Library Building Authority (ROCS RR II R 7521)
                                          VRDN 2.37% due 05/01/2023 (a)(b)........................................        2,680,000
                       4,300,000        Sturgis, Michigan Public School District (Putters -- Series 728)
                                          VRDN 2.37% due 11/01/2012 (a)(b)........................................        4,300,000
                      11,755,000        Wayne County, Michigan Airport Authority Revenue (ROCS RR II R 353)
                                          VRDN 2.41% due 12/01/2017 (a)(b)........................................       11,755,000
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 1.2%     10,000,000        Dakota County, Minnesota Community Development Agency M/F Housing Revenue
                                          (Brentwood Hills Apartments Project -- Series A) DDN 2.40%
                                          due 09/01/2038 (a)......................................................       10,000,000
                      16,400,000        Dakota County, Minnesota Community Development Agency M/F Housing Revenue
                                          (Regatta Commons Project -- Series A) DDN 2.40% due 01/01/2038 (a)......       16,400,000
                      17,467,500        Duluth, Minnesota EDA Health Care Facilities Revenue
                                          (Floaters -- Series 895) VRDN 2.36% due 02/15/2020 (a)..................       17,467,500
                       2,800,000        Hennepin County, Minnesota Housing and Redevelopment Authority M/F Revenue
                                          (Stone Arch Apartments Project) VRDN 2.39% due 04/15/2035 (a)...........        2,800,000
                      14,000,000        Minneapolis, Minnesota Health Care System Revenue (Fairview Health
                                          Services -- Series B) VRDN 2.36% due 11/15/2029 (a).....................       14,000,000
                       2,500,000        Minneapolis, Minnesota Revenue (Minnehaha Academy Project) DDN 2.40%
                                          due 05/01/2026 (a)......................................................        2,500,000
                      12,500,000        Minnesota Rural Water Finance Authority (Public Project -- Series B)
                                          BAN 3.00% due 10/01/2005................................................       12,525,757
                       2,165,000        Minnesota State (ROCS RR II R 4065) VRDN 2.37% due 08/01/2023 (a).........        2,165,000
                       4,150,000        Minneapolis & St. Paul Minnesota Airport Revenue (Putters -- Series 941)
                                          VRDN 2.40% due 01/01/2011 (a)(b)........................................        4,150,000
                                        Rochester, Minnesota Health Care Facilities (Mayo Foundation) CP:
                      11,100,000          (Series C) 2.53% due 08/29/2005.........................................       11,100,000
                      34,000,000          (Series 00-C) 2.50% due 08/02/2005......................................       34,000,000
                      18,750,000          (Series 01-B) 2.53% due 08/29/2005......................................       18,750,000
                       4,100,000          (Series 88-E) 2.50% due 08/02/2005......................................        4,100,000
                      17,550,000        University of Minnesota (Series A) VRDN 2.40% due 01/01/2034 (a)..........       17,550,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                19

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Mississippi --   $    16,000,000        Jackson County, Mississippi PCR (Chevron USA Inc. Project) DDN 2.30%
0.9%                                      due 06/01/2023 (a)...................................................... $     16,000,000
                       5,450,000        Medical Center Educational Building Corp. Mississippi Revenue
                                          (Pediatric Facilities Project) VRDN 2.34% due 06/01/2034 (a)............        5,450,000
                      10,000,000        Mississippi Business Finance Corp. Solid Waste Disposal Revenue
                                          (Mississippi Power Co. Project) DDN 2.38% due 05/01/2028 (a)............       10,000,000
                      14,765,000        Mississippi Development Bank Special Obligation (Loan Program --
                                          Desoto County) VRDN 2.36% due 11/01/2022 (a)............................       14,765,000
                      12,500,000        Mississippi Home Corp. Lease Purchase Revenue VRDN 2.43%
                                          due 10/01/2007 (a)......................................................       12,500,000
                      32,571,500        Mississippi Home Corp. S/F Revenue (Floaters -- Series 989) VRDN 2.41%
                                          due 10/03/2005 (a)(b)...................................................       32,571,500
                      25,388,000        Mississippi State Hospital Equipment & Facilities Authority Revenue
                                          (North Mississippi Health Services -- Series 1) CP 2.40%
                                          due 08/02/2005..........................................................       25,388,000
                      11,750,000        Mississippi State Hospital Equipment & Facilities Authority Revenue
                                          (North Mississippi Health Services -- Series 1) VRDN 2.35%
                                          due 05/15/2030 (a)......................................................       11,750,000
------------------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.7%      32,100,000        Missouri Higher Educational Loan Authority (Student Loan Revenue --
                                          Series B) VRDN 2.40% due 06/01/2020 (a).................................       32,100,000
                      14,620,000        Missouri State Development Finance Board Lease Revenue
                                          (Missouri Associate Municipal Utilities Lease) DDN 2.35%
                                          due 06/01/2033 (a)......................................................       14,620,000
                      11,470,000        Missouri State Housing Development Community S/F Mortgage Revenue
                                          (Series A) FXRDN 3.42% due 05/15/2006...................................       11,470,000
                      26,070,000        Missouri State Health & Higher Educational Facilities Authority Revenue
                                          (Bethesda Health Group -- Series A) DDN 2.35% due 08/01/2031 (a)........       26,070,000
                      20,600,000        Missouri State Health & Higher Educational Facilities Authority Revenue
                                          (BJC Health System -- Series B) DDN 2.33% due 05/15/2034 (a)............       20,600,000
                                        Missouri State Health & Higher Educational Facilities Authority
                                          Revenue (Pooled Hospital Loan Program) VRDN:
                       3,865,000          (Series B) 2.45% due 08/01/2029 (a).....................................        3,865,000
                       3,500,000          (Series C) 2.35% due 08/01/2034 (a).....................................        3,500,000
                      25,900,000        Missouri State Health & Higher Educational Facilities Authority
                                          Revenue (Christian Brothers -- Series A) DDN 2.35% due 10/01/2032 (a)...       25,900,000
                       6,700,000        Missouri State Health & Educational Facilities Authority Revenue
                                          (Bethesda Health Group -- Series A) DDN 2.35% due 08/01/2031 (a)........        6,700,000
                       5,400,000        Missouri State Health & Educational Facilities Authority Revenue
                                          (De Smet Jesuit High School) DDN 2.35% due 11/01/2027 (a)...............        5,400,000
                      18,040,000        Missouri State Health & Higher Educational Facilities Authority Revenue
                                          (Louis University -- Series A) DDN 2.35% due 10/01/2016 (a).............       18,040,000
                       8,925,000        Missouri State Health & Educational Facilities Authority Revenue
                                          (Pooled Hospital -- Series B) VRDN 2.45% due 08/01/2029 (a).............        8,925,000
                       7,585,000        Missouri State Health & Educational Facilities Authority Revenue
                                          (Ranken Tech College) DDN 2.35% due 11/15/2017 (a)......................        7,585,000

                                                                20

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Missouri         $     3,175,000        Missouri State Health & Educational Facilities Authority Revenue
(continued)                               (Saint Louis University) DDN 2.35% due 07/01/2032 (a)................... $      3,175,000
                      21,880,000        Missouri State Health & Educational Facilities Authority Revenue
                                          (Saint Louis University -- Series B) DDN 2.35% due 10/01/2024 (a).......       21,880,000
                       4,300,000        Saint Charles County, Missouri IDA M/F Revenue (Peine Lakes Apartments
                                          Project) VRDN 2.39% due 02/01/2039 (a)..................................        4,300,000
                                        Saint Louis County, Missouri IDA M/F Housing Revenue (Metro Lofts
                                          Apartments) VRDN:
                      13,250,000          (Series A) 2.41% due 03/15/2036 (a).....................................       13,250,000
                       4,050,000          (Series C) 2.44% due 09/15/2036 (a).....................................        4,050,000
                         985,000        Sikeston, Missouri IDA Revenue (Heritage American Homes LP/North Ridge
                                          Homes Inc. Project) VRDN 2.49% due 07/01/2009 (a).......................          985,000
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 0.1%       10,940,000        Helena, Montana Higher Educational Revenue (Carroll College Campus
                                          Housing) DDN 2.35% due 10/01/2032 (a)...................................       10,940,000
                       9,250,000        Montana State Board Investment Municipal Finance FXRDN
                                          2.60% due 03/01/2006....................................................        9,250,000
------------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.2%                        Nebraska Public Power District Revenue Eagle VRDN:
                       3,235,000          (2004-0014) 2.37% due 01/01/2035 (a)....................................        3,235,000
                       3,335,000          (2004-0016) 2.37% due 01/01/2035 (a)....................................        3,335,000
                      21,200,000        Omaha Public Power District Nebraska Electric Revenue (Series A) CP
                                          2.38% due 08/09/2005....................................................       21,200,000
------------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.7%        19,400,000        Clark County, Nevada IDR (Nevada Cogeneration I Project) DDN
                                          2.41% due 11/01/2020 (a)................................................       19,400,000
                       5,955,000        Clark County, Nevada (ROCS RR II R 1035) VRDN 2.37% due 06/01/2021 (a)(b).        5,955,000
                       3,220,000        Clark County, Nevada School District (Floaters -- Series 1112)
                                          VRDN 2.36% due 06/15/2013 (a)(b)........................................        3,220,000
                       5,875,000        Clark County, Nevada School District (Merlots -- Series B-02)
                                          VRDN 2.37% due 06/15/2019 (a)(b)........................................        5,875,000
                       7,150,000        Director State, Nevada Business & Industry Solid Waste Disposal Revenue
                                          (Republic Service Inc. Project) VRDN 2.68% due 12/01/2034 (a)...........        7,150,000
                      11,290,000        Eagle Tax-Exempt Trust -- Clark County, Nevada School District
                                          (Series 962804) VRDN 2.37% due 06/15/2015 (a)(b)........................       11,290,000
                       8,380,000        Las Vegas, Nevada Convention & Visitors Authority Revenue
                                          (Putters -- Series 802) VRDN 2.37% due 01/01/2013 (a)(b)................        8,380,000
                       9,975,000        Las Vegas Valley, Nevada Water District (Merlots -- B-10)
                                          VRDN 2.37% due 06/01/2024 (a)(b)........................................        9,975,000
                      16,855,000        Truckee Meadows, Nevada Water Authority Revenue (Municipal Security Trust
                                          Receipts -- Series SGA 137) VRDN 2.36% due 07/01/2030 (a)...............       16,855,000
                       5,270,000        University of Nevada Revenue (Putters -- Series 929)
                                          VRDN 2.37% due 07/01/2023 (a)...........................................        5,270,000
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire --      11,000,000        New Hampshire Health & Educational Facilities Authority Revenue
0.8%                                      (Floaters -- Series 866) VRDN 2.37% due 08/15/2021 (a)(b)...............       11,000,000
                       5,475,000        New Hampshire Higher Educational & Health Facility Authority Revenue
                                          (Floaters -- Series 772) VRDN 2.37% due 01/01/2017 (a)(b)...............        5,475,000

                                                                21

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
New Hampshire    $     9,890,000        New Hampshire Higher Educational & Health Facility Authority Revenue
(continued)                               (Wentworth Douglass Hospital Radianassurance)
                                          DDN 2.40% due 01/01/2031 (a)............................................ $      9,890,000
                                        New Hampshire State Business Finance Authority PCR
                                          (NEPCO) CP:
                      46,000,000          2.52% due 08/11/2005....................................................       46,000,000
                      35,850,000          2.60% due 09/13/2005....................................................       35,850,000
                       3,480,000        New Hampshire State Business Finance Authority Industrial Facilities
                                          Revenue (Wiggins Airways Inc.) VRDN 2.42% due 12/01/2033 (a)............        3,480,000
                       2,625,000        New Hampshire State Business Finance Authority Revenue
                                          (Montgomery Wire Corp.) VRDN 2.42% due 02/01/2014 (a)...................        2,625,000
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 0.1%    11,325,000        New Jersey State Transportation Trust Fund Authority
                                          (Eagle 72005-0001 -- Series A) VRDN 2.37% due 12/15/2021 (a)............       11,325,000
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.8%     5,160,000        Bernalillo County, New Mexico Gross Receipts Tax Revenue
                                          (Macon Trusts) VRDN 2.37% due 04/01/2027 (a)(b).........................        5,160,000
                       7,800,000        New Mexico Finance Authority Revenue (Floaters -- Series 949)
                                          VRDN 2.33% due 06/15/2012 (a)(b)........................................        7,800,000
                                        New Mexico Mortgage Finance Authority S/F FXRDN:
                      14,967,242          3.33% due 09/23/2005....................................................       14,967,242
                      52,768,085          3.34% due 03/01/2006....................................................       52,768,085
                      25,000,000        Mew Mexico State Hospital Equipment Loan Council Hospital Revenue
                                          (Presbyterian Healthcare -- Series A) VRDN 2.40% due 08/01/2030 (a).....       25,000,000
------------------------------------------------------------------------------------------------------------------------------------
New York -- 3.3%      20,400,000        Binghamton, New York BAN 3.00% due 09/22/2005.............................       20,437,143
                       5,000,000        Commack, New York Central School District BAN 3.00% due 11/18/2005........        5,013,895
                       9,265,000        Long Island Power Authority, New York Electric System Revenue
                                          (Floaters -- Series 822) VRDN 2.34% due 09/01/2029 (a)(b)...............        9,265,000
                      60,550,000        Metropolitan Transportation Authority, New York Revenue
                                          (Floaters -- Series 823-D) VRDN 2.34% due 11/15/2023 (a)(b).............       60,550,000
                      35,000,000        New York, New York (ROCS RR II R 251) VRDN 2.40% due 12/15/2019 (a)(b)....       35,000,000
                      40,000,000        New York, New York City IDA Revenue Liberty (1 Bryant Park LLC -- Series A)
                                          VRDN 2.40% due 11/01/2039 (a)...........................................       40,000,000
                     127,500,000        New York, New York City IDA Revenue Liberty (1 Bryant Park LLC -- Series B)
                                          DDN 2.35% due 11/01/2039 (a)............................................      127,500,000
                       3,995,000        New York, New York City Municipal Water Finance Authority Water & Sewer
                                          System Revenue (Floaters -- Series 1100) VRDN 2.34%
                                          due 06/15/2036 (a)(b)...................................................        3,995,000
                                        New York, New York City Water Authority (Series 7) CP:
                       9,000,000          2.42% due 08/03/2005....................................................        9,000,000
                      36,000,000          2.52% due 08/25/2005....................................................       36,000,000
                       8,400,000        New York State Local Government Assistance Corp. Municipal Securities
                                          Trust (Series SGA-59) VRDN 2.34% due 04/01/2019 (a)(b)..................        8,400,000
                      30,315,000        Rochester, New York (Series II) BAN 3.00% due 10/21/2005..................       30,388,261
                      50,000,000        Suffolk County, New York (Series I) TAN 3.25% due 08/16/2005..............       50,026,767
                      14,000,000        Ulster County, New York BAN 3.00% due 11/18/2005..........................       14,038,905
------------------------------------------------------------------------------------------------------------------------------------

                                                                22

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
North Carolina   $    15,000,000        Chapel Hill University of North Carolina CP 2.55% due 08/09/2005.......... $     15,000,000
 -- 0.8%               9,900,000        North Carolina Eastern Municipal Power Agency & System Revenue
                                          (Merlots -- Series A-22) VRDN 2.37% due 01/01/2024 (a)(b)...............        9,900,000
                      20,000,000        North Carolina Housing Finance Agency (Home Ownership -- Series 17-C)
                                          VRDN 2.40% due 07/01/2033 (a)...........................................       20,000,000
                      18,135,000        North Carolina Medical Care Community Retirement Revenue
                                          (Adult Community Services -- Series B) DDN 2.35% due 11/15/2009 (a).....       18,135,000
                      24,370,000        North Carolina Medical Care Community Health Care Facilities Revenue
                                          (Carol Woods Project) DDN 2.39% due 04/01/2031 (a)......................       24,370,000
                      23,460,000        North Carolina State (Eagle 72005021 CL-A) VRDN 2.37%
                                          due 03/01/2020 (a)(b)...................................................       23,460,000
------------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.2%  32,435,000        Ward County, North Dakota Health Care Facilities Revenue
                                          (Trinity Obligation Group -- Series A) DDN 2.35% due 07/01/2029 (a).....       32,435,000
------------------------------------------------------------------------------------------------------------------------------------
Ohio -- 4.2%           8,000,000        ABN-AMRO Muni Tops -- Cincinnati Ohio City School District
                                          (Series 2003-34) VRDN 2.36% due 12/01/2011 (a)(b).......................        8,000,000
                       5,035,000        ABN-AMRO Muni Tops -- University of Cincinnati Ohio General Receipts
                                          (Series 2004-04) VRDN 2.36% due 06/01/2012 (a)(b).......................        5,035,000
                       4,995,000        ABN-AMRO Muni Tops -- Certificates Trust (Series 2004-23)
                                          VRDN 2.36% due 12/01/2011 (a)(b)........................................        4,995,000
                      10,000,000        Akron, Ohio BAN 2.75% due 11/03/2005......................................       10,021,478
                       1,705,000        Barberton, Ohio BAN 4.00% due 04/12/2006..................................        1,718,849
                       5,295,000        Butler County, Ohio Hospital Facilities Revenue (Middletown Regional
                                          Hospital) VRDN 2.35% due 11/01/2010 (a).................................        5,295,000
                       5,000,000        Cincinnati, Ohio City School District (Series 2004-34)
                                          VRDN 2.36% due 12/01/2031 (a)(b)........................................        5,000,000
                       4,415,000        Cincinnati, Ohio City School District (Series 682) VRDN 2.37%
                                          due 12/01/2011 (a)(b)...................................................        4,415,000
                       5,000,000        Cleveland-Cuyahoga County, Ohio Port Authority Cultural Facilities Revenue
                                          (Playhouse Square Foundation Project) VRDN 2.35% due 11/15/2034 (a).....        5,000,000
                       9,300,000        Clinton County, Ohio Hospital Revenue (McCullough-Hydro Project --
                                          Series B-1) VRDN 2.34% due 11/01/2020 (a)...............................        9,300,000
                       9,300,000        Clinton County, Ohio Hospital Revenue (Series D-1)
                                          VRDN 2.45% due 12/01/2015 (a)...........................................        9,300,000
                       5,215,000        Columbia, Ohio City School District (ROCS RR II R 2128)
                                          VRDN 2.36% due 12/01/2021 (a)(b)........................................        5,215,000
                      10,000,000        Columbus, Ohio Regional Apartment Authority Revenue (Series A)
                                          VRDN 2.35% due 01/01/2030 (a)...........................................       10,000,000
                       4,225,000        Cuyahoga County, Ohio Civic Facilities Revenue Center for Families &
                                          Children VRDN 2.42% due 06/01/2024 (a)..................................        4,225,000
                       9,825,000        Cuyahoga County, Ohio Hospital Facilities Revenue (Jennings Center)
                                          VRDN 2.40% due 11/01/2023 (a)...........................................        9,825,000
                      22,230,000        Cuyahoga County, Ohio Hospital Facilities Revenue (Metrohealth System
                                          Project) VRDN 2.38% due 03/01/2033 (a)..................................       22,230,000
                       4,900,000        Cuyahoga County, Ohio Hospital Facilities Revenue (Sisters of Charity
                                          Health System) VRDN 2.36% due 11/01/2030 (a) ...........................        4,900,000
                       2,085,000        Cuyahoga County, Ohio M/F Revenue (St. Vitus Village Apartments Project)
                                          VRDN 2.42% due 06/01/2022 (a)...........................................        2,085,000

                                                                23

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Ohio                                    Cuyahoga County, Ohio Revenue (Cleveland Clinic) DDN:
(continued)      $    31,500,000          (Series B-1) 2.38% due 01/01/2039 (a)................................... $     31,500,000
                      12,500,000          (Series B-3) 2.38% due 01/01/2039 (a)...................................       12,500,000
                       4,655,000        Deerfield Township, Ohio (Tax Increment Revenue -- Series B)
                                          VRDN 2.36% due 12/01/2022 (a)...........................................        4,655,000
                       3,070,000        Dover, Ohio BAN 3.75% due 04/06/2006......................................        3,090,289
                      15,000,000        Eagle Tax-Exempt Trust -- Cleveland Water (Series 983501)
                                          VRDN 2.36% due 01/01/2025 (a)(b)........................................       15,000,000
                      22,065,000        Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                                          (Series 983502) VRDN 2.36% due 02/15/2020 (a)(b)........................       22,065,000
                       8,725,000        Franklin County, Ohio Hospital Revenue (Children's Hospital)
                                          VRDN 2.33% due 11/01/2025 (a)...........................................        8,725,000
                      10,305,000        Franklin County, Ohio Hospital Revenue (Children's Hospital Project Ambac)
                                          VRDN 2.33% due 11/01/2033 (a)...........................................       10,305,000
                       4,160,000        Franklin County, Ohio M/F Revenue (Community Housing Network)
                                          VRDN 2.40% due 03/01/2027 (a)...........................................        4,160,000
                       6,985,000        Geauga County, Ohio Revenue (Sisters of Notre Dame Project)
                                          VRDN 2.40% due 08/01/2016 (a)...........................................        6,985,000
                      20,225,000        Greene County, Ohio Sewer System Revenue (ROCS RR II R 347)
                                          VRDN 2.36% due 12/01/2025 (a)(b)........................................       20,225,000
                      10,615,000        Hamilton County, Ohio Parking System Revenue
                                          VRDN 2.34% due 12/01/2026 (a)...........................................       10,615,000
                      11,570,000        Hamilton County, Ohio Student Housing Revenue (Block 3 Project)
                                          VRDN 2.40% due 08/01/2036 (a)...........................................       11,570,000
                      20,305,000        Hamilton County, Ohio Student Housing Revenue (Stratford Heights Project)
                                          VRDN 2.40% due 08/01/2036 (a)...........................................       20,305,000
                       4,525,000        Henry County, Ohio BAN 3.25% due 03/23/2006...............................        4,544,781
                       7,500,000        Huron County, Ohio Hospital Facilities Revenue (Norwalk Area Health
                                          System) VRDN 2.35% due 12/01/2027 (a)...................................        7,500,000
                      10,000,000        Jackson, Ohio Hospital Facilities Revenue (Health System Inc.
                                          Radianassurance) VRDN 2.39% due 10/01/2029 (a)..........................       10,000,000
                       5,000,000        Kent, Ohio BAN 2.75% due 10/20/2005.......................................        5,009,132
                       4,120,000        Licking County, Ohio IDR (Renosol Corp. Project) VRDN 2.50%
                                          due 06/01/2030 (a)......................................................        4,120,000
                       3,000,000        Mayfield Heights, Ohio BAN 3.25% due 01/26/2006...........................        3,012,143
                       1,600,000        Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                          VRDN 2.50% due 08/01/2017 (a)...........................................        1,600,000
                      10,975,000        Middleburg Heights, Ohio Hospital Revenue (Southwest General Health)
                                          VRDN 2.36% due 08/15/2022 (a)...........................................       10,975,000
                       2,600,000        Montgomery County, Ohio EDR (Benjamin & Marian Project -- Series A)
                                          VRDN 2.40% due 04/01/2011 (a)...........................................        2,600,000
                                        Montgomery County, Ohio Health Revenue (Miami Valley Hospital --
                                          Series 1998-B) CP:
                      50,000,000          2.50% due 08/04/2005....................................................       50,000,000
                      50,000,000          2.48% due 08/10/2005....................................................       50,000,000
                      40,200,000        Montgomery County, Ohio Health Revenue (Miami Valley Hospital --
                                          Series 1998-A) DDN 2.33% due 11/15/2022 (a).............................       40,200,000
                      12,000,000        Municipal Securities Trust Certificates (Class A -- Series 104)
                                          VRDN 2.36% due 11/14/2017 (a)(b)........................................       12,000,000
                       3,000,000        North Canton, Ohio Water System BAN 3.25% due 02/15/2006..................        3,011,097

                                                                24

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Ohio             $     1,300,000        Ohio State Air Quality Development Authority Revenue (Cincinnati Gas &
(continued)                               Electric -- Series B) VRDN 2.54% due 09/01/2030 (a)..................... $      1,300,000
                                        Ohio State Building Authority VRDN:
                       3,200,000          (Putters -- Series 790) 2.37% due 10/01/2012 (a)(b).....................        3,200,000
                       4,450,000          (Putters -- Series 919) 2.37% due 04/01/2013 (a)(b).....................        4,450,000
                       7,320,000        Ohio State EDR (Goodwill Industrial Miami Valley Project)
                                          VRDN 2.36% due 06/01/2023 (a)...........................................        7,320,000
                       4,000,000        Ohio State Higher Educational Facilities Revenue (Ashland University
                                          Project) VRDN 2.38% due 09/01/2024 (a)..................................        4,000,000
                       1,680,000        Ottawa County, Ohio IDR (Adrian Sand & Stone Inc. Project)
                                          VRDN 2.45% due 10/01/2008 (a)...........................................        1,680,000
                       1,975,000        Painesville, Ohio (Series 2005-1) BAN 3.25% due 03/23/2006................        1,983,011
                       7,485,000        Port Authority of Columbiana County, Ohio IDR (GEI of Columbiana Inc.
                                          Project) VRDN 2.45% due 06/01/2022 (a)..................................        7,485,000
                       2,370,000        Princeton, Ohio City School District (Series 50-A) VRDN 2.36%
                                          due 12/01/2030 (a)(b)...................................................        2,370,000
                       6,325,000        Richland County, Ohio Revenue (Mansfield Area YMCA Project)
                                          VRDN 2.40% due 11/01/2019 (a)...........................................        6,325,000
                       4,000,000        Richland County, Ohio Sanitary Sewer BAN 3.00% due 11/09/2005.............        4,011,496
                       8,925,000        Salem, Ohio Civic Facilities Revenue (Salem Community Center Inc. Project)
                                          VRDN 2.40% due 06/01/2027 (a)...........................................        8,925,000
                                        South Lebanon Village, Ohio M/F Revenue (Housing -- Pedcor Invests --
                                          Cedars) VRDN:
                       7,700,000          (Series A) 2.60% due 09/01/2038 (a).....................................        7,700,000
                       1,100,000          (Series B) 2.45% due 09/01/2038 (a).....................................        1,100,000
                       3,990,000        Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                          VRDN 2.45% due 09/01/2018 (a)...........................................        3,990,000
                       1,520,000        Wood County, Ohio IDR (GHT Property Management LLC Project)
                                          VRDN 2.49% due 08/01/2019 (a)...........................................        1,520,000
                       2,010,000        Wood County, Ohio IDR (TL INDS & AMPP Inc. Project)
                                          VRDN 2.45% due 05/01/2011 (a)...........................................        2,010,000
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 1.1%                        Cleveland County, Oklahoma Development Authority S/F Revenue FXRDN:
                       4,185,000          3.44% due 04/25/2006....................................................        4,185,000
                       4,100,000          3.37% due 05/25/2006....................................................        4,100,000
                      20,367,631        Comanche County, Oklahoma Home Finance S/F Revenue Notes (Series A)
                                          FXRDN 3.32% due 04/03/2006..............................................       20,367,631
                       3,634,251        Comanche County, Oklahoma Home Finance S/F Revenue Notes (Series A)
                                          FXRDN 2.53% due 05/01/2006..............................................        3,634,251
                       7,445,451        Grand Gateway Home Finance Authority S/F Mortgage Revenue (Series A)
                                          FXRDN 3.34% due 02/01/2006..............................................        7,445,451
                       2,600,000        Oklahoma City, Oklahoma (Putters -- Series 743) VRDN 2.37%
                                          due 03/01/2013 (a)(b)...................................................        2,600,000
                       5,000,000        Oklahoma Development Finance Authority Revenue (ConocoPhillips Co. Project)
                                          FXRDN 2.42% due 12/01/200...............................................        5,000,000
                      19,250,000        Oklahoma Development Finance Authority Revenue (Inverness Village --
                                          Continuing Care Retirement -- Series C) DDN 2.35% due 02/01/2012 (a)....       19,250,000
                                        Oklahoma County, Oklahoma Home Finance Authority S/F Mortgage Revenue
                                          FXRDN:
                      46,918,596          (Series A) 3.37% due 05/01/2006.........................................       46,918,596

                                                                25

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Oklahoma         $     9,761,238          (Series D) 3.34% due 02/01/2006......................................... $      9,761,238
(continued)              761,000        Oklahoma Housing Finance Agency S/F Revenue FXRDN 3.49% due 08/31/2005....          761,000
                      18,710,000        Oklahoma State Industrial Authority Revenue (Integris Baptist -- Series B)
                                          VRDN 2.33% due 08/15/2029 (a)...........................................       18,710,000
                       9,000,000        Payne County, Oklahoma EDA Student Housing Revenue (Student Project --
                                          Series B) VRDN 2.37% due 07/01/2037 (a).................................        9,000,000
                       3,000,000        Tulsa County, Oklahoma Home Finance Authority S/F Mortgage Revenue
                                          (Floaters -- Series 1068) VRDN 2.41% due 12/01/2038 (a)(b)..............        3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.2%        10,000,000        ABN-AMRO Muni Tops -- Portland, Oregon (Series 2001-4)
                                          VRDN 2.36% due 06/01/2009 (a)(b)........................................       10,000,000
                       3,827,000        Clackamas County, Oregon Health Facilities Authority Hospital Revenue
                                          (Floaters -- Series 689) VRDN 2.38% due 12/25/2005 (a)(b)...............        3,827,000
                       8,250,000        Multnomah County, Oregon Hospital Facilities Authority Revenue
                                          (Holladay Park Plaza Revenue Project) DDN 2.34% due 11/15/2033 (a)......        8,250,000
                       4,975,000        Oregon State (ROCS RR II R 6001) VRDN 2.37% due 08/01/2022 (a)(b).........        4,975,000
                       7,000,000        Oregon State Facilities Authority Revenue (Oregon Episcopal School
                                          Project -- Series A) VRDN 2.40% due 10/01/2034 (a)......................        7,000,000
                                        Oregon State EDR (Newsprint Co. Project) DDN:
                       1,900,000          (Series 197) 2.36% due 08/01/2025 (a)...................................       21,900,000
                      16,070,000          (Series 197) 2.36% due 12/01/2025 (a)...................................       16,070,000
                      18,600,000          (Series 202) 2.36% due 04/01/2026 (a)...................................       18,600,000
                      13,000,000          (Series 203) 2.36% due 12/01/2026 (a)...................................       13,000,000
                       5,360,000        Oregon State Health, Housing, Educational & Cultural Facilities Authority
                                          (Assumption Village Project -- Series A) VRDN 2.37% due 03/01/2033 (a)..        5,360,000
                                        Oregon State Health Sciences University Revenue (Oshu Medical Group
                                          Project) VRDN:
                      15,000,000          (Series A) 2.36% due 07/01/2033 (a).....................................       15,000,000
                      24,000,000          (Series B) 2.36% due 07/01/2033 (a).....................................       24,000,000
                                        Portland, Oregon Sewer Systems Revenue VRDN:
                       1,730,000          (Putters -- Series 614) 2.37% due 10/01/2012 (a)(b).....................        1,730,000
                       6,000,000          (Putters -- Series 955) 2.37% due 02/01/2013 (a)(b).....................        6,000,000
                       7,750,000        Portland, Oregon EDR (Broadway Project -- Series A)
                                          VRDN 2.37% due 04/01/2035 (a)...........................................        7,750,000
                       4,255,000        Tri-City, Oregon Revenue (Putters -- Series 787) VRDN 2.37%
                                          due 03/01/2013 (a)(b)...................................................        4,255,000
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.8%   17,260,000        ABN-AMRO Muni Tops -- Radnor Pennsylvania School District
                                          VRDN 2.37% due 08/15/2013 (a)(b)........................................       17,260,000
                      21,755,000        Allegheny County, Pennsylvania IDA Health & Housing Facilities Revenue
                                          (Longwood -- Series B) DDN 2.34% due 07/01/2027 (a).....................       21,755,000
                      11,455,000        Allegheny County, Pennsylvania (Series C-51) FXRDN 2.80%
                                          due 08/01/2005..........................................................       11,455,000
                      14,455,000        Allegheny County, Pennsylvania (Series C-51) VRDN 2.37%
                                          due 05/01/2027 (a)......................................................       14,455,000
                      13,250,000        Delaware County, Pennsylvania IDA (Exelon Generating -- Series 01-A)
                                          CP 2.45% due 09/12/2005.................................................       13,250,000

                                                                26

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Pennsylvania     $    47,000,000        Emmaus, Pennsylvania General Authority Revenue (Loan Program -- Series A)
(continued)                               VRDN 2.35% due 03/01/2030 (a)........................................... $     47,000,000
                       8,398,000        Erie County, Pennsylvania Hospital Authority Revenue
                                          (Floaters -- Series 820) VRDN 2.37% due 07/01/2022 (a)..................        8,398,000
                      20,000,000        Geisinger, Pennsylvania Health System Authority Revenue
                                          DDN 2.33% due 08/01/2028 (a)............................................       20,000,000
                       4,000,000        Montgomery County, Pennsylvania IDA PCR VRDN 2.40% due 10/01/2034 (a).....        4,000,000
                       9,610,000        New Garden, Pennsylvania General Authority Municipal Revenue
                                          (Municipal Pooled Financing Program -- Series I) VRDN 2.43%
                                          due 11/01/2029 (a)......................................................        9,610,000
                      44,800,000        New Garden, Pennsylvania General Authority Municipal Revenue
                                          (Municipal Pooled Financing Program -- Series II) VRDN 2.43%
                                          due 12/01/2033 (a)......................................................       44,800,000
                                        Pennsylvania State VRDN:
                      13,945,000          (Putters -- Series 512) 2.37% due 09/01/2014 (a)(b).....................       13,945,000
                       3,300,000          (Putters -- Series 939) 2.37% due 07/01/2012 (a)(b).....................        3,300,000
                      13,000,000        Pennsylvania State Economic Development Finance Authority (Merck & Co.
                                          Inc. West Point Project) VRDN 2.40% due 07/01/2031 (a)..................       13,000,000
                       8,100,000        Pennsylvania State Economic Development Finance Authority
                                          (Wastewater Treatment Revenue (Sunoco Inc. R & M Project -- Series A)
                                          VRDN 2.63% due 10/01/2034 (a)...........................................        8,100,000
                       5,850,000        Pennsylvania State Public School Building Authority Lease Revenue
                                          (Putters -- Series 798) VRDN 2.37% due 02/01/2013 (a)(b)................        5,850,000
                       8,430,000        Pennsylvania State Turnpike Community Revenue (Series 2004-29)
                                          VRDN 2.36% due 12/01/2034 (a)(b)........................................        8,430,000
                      20,610,000        Pennsylvania State Turnpike Community Revenue (Series B)
                                          VRDN 2.33% due 12/01/2012 (a)...........................................       20,610,000
                      29,000,000        Philadelphia, Pennsylvania Airport Revenue (Series C)
                                          VRDN 2.40% due 06/15/2025 (a)...........................................       29,000,000
                      14,000,000        Philadelphia, Pennsylvania Hospital & Higher Educational Facilities
                                          Authority Revenue (Childrens Hospital Project -- Series D)
                                          DDN 2.33% due 07/01/2031 (a)............................................       14,000,000
                      17,940,000        Philadelphia, Pennsylvania School District (Eagle 720050039 CL-A)
                                          VRDN 2.37% due 08/01/2019 (a)(b)........................................       17,940,000
                       9,364,500        Philadelphia, Pennsylvania School District (Floaters -- Series 496)
                                          VRDN 2.36% due 04/01/2027 (a)(b)........................................        9,364,500
                      25,048,000        Venango, Pennsylvania IDA (Scrubgrass -- Series 93) CP 2.50%
                                          due 09/01/2005..........................................................       25,048,000
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 1.2%                     Government Development Bank, Puerto Rico CP:
                      19,075,000          2.95% due 08/01/2005....................................................       19,075,000
                      18,888,000          2.98% due 08/01/2005....................................................       18,888,000
                       6,208,000          2.95% due 08/02/2005....................................................        6,208,000
                       2,500,000          2.98% due 08/04/2005....................................................        2,500,000
                      21,030,000          3.05% due 08/18/2005....................................................       21,030,000
                      85,658,627          3.05% due 08/19/2005....................................................       85,658,627
                       6,500,000          3.05% due 08/22/2005....................................................        6,500,000
                      10,000,000          2.98% due 08/25/2005....................................................       10,000,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                27

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
====================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
====================================================================================================================================
Rhode Island --  $     7,500,000        Lincoln, Rhode Island BAN 3.00% due 10/12/2005............................ $      7,516,838
0.4%                   1,740,000        Rhode Island State EDR Airport Revenue (Putters -- Series 971)
                                          VRDN 2.37% due 01/01/2013 (a)(b)........................................        1,740,000
                       3,400,000        Rhode Island State EDR (Immunex Rhode Island Corp. Sewer
                                          Project) VRDN 2.42% due 12/01/2023 (a)..................................        3,400,000
                       5,600,000        Rhode Island State Health & Educational Building Corp. Revenue
                                          (La Salle Academy) VRDN 2.34% due 07/01/2033 (a)........................        5,600,000
                       5,000,000        Rhode Island State Health & Educational Building Corp. Revenue
                                          (Jewish Services Agency) VRDN 2.34% due 12/01/2032 (a)..................        5,000,000
                       5,000,000        Rhode Island State Health & Educational Building Corp. Revenue
                                          (Pennfield School) VRDN 2.34% due 09/01/2034 (a)........................        5,000,000
                       3,150,000        Rhode Island State Health & Educational Building Corp. Revenue
                                          (Thundermist) VRDN 2.34% due 02/01/2034 (a).............................        3,150,000
                       2,415,000        Rhode Island State Housing & Mortgage Finance M/F Corp.
                                          (Smith Building Development Corp.) VRDN 2.40%
                                          due 12/01/2028 (a)......................................................        2,415,000
                       2,300,000        Rhode Island State Industrial Facilities Corporation IDR (Capital
                                          Development Corp. Project) VRDN 2.60%
                                          due 11/01/2005 (a)......................................................        2,300,000
                       4,270,000        Rhode Island State Industrial Facilities Corporation IDR (Hall
                                          Real Estate LLC Project) VRDN 2.42% due 02/01/2021 (a)..................        4,270,000
                       1,050,000        Rhode Island State Industrial Facilities Corporation IDR
                                          (Gardener Specialty -- Series A) VRDN 2.45%
                                          due 05/01/2021 (a)......................................................        1,050,000
                       7,855,000        Rhode Island State & Providence Plantations Certificate
                                          Partnership (Putters -- Series 978) VRDN 2.37%
                                          due 04/01/2013 (a)(b)...................................................        7,855,000
------------------------------------------------------------------------------------------------------------------------------------
South Carolina --     12,100,000        ABN-AMRO Muni Tops -- South Carolina (Series 02-32)
1.3%                                      VRDN 2.37% due 10/01/2010 (a)(b)........................................       12,100,000
                       8,300,000        Berkeley County, South Carolina IDR (Nucor Corp. Project)
                                          VRDN 2.42% due 04/01/2030 (a)...........................................        8,300,000
                       5,630,000        Columbia, South Carolina Certificate Partnership (Putters --
                                          Series 574) VRDN 2.37% due 02/01/2012 (a)(b)............................        5,630,000
                       4,100,000        Darlington County, South Carolina IDR (Nucor Corp. Project --
                                          Series A) VRDN 2.42% due 08/01/2029 (a).................................        4,100,000
                                        Florence County, South Carolina Solid Waste Disposal &
                                          Wastewater Treatment Facilities Revenue (Roche Carolina Inc.
                                          Project) DDN:
                      20,850,000          2.40% due 04/01/2026 (a)................................................       20,850,000
                      11,700,000          2.40% due 04/01/2028 (a)................................................       11,700,000
                       5,255,000        Greenville Hospital System, South Carolina Hospital Facilities
                                          Revenue (ROCS RR II R 2025) VRDN 2.37%
                                          due 05/01/2019 (a)(b)...................................................        5,255,000
                      10,200,000        Medical University, South Carolina Hospital Facilities Revenue
                                          (Series A-5) VRDN 2.38% due 08/15/2027 (a)..............................       10,200,000
                       5,000,000        Rock Hill, South Carolina Utilities System Revenue (Series B)
                                          VRDN 2.38% due 01/01/2033 (a)...........................................        5,000,000
                       4,950,000        South Carolina EDA IDR (Core Materials Corp. Project)
                                          VRDN 2.49% due 04/01/2013 (a)...........................................        4,950,000
                       2,800,000        South Carolina EDA IDR (Electric City Printing Co. Project)
                                          VRDN 2.49% due 07/01/2012 (a)...........................................        2,800,000
                      20,340,000        South Carolina EDA Health Facilities Revenue (Episcopal Church
                                          Home) VRDN 2.43% due 04/01/2027 (a).....................................       20,340,000

                                                                28

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
South Carolina   $     6,250,000        South Carolina EDA EDR (Holcim US Inc. Project) VRDN 2.50%
(continued)                               due 12/01/2033 (a)...................................................... $      6,250,000
                       1,045,000        South Carolina EDA EDR (Parkway Products Inc. Project)
                                          VRDN 2.44% due 11/01/2007 (a)...........................................        1,045,000
                       3,970,000        South Carolina EDA EDR (Performance Friction Corp. Project)
                                          VRDN 2.39% due 06/01/2012 (a)...........................................        3,970,000
                       9,500,000        South Carolina EDA EDR (Southeastern Fly Ash Project)
                                          VRDN 2.39% due 01/01/2014 (a)...........................................        9,500,000
                      12,965,000        South Carolina Jobs EDA Authority Hospital Facilities Revenue
                                          (Sisters of Charity Hospitals) VRDN 2.36%
                                          due 11/01/2032 (a)......................................................       12,965,000
                       2,960,000        South Carolina Jobs EDA Authority Student Housing Revenue
                                          (Putters -- Series 650) VRDN 2.39% due 08/01/2012 (a)(b)................        2,960,000
                       7,250,000        South Carolina State Housing Finance & Development Authority
                                          M/F Revenue (Bayside Apartments Project) VRDN 2.39%
                                          due 07/15/2039 (a)......................................................        7,250,000
                       4,555,000        South Carolina State Public Service Authority Revenue (ROCS
                                          RR II R 6007) VRDN 2.37% due 01/01/2022 (a)(b)..........................        4,555,000
                      11,100,000        South Carolina Transportation Infrastructure Bank Revenue
                                          Municipal Securities Trust (SGA 116) DDN 2.36%
                                          due 10/01/2027 (a)(b)...................................................       11,100,000
                       5,245,000        South Carolina Transportation Infrastructure Bank Revenue
                                          (Putters -- Series 316) VRDN 2.37% due 10/01/2021 (a)(b)................        5,245,000
------------------------------------------------------------------------------------------------------------------------------------
South Dakota --       31,500,000        South Dakota State Health & Educational Facilities Authority
0.3%                                      Revenue (Rapid City Regional Hospital MBIA)
                                          DDN 2.30% due 09/01/2027 (a)............................................       31,500,000
                       6,000,000        South Dakota State Health & Educational Facilities Authority
                                          Revenue University (Sioux Falls) DDN 2.35%
                                          due 10/01/2034 (a)......................................................        6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 7.1%                       Blount County, Tennessee Public Building Authority (Local
                                          Government Public Improvement) DDN:
                      20,000,000          (Series A-1-A) 2.33% due 06/01/2031 (a).................................      20,000,000
                      16,070,000          (Series A-1-B) 2.33% due 06/01/2022 (a).................................      16,070,000
                      11,490,000          (Series A-1-C) 2.33% due 06/01/2017 (a).................................      11,490,000
                       2,965,000          (Series A-1-D) 2.33% due 06/01/2025 (a).................................       2,965,000
                      11,175,000          (Series A-2-A) 2.33% due 06/01/2030 (a).................................      11,175,000
                      10,000,000          (Series A-2-B) 2.33% due 06/01/2025 (a).................................      10,000,000
                       5,000,000          (Series A-2-C) 2.33% due 06/01/2021 (a).................................       5,000,000
                      10,000,000          (Series A-2-D) 2.33% due 06/01/2026 (a).................................      10,000,000
                      33,100,000          (Series A-3-A) 2.33% due 06/01/2026 (a).................................      33,100,000
                      22,200,000          (Series A-4-A) 2.33% due 06/01/2032 (a).................................      22,200,000
                      10,000,000          (Series A-5-A) 2.33% due 06/01/2030 (a).................................      10,000,000
                       5,700,000          (Series A-5-B) 2.33% due 06/01/2028 (a).................................       5,700,000
                      14,000,000          (Series D-1-B) 2.33% due 06/01/2027 (a).................................      14,000,000
                                        Clarksville, Tennessee Public Building Authority Revenue DDN:
                       3,965,000          2.34% due 01/01/2033 (a)................................................        3,965,000
                       6,400,000          2.34% due 07/01/2031 (a)................................................        6,400,000
                       4,310,000        Greeneville, Tennessee Health & Educational Facilities Board
                                          Hospital Revenue (Floating Rate Certificates -- Series 172)
                                          VRDN 2.41% due 11/15/2008 (a)(b)........................................        4,310,000
                       2,000,000        Jackson, Tennessee Health, Educational & Housing Facilities
                                          Board M/F Revenue (Villages Old Hickory Project)
                                          FXRDN 2.69% due 12/01/2005..............................................        2,000,000

                                                                29

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Tennessee        $    19,775,000        Johnson County, Tennessee Municipal Securities Trust (SGA 45)
(continued)                               VRDN 2.36% due 05/01/2021 (a)(b)........................................ $     19,775,000
                       3,000,000        Knox County, Tennessee Health, Educational & Housing
                                          Facilities Board Revenue (Holston Long Term Care Project)
                                          VRDN 2.48% due 08/01/2015 (a)...........................................        3,000,000
                       7,080,000        Knox County, Tennessee Health, Educational & Housing Facilities
                                          Board Revenue (Cookeville Regional Project -- Series A-2)
                                          VRDN 2.50% due 10/01/2026 (a)...........................................        7,080,000
                       5,170,000        Knox County, Tennessee Health, Educational & Housing Facilities
                                          Board Revenue (Baptist Hospital System Project) VRDN 2.50%
                                          due 04/01/2027 (a)......................................................        5,170,000
                       8,000,000        Lewisburg, Tennessee Industrial Development Board (Solid Waste
                                          Disposal Revenue Waste Management Incorporated Project)
                                          VRDN 2.44% due 07/01/2033 (a)...........................................        8,000,000
                       5,638,500        Memphis, Tennessee (Floaters -- Series 1018) VRDN 2.36%
                                          due 10/01/2019 (a)(b)...................................................        5,638,500
                      14,000,000        Memphis, Tennessee Electric System Revenue (Putters -- Series 377)
                                          VRDN 2.37% due 12/01/2011 (a)(b)........................................       14,000,000
                                        Memphis, Tennessee Health, Educational & Housing Facilities
                                          Board Revenue (Not-For-Profit M/F Project) VRDN:
                       2,040,000          2.50% due 07/01/2032 (a)................................................        2,040,000
                      10,000,000          2.50% due 08/01/2032 (a)................................................       10,000,000
                       8,730,000        Montgomery County, Tennessee Public Building Authority
                                          Revenue (Tennessee County Loan Pool) VRDN 2.34%
                                          due 09/01/2029 (a)......................................................        8,730,000
                                        Montgomery County, Tennessee Public Building Authority
                                          Revenue (Tennessee County Loan Pool) DDN:
                     101,020,000          2.34% due 04/01/2032 (a)................................................      101,020,000
                      90,600,000          2.34% due 07/01/2034 (a)................................................       90,600,000
                       6,100,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee (ROCS RR II R 371) VRDN 2.37%
                                          due 01/01/2018 (a)(b)...................................................        6,100,000
                       4,500,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee Airport Authority Revenue (Embraer Aircraft Service
                                          Project) VRDN 2.46% due 05/01/2030 (a)..................................        4,500,000
                       1,990,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee District Energy System Revenue (ROCS
                                          RR II R 2072) VRDN 2.37% due 10/01/2022 (a)(b)..........................        1,990,000
                       9,310,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee IDB Educational Facilities Revenue (David Lipscomb
                                          University Project) VRDN 2.35% due 02/01/2023 (a).......................        9,310,000
                         235,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee IDB Revenue (Gibson Guitar Project) VRDN 2.43%
                                          due 03/01/2011 (a)......................................................          235,000
                       3,985,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee H & E Facilities Board Revenue (Floaters
                                          Certificates -- Series 533) VRDN 2.38% due 11/15/2016 (a)(b)............        3,985,000
                       4,085,000        Metropolitan Government Nashville & Davidson County,
                                          Tennessee Sports Authority Revenue (Putters -- Series 543)
                                          VRDN 2.37% due 07/01/2012 (a)(b)........................................        4,085,000
                                        Sevier County, Tennessee Public Building Authority (Local
                                          Government Public Improvement) DDN:
                      36,200,000          (Series IV-1) 2.33% due 06/01/2023 (a)..................................       36,200,000

                                                                30

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Tennessee        $     6,000,000          (Series IV-2) 2.33% due 06/01/2020 (a).................................. $      6,000,000
(continued)            8,000,000          (Series IV-3) 2.33% due 06/01/2025 (a)..................................        8,000,000
                       8,745,000          (Series IV-A-2) 2.33% due 06/01/2025 (a)................................        8,745,000
                       9,000,000          (Series IV-A-3) 2.33% due 06/01/2020 (a)................................        9,000,000
                      20,680,000          (Series IV-B-1) 2.33% due 06/01/2020 (a)................................       20,680,000
                      10,000,000          (Series IV-B-2) 2.33% due 06/01/2019 (a)................................       10,000,000
                       7,000,000          (Series IV-B-3) 2.33% due 06/01/2013 (a)................................        7,000,000
                       7,300,000          (Series IV-B-4) 2.33% due 06/01/2025 (a)................................        7,300,000
                      10,000,000          (Series IV-B-5) 2.33% due 06/01/2022 (a)................................       10,000,000
                       5,945,000          (Series IV-B-6) 2.33% due 06/01/2020 (a)................................        5,945,000
                       4,800,000          (Series IV-B-10) 2.33% due 06/01/2023 (a)...............................        4,800,000
                      11,800,000          (Series IV-D-2) 2.33% due 06/01/2025 (a)................................       11,800,000
                       5,540,000          (Series IV-E-2) 2.33% due 06/01/2021 (a)................................        5,540,000
                       5,000,000          (Series IV-F-3) 2.33% due 06/01/2021 (a)................................        5,000,000
                      10,000,000          (Series IV-G-1) 2.33% due 06/01/2026 (a)................................       10,000,000
                       9,100,000          (Series IV-G-2) 2.33% due 06/01/2022 (a)................................        9,100,000
                       7,500,000          (Series IV-G-3) 2.33% due 06/01/2022 (a)................................        7,500,000
                       9,200,000          (Series IV-H-1) 2.33% due 06/01/2025 (a)................................        9,200,000
                       5,050,000          (Series IV-H-2) 2.33% due 06/01/2027 (a)................................        5,050,000
                      10,000,000          (Series IV-I-1) 2.33% due 06/01/2032 (a)................................       10,000,000
                       4,930,000          (Series IV-I-3) 2.33% due 06/01/2015 (a)................................        4,930,000
                      18,000,000          (Series IV-J-1) 2.33% due 06/01/2028 (a)................................       18,000,000
                      18,750,000          (Series VI-D-1) 2.33% due 06/01/2030 (a)................................       18,750,000
                      10,000,000          (Series VI-D-2) 2.33% due 06/01/2024 (a)................................       10,000,000
                                        Shelby County, Tennessee CP:
                      37,500,000          2.48% due 08/01/2005....................................................       37,500,000
                       9,000,000          2.58% due 08/01/2005....................................................        9,000,000
                      37,500,000          2.52% due 08/25/2005....................................................       37,500,000
                       4,550,000        Shelby County, Tennessee (Eagle 720050073 CL-A) VRDN 2.37%
                                          due 04/01/2014 (a)(b)...................................................        4,550,000
                       4,660,000        Shelby County, Tennessee (ROCS RR II R 3023) VRDN 2.37%
                                          due 04/01/2020 (a)(b)...................................................        4,660,000
                      21,800,000        Shelby County, Tennessee Health, Educational & Housing
                                          Facilities Board Revenue M/F Housing VRDN 2.39%
                                          due 07/01/2024 (a)......................................................       21,800,000
                       9,000,000        Sumner County, Tennessee VRDN 2.34% due 06/01/2008 (a)....................        9,000,000
                      23,200,000        Tennessee Housing & Development Agency S/F Mortgage Revenue
                                          (Series CN-1) FXRDN 3.17% due 08/11/2005................................       23,200,000
                      36,025,000        Tennessee Housing & Development Agency S/F Mortgage Revenue
                                          (Series R-9) FXRDN 2.99% due 12/08/2005.................................       36,025,000
                      18,845,000        Tennessee Housing & Development Agency S/F Mortgage Revenue
                                          (Series 2004) FXRDN 3.17% due 08/09/2005................................       18,845,000
                      20,000,000        Tennessee State GO (Series A) CP 2.47% due 09/15/2005.....................       20,000,000
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 12.5%        24,884,000        ABN-AMRO Muni Tops -- Texas A&M University Revenue
                                          (Series 1999-5) VRDN 2.35% due 12/06/2006 (a)(b)........................       24,884,000
                      15,750,000        ABN-AMRO Muni Tops -- Houston, Texas Airport System
                                          (Series 1998-15) VRDN 2.43% due 07/05/2006 (a)(b).......................       15,750,000
                      20,000,000        ABN-AMRO Muni Tops -- Dallas, Texas Waterworks & Sewer
                                          Systems Revenue (Series 1998-19) VRDN 2.37%
                                          due 07/04/2007 (a)(b)...................................................       20,000,000
                       9,000,000        ABN-AMRO Muni Tops -- San Antonio, Texas Electric & Gas
                                          Revenue (Series 1998-22) VRDN 2.37% due 01/02/2007 (a)(b)...............        9,000,000

                                                                31

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Texas            $     9,510,000        ABN-AMRO Muni Tops -- Keller, Texas Independent School
(continued)                               District (Series 2001-26) VRDN 2.37% due 07/01/2009 (a)(b).............. $      9,510,000
                       4,060,000        Austin, Texas (Putters -- Series 720) VRDN 2.37%
                                          due 03/01/2013 (a)......................................................        4,060,000
                                        Austin, Texas Utility System Revenue (Travis & Williamson
                                          Co.) CP:
                      35,198,000          2.50% due 08/26/2005....................................................       35,198,000
                      12,712,000          2.50% due 09/13/2005....................................................       12,712,000
                       3,080,000        Austin, Texas Water & Wastewater System Revenue (Floaters --
                                          Series 1114) VRDN 2.36% due 11/15/2029 (a)(b)...........................        3,080,000
                      13,245,000        Bell County, Texas Health Facilities Development Corp. Revenue
                                          (Scott & White Member Hospital -- Series B-2) DDN 2.33%
                                          due 08/15/2029 (a)......................................................       13,245,000
                      33,185,000        Bell County, Texas Health Facilities Development Corp. Revenue
                                          (Scott & White Member Hospital -- Series 2001-2) DDN 2.33%
                                          due 08/15/2031 (a)......................................................       33,185,000
                       4,850,000        Bexar County, Texas (Putters -- Series 537) VRDN 2.37%
                                          due 06/15/2011 (a)......................................................        4,850,000
                                        Brazos River Authority Texas PCR VRDN:
                      17,000,000          (Series A) 2.40% due 10/01/2030 (a).....................................       17,000,000
                      34,600,000          (Series D-1) 2.38% due 05/01/2033 (a)...................................       34,600,000
                      19,770,000          (Series D-2) 2.38% due 05/01/2033 (a)...................................       19,770,000
                      20,000,000        Brazos River, Texas Harbor Navigator District (BASF Corp.
                                          Project) VRDN 2.43% due 04/01/2037 (a)..................................       20,000,000
                                        Brazos River, Texas Harbor Navigator District (Brazoria County,
                                          Environmental Facilities Revenue Dow Chemical -- Series A-2) DDN:
                       3,100,000          2.42% due 05/15/2033 (a)................................................        3,100,000
                       5,300,000          2.50% due 05/15/2033 (a)................................................        5,300,000
                       4,990,000        Cameron County, Texas Housing Finance Corp. FXRDN 3.31%
                                          due 09/01/2005..........................................................        4,990,000
                      34,800,000        Capital Area Cultural Educational Facilities Revenue
                                          VRDN 2.33% due 04/01/2025 (a)...........................................       34,800,000
                      19,302,556        Central Texas Housing Finance Corp. S/F Mortgage Revenue
                                          (Series A) FXRDN 3.32% due 07/03/2006...................................       19,302,556
                       2,585,000        Comal, Texas School District (Putters -- Series 756)
                                          VRDN 2.37% due 02/01/2011 (a)(b)........................................        2,585,000
                       2,015,000        Corpus Christi, Texas IDC EDR (Air Invention Co. Project)
                                          FXRDN 2.40% due 08/01/2005..............................................        2,015,000
                       3,785,000        Corpus Christi, Texas Utilities System Revenue (ROCS
                                          R II R 2149) VRDN 2.37% due 07/15/2024 (a)(b)...........................        3,785,000
                       8,400,000        Dallas Fort Worth, Texas International Airport Revenue
                                          VRDN 2.41% due 11/01/2032 (a)...........................................        8,400,000
                       2,745,000        Dallas Fort Worth, Texas International Airport Revenue
                                          (Floaters -- Series 824) VRDN 2.41% due 11/01/2015 (a)(b)...............        2,745,000
                       4,790,000        Dallas Fort Worth, Texas International Airport Revenue
                                          (Merlots -- Series A-13) VRDN 2.42% due 11/01/2011 (a)(b)...............        4,790,000
                       4,495,000        Dallas, Texas School District (ROCS RR II R 6038)
                                          VRDN 2.37% due 08/15/2024 (a)(b)........................................        4,495,000
                       3,245,000        Dallas, Texas School District (Floaters -- Series 1073)
                                          VRDN 2.36% due 02/15/2021 (a)(b)........................................        3,245,000

                                                                32

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Texas                                   Dallas, Texas Area Rapid Transit Authority CP:
(continued)      $    26,000,000          2.48% due 09/07/2005.................................................... $     26,000,000
                      25,000,000          2.50% due 09/08/2005....................................................       25,000,000
                       5,130,000        Denton County, Texas (Putters -- Series 675) VRDN 2.37%
                                          due 07/15/2010 (a)(b)...................................................        5,130,000
                       4,067,500        Denton, Texas School District (Floaters -- Series 951) VRDN 2.36%
                                          due 08/15/2033 (a)(b)...................................................        4,067,500
                       3,000,000        Denton, Texas School District (Series 2005-A) VRDN 2.38%
                                          due 08/01/2035 (a)......................................................        3,000,000
                      13,350,000        Dickinson, Texas Independent School District Municipal Securities
                                          Trust Receipts (SGA 94) DDN 2.36% due 02/15/2028 (a)....................       13,350,000
                       6,000,000        Eagle Mountain & Saginaw, Texas School District VRDN 2.39%
                                          due 08/01/2030 (a)......................................................        6,000,000
                      12,000,000        Eagle Tax-Exempt Trust -- Texas State Turnpike Authority
                                          (Series 02-6004) VRDN 2.37% due 08/15/2042 (a)(b).......................       12,000,000
                                        Galena Park, Texas Independent School District VRDN:
                       6,795,000          (ROCS RR II R 2198) 2.37% due 08/15/2021 (a)(b).........................        6,795,000
                       6,790,000          (ROCS RR II R 7523) 2.37% due 08/15/2021 (a)(b).........................        6,790,000
                       2,800,000        Gulf Coast Waste Disposal Authority Texas Environment Facilities
                                          Revenue (Air Products Project) VRDN 2.42%
                                          due 12/01/2039 (a)......................................................        2,800,000
                      12,500,000        Gulf Coast Waste Disposal Authority Texas Solid Waste Disposal
                                          Revenue (Air Products Project) VRDN 2.42%
                                          due 03/01/2035 (a)......................................................       12,500,000
                       9,400,000        Gulf Coast Waste Disposal Authority Texas Solid Waste Disposal
                                          Revenue (Waste Management -- Series A) VRDN 2.39%
                                          due 04/01/2019 (a)......................................................        9,400,000
                      13,490,000        Harris County, Houston Texas (Sports Authority Revenue --
                                          Series Z-3) VRDN 2.42% due 11/15/2025 (a)(b)............................       13,490,000
                       4,000,000        Harris County, Texas (Eagle -- Series 2002-6012) GO
                                          VRDN 2.37% due 08/15/2030 (a)...........................................        4,000,000
                     130,500,000        Harris County, Texas Health Facilities Development Corp.
                                          Hospital Revenue (The Methodist System -- Series B)
                                          DDN 2.33% due 12/01/2032 (a)............................................      130,500,000
                       3,900,000        Harris County, Texas IDC Solid Waste Disposal Revenue (Deer
                                          Park Limited Partnership -- Series A) DDN 2.43%
                                          due 02/01/2023 (a)......................................................        3,900,000
                      16,900,000        Harris County, Texas IDC Solid Waste Disposal Revenue (Deer
                                          Park Project) DDN 2.43% due 03/01/2023 (a)..............................       16,900,000
                       4,995,000        Houston, Texas (Putters -- Series 663) VRDN 2.37%
                                          due 03/01/2012 (a)(b)...................................................        4,995,000
                      18,000,000        Houston, Texas Airport System Revenue (Series A) VRDN 2.39%
                                          due 07/01/2030 (a)......................................................       18,000,000
                         923,214        Houston, Texas Housing Finance Corp. S/F Mortgage Revenue
                                          (Series B) FXRDN 2.49% due 10/03/2005...................................          923,214
                      41,000,000        Houston, Texas Independent School District FXRDN 2.77%
                                          due 06/14/2006..........................................................       41,000,000
                       6,590,000        Houston, Texas Utilities System Revenue (Series A) VRDN 2.37%
                                          due 05/25/2012 (a)......................................................        6,590,000
                       6,495,000        Houston, Texas Utilities System Revenue (Putters -- Series 669)
                                          VRDN 2.37% due 05/15/2012 (a)...........................................        6,495,000
                      18,480,000        Houston, Texas Water & Sewer System Revenue (Merlots --
                                          Series A-128) VRDN 2.37% due 12/01/2029 (a)(b)..........................       18,480,000

                                                                33

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Texas            $     9,985,000        Houston, Texas Water & Sewer System Revenue (Merlots --
(continued)                               Series C-20) VRDN 2.37% due 12/01/2032 (a)(b)........................... $      9,985,000
                      11,925,000        Humble, Texas Independent School District
                                          (ROCS RR II R 7007) VRDN 2.37% due 02/15/2025 (a)(b)....................       11,925,000
                      10,455,000        Irving, Texas School District (Putters -- Series 782)
                                          VRDN 2.37% due 02/15/2013 (a)(b)........................................       10,455,000
                       6,200,000        Jewett Economic Development Corp. Texas IDR (Nucor Corp.
                                          Project) VRDN 2.42% due 08/01/2038 (a)..................................        6,200,000
                      28,500,000        Keller, Texas Independent School District Municipal Securities
                                          Trust Receipts (SGA 111) DDN 2.36% due 08/15/2030 (a)...................       28,500,000
                       7,190,000        Killeen, Texas Waterworks & Sewer Revenue (Putters --
                                          Series 542) VRDN 2.37% due 08/15/2011 (a)(b)............................        7,190,000
                       1,200,000        Longview Texas Industrial Corp. Revenue (Collins Industries Inc.
                                          Project) VRDN 2.42% due 04/01/2009 (a)..................................        1,200,000
                       2,000,000        Mansfield, Texas School District (Putters -- Series 704)
                                          VRDN 2.37% due 02/15/2013 (a)(b)........................................        2,000,000
                      12,280,000        Mesquite, Texas School District VRDN 2.34%
                                          due 08/15/2025 (a)......................................................       12,280,000
                       3,300,000        Mesquite, Texas IDC Revenue (Morrison Products) VRDN 2.42%
                                          due 01/10/2010 (a)......................................................        3,300,000
                      17,900,000        Midlothian, Texas IDC PCR (Crow Cement Co. Project)
                                          VRDN 2.34% due 12/01/2009 (a)...........................................       17,900,000
                         656,500        Montgomery County, Texas IDC Revenue (Sawyer Research
                                          Products Inc.) VRDN 2.50% due 02/04/2015 (a)............................          656,500
                      13,460,000        Municipal Securities Trust Certificates -- Austin, Texas
                                          (Class A -- Series 105) DDN 2.36% due 06/08/2020 (a)(b).................       13,460,000
                                        Municipal Securities Trust Certificates -- Houston, Texas Water
                                          (Class A -- Series 2001-111) DNN:
                      12,780,000          2.36% due 05/07/2019 (a.................................................       12,780,000
                       6,000,000          2.36% due 05/17/2019 (a)................................................        6,000,000
                      35,735,000        Municipal Securities Trust Certificates -- Houston, Texas Water
                                          (Class A -- Series 2001-123) DDN 2.36%
                                          due 02/24/2009 (a)(b)...................................................       35,735,000
                       8,015,000        Municipal Securities Trust Certificates --  San Antonio Water
                                          (Class A -- Series 2001-131) DDN 2.36%
                                          due 05/09/2017 (a)(b)...................................................        8,015,000
                       9,725,000        Municipal Securities Trust Certificates Perlin, Texas (Independent
                                          School House Board -- Class A -- Series 2001-141)
                                          DDN 2.36% due 03/08/2017 (a)(b).........................................        9,725,000
                       2,456,788        Nortex, Texas Housing Finance Corp. S/F Mortgage Revenue
                                          (Series A) FXRDN 2.38% due 02/01/2006...................................        2,456,788
                       3,900,000        North Center, Texas Health Facilities Development Corp. Revenue
                                          (Methodist Hospital Dallas -- Series B) DDN 2.33%
                                          due 10/01/2015 (a)......................................................        3,900,000
                                        North East, Texas Independent School District VRDN:
                       6,845,000          (Putters -- Series 390) 2.37% due 02/01/2012 (a)(b).....................        6,845,000
                       6,130,000          (Putters -- Series 393) 2.37% due 02/01/2012 (a)(b).....................        6,130,000
                       2,427,500        North Texas Highway Authority Revenue (Dallas North Highway
                                          Systems Floaters -- Series 1040) VRDN 2.36%
                                          due 01/01/2035 (a)(b)...................................................        2,427,500
                      11,800,000        North Texas Highway Authority Revenue (Dallas North Highway
                                          Systems Eagles 7200500025 CL-A) VRDN 2.37%
                                          due 01/01/2035 (a)(b)...................................................       11,800,000

                                                                34

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Texas            $    47,200,000        Nueces River, Texas IDA PCR (San Miguel Electric Co-op)
(continued)                               CP 2.55% due 08/09/2005................................................. $     47,200,000
                       3,000,000        Pflugerville, Texas (Putters -- Series 594) VRDN 2.37%
                                          due 08/01/2023 (a)(b)...................................................        3,000,000
                       3,395,000        Pflugerville, Texas Independent School District (Floaters --
                                          Series 1058) VRDN 2.36% due 08/15/2018 (a)(b)...........................        3,395,000
                       6,955,000        Plano, Texas Independent School District (ROCS RR II R 2106)
                                          VRDN 2.37% due 02/15/2018 (a)(b)........................................        6,955,000
                      22,035,000        Port Arthur, Texas Naval District Environmental Facilities
                                          Revenue (Motiva Enterprises Project) VRDN 2.50%
                                          due 12/01/2027 (a)......................................................       22,035,000
                      20,000,000        Port Arthur, Texas Naval District IDC Exempt Facilities Revenue
                                          (Air Products & Chemicals Project) VRDN 2.42%
                                          due 04/01/2035 (a)......................................................       20,000,000
                      15,000,000        Port Arthur, Texas Naval District Revenue (Series B)
                                          VRDN 2.42% due 05/01/2038 (a)...........................................       15,000,000
                      10,000,000        Port Arthur, Texas Naval District Revenue (Atofina Project --
                                          Series B) VRDN 2.42% due 05/01/2038 (a).................................       10,000,000
                      25,000,000        Port Corpus Christi, Texas Solid Waste Disposal Revenue (Flint
                                          Hills -- Series A) VRDN 2.70% due 07/01/2029 (a)........................       25,000,000
                       4,570,000        Richardson, Texas (Putters -- Series 872) VRDN 2.37%
                                          due 02/15/2013 (a)(b)...................................................        4,570,000
                      11,390,000        Round Rock, Texas Independent School District (Eagle
                                          720050064 CL-A) VRDN 2.37% due 08/01/2015 (a)(b)........................       11,390,000
                      12,000,000        San Antonio, Texas Educational Facilities Corp. Revenue (Higher
                                          Education -- Trinity University) DDN 2.33%
                                          due 06/01/2033 (a)......................................................       12,000,000
                      20,000,000        San Antonio, Texas Electric & Gas Revenue System VRDN 2.20%
                                          due 12/01/2027 (a)......................................................       20,000,000
                       8,150,000        San Antonio, Texas Water Revenue CP 2.48% due 09/07/2005..................        8,150,000
                       4,990,000        San Marcos, Texas School District (Merlots -- Series C-23)
                                          VRDN 1.70% due 08/01/2029 (a)(b)........................................        4,990,000
                       6,802,908        Southeast, Texas Housing Finance Corp. S/F Mortgage Revenue
                                          FXRDN 3.32% due 04/03/2006..............................................        6,802,908
                       7,000,000        Spring, Texas School District (Putters -- Series 695)
                                          VRDN 2.37% due 08/15/2012 (a)(b)........................................        7,000,000
                      15,910,000        Tarrant County, Texas Health Facilities Development Corp.
                                          Revenue (Cumberland Rest Project) DDN 2.34%
                                          due 08/15/2032 (a)......................................................       15,910,000
                      22,000,000        Texas State College Student Loan FXRDN 2.85%
                                          due 07/01/2006..........................................................       22,000,000
                       9,520,000        Texas State College Student Loan Program VRDN 2.43%
                                          due 02/01/2011 (a)......................................................        9,520,000
                      15,000,000        Texas State Department Housing & Community Affairs M/F
                                          Revenue (Arlington Villas -- Series A) VRDN 2.43%
                                          due 12/01/2036 (a)......................................................       15,000,000
                       3,105,000        Texas State Department Housing & Community Affairs S/F
                                          VRDN 2.42% due 09/01/2028 (a)...........................................        3,105,000
                      48,750,000        Texas State Municipal Power Agency CP 2.42% due 08/01/2005................       48,750,000
                                        Texas State Municipal Securities Trust Receipts DDN:
                       5,800,000          (SGA 58-A) 2.37% due 04/01/2035 (a)(b)..................................        5,800,000
                      11,435,000          (SGA 92) 2.36% due 08/01/2029 (a)(b)....................................       11,435,000

                                                                35

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Texas            $     5,080,000        Texas State (Eagle 72005055 CL-A) VRDN 2.37%
(continued)                               due 04/01/2030 (a)(b)................................................... $      5,080,000
                      14,000,000        Texas State (Floating Rate Trust Regional -- Series D)
                                          VRDN 2.40% due 08/31/2005 (a)(b)........................................       14,000,000
                       3,575,000        Texas State (ROCS RR II R 4020) VRDN 2.37%
                                          due 10/01/2022 (a)(b)...................................................        3,575,000
                      25,000,000        Texas State Public Finance Authority Revenue (Series C-1)
                                          CP 2.50% due 09/06/2005.................................................       25,000,000
                     225,000,000        Texas State TRAN 3.00% due 08/31/2005.....................................      225,255,518
                       2,295,000        Texas State Turnpike Authority System Revenue
                                          (ROCS RR II R 284) VRDN 2.37% due 08/15/2039 (a)(b).....................        2,295,000
                       6,000,000        Texas State Veterans Housing (Fund II -- Series A-2) VRDN 2.39%
                                          due 06/01/2033 (a)......................................................        6,000,000
                      18,644,101        Travis County, Texas Housing Finance Corp. S/F Mortgage
                                          Revenue (Series 2001-1-I-1) FXRDN 3.25% due 05/01/2006..................       18,644,101
                       6,830,000        Trinity River Authority Texas Solid Waste Disposal Revenue
                                          (Community Waste Disposal Project) VRDN 2.40%
                                          due 05/01/2021 (a)......................................................        6,830,000
                       4,000,000        University of North Texas, University Revenue VRDN 2.39%
                                          due 04/15/2034 (a)......................................................        4,000,000
                       6,690,000        University of Texas, University Revenue VRDN 2.37%
                                          due 07/01/2033 (a)......................................................        6,690,000
                      21,995,000        University of Texas, University Revenue (Series 97) VRDN 2.36%
                                          due 08/15/2019 (a)......................................................       21,995,000
                       2,900,000        Upper Trinity Regional Water District Texas Water Revenue
                                          (Putters -- Series 579) VRDN 2.37% due 08/01/2012 (a)(b)................        2,900,000
                       5,645,000        Victoria County, Texas Hospital Revenue (Floaters -- Series 959)
                                          VRDN 2.36% due 01/01/2016 (a)(b)........................................        5,645,000
                       4,860,000        Williamson County, Texas (Putters -- Series 410) VRDN 2.37%
                                          due 02/15/2012 (a)(b)...................................................        4,860,000
------------------------------------------------------------------------------------------------------------------------------------
Utah -- 2.0%          77,150,000        Emery County, Utah PCR (Pacificorp Projects) DDN 2.33%
                                          due 11/01/2024 (a)......................................................       77,150,000
                       3,085,000        Logan City, Utah Revenue (Integrated System Inc. -- Series A)
                                          VRDN 2.49% due 06/01/2014 (a)...........................................        3,085,000
                      65,600,000        Murray City, Utah Hospital Revenue (Health Services Inc. --
                                          Series C) DDN 2.33% due 05/15/2036 (a)..................................       65,600,000
                      14,790,000        Utah Housing Corp. S/F Mortgage Revenue VRDN
                                          (Series F-1) 2.42% due 01/01/2034 (a)...................................       14,790,000
                                        Utah Water Finance Agency Revenue VRDN:
                      12,100,000          (Series A-4) 2.40% due 07/01/2029 (a)...................................       12,100,000
                       7,450,000          (Series A-5) 2.43% due 10/01/2027 (a)...................................        7,450,000
                      13,150,000          (Series A-6) 2.43% due 10/01/2030 (a)...................................       13,150,000
                      12,000,000          (Series A-8) 2.40% due 07/01/2032 (a)...................................       12,000,000
                       9,000,000          (Series A-9) 2.40% due 07/01/2034 (a)...................................        9,000,000
                      12,400,000          (Series A-11) 2.40% due 07/01/2031 (a)..................................       12,400,000
                      13,100,000          (Series A-12) 2.40% due 10/01/2035 (a)..................................       13,100,000
                      31,720,000        Weber County, Utah Hospital Revenue (IHC Health Services --
                                          Series C) VRDN 2.33% due 02/15/2035 (a).................................       31,720,000
------------------------------------------------------------------------------------------------------------------------------------
Vermont -- 0.0%        1,425,000        Vermont EDA IDR (Huber & Suhner -- Series A) VRDN 2.45%
                                          due 10/01/2016 (a)......................................................        1,425,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                36

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Virginia -- 1.1% $     7,000,000        Charles City County, Virginia EDA Solid Waste Disposal
                                          Revenue (Waste Management Inc. Project -- Series A)
                                          VRDN 2.39% due 02/01/2029 (a)........................................... $      7,000,000
                      10,610,000        Fairfax County, Virginia EDA Student Housing Revenue (George
                                          Mason Unified Foundation Incorporated Project)
                                          VRDN 2.35% due 02/01/2029 (a)...........................................       10,610,000
                      32,000,000        Fairfax County, Virginia IDA Revenue (Inova Health System
                                          Project -- Series A-1) VRDN 2.36% due 05/15/2035 (a)....................       32,000,000
                       3,395,000        Hampton, Virginia IDA Exempt Facilities Revenue (USA Waste
                                          of Virginia Landfills) VRDN 2.39% due 04/01/2013 (a)....................        3,395,000
                       2,265,000        Loudoun County, Virginia Water Sewer Revenue (ROCS
                                          RR II R 6511) VRDN 2.37% due 01/01/2024 (a)(b)..........................        2,265,000
                      10,000,000        Municipal Securities Trust Certificates (Upper Occoquan Sewer
                                          Authority Virginia Class A -- Series 2001-159) DDN 2.36%
                                          due 03/19/2015 (a)......................................................       10,000,000
                                        Norfolk, Virginia IDA Pool Finance (Sentara Health System
                                          Group) CP:
                      38,000,000          2.43% due 08/01/2005....................................................       38,000,000
                      36,300,000          2.62% due 10/11/2005....................................................       36,300,000
                       6,000,000        Norfolk, Virginia Redevelopment & Housing Authority Revenue
                                          (Old Dominion University Project -- Series B) VRDN 2.34%
                                          due 08/01/2033 (a)......................................................        6,000,000
                      11,385,000        Suffolk, Virginia IDA Residential Care Facilities Revenue (Lake
                                          Prince Center Project) VRDN 2.50% due 10/01/2031 (a)....................       11,385,000
------------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.3%     5,000,000        ABN-AMRO Muni Tops 2001-01 -- King County, Washington
                                          VRDN 2.37% due 07/01/2006 (a)(b)........................................        5,000,000
                       3,050,000        Bellevue, Washington (Eagle 2004-1011 -- Series A)
                                          VRDN 2.37% due 12/01/2043 (a)...........................................        3,050,000
                       4,500,000        Central Puget Sound Washington Regional Authority Sales &
                                          Use Tax Revenue (Putters -- Series 755) VRDN 2.37%
                                          due 11/01/2012 (a)(b)...................................................        4,500,000
                       5,560,000        Clark County, Washington (Putters -- Series 540) VRDN 2.37%
                                          due 06/01/2012 (a)(b)...................................................        5,560,000
                       6,520,000        Clark County, Washington Public Utilities District (Merlots --
                                          Series A-03) VRDN 2.37% due 01/01/2010 (a)(b)...........................        6,520,000
                      26,745,000        Eagle Tax-Exempt Trust -- Port of Seattle, Washington Passenger
                                          Facility Charge (Series 984705) VRDN 2.37%
                                          due 12/01/2019 (a)(b)...................................................       26,745,000
                      14,680,000        Eagle Tax-Exempt Trust -- Washington State Public Power Supply
                                          System (Nuclear Project Number 1 -- Series 964702)
                                          VRDN 2.37% due 07/01/2011 (a)(b)........................................       14,680,000
                       4,800,000        Goat Hill, Washington Lease Revenue (Putters -- Series 705)
                                          VRDN 2.37% due 12/01/2012 (a)(b)........................................        4,800,000
                       1,335,000        Goat Hill, Washington Lease Revenue (ROCS RR II R 2173)
                                          VRDN 2.37% due 12/01/2023 (a)(b)........................................        1,335,000
                       3,505,000        Grant County, Washington Public Utilities District Electric
                                          Revenue (ROCS RR II R 2039) VRDN 2.37%
                                          due 01/01/2019 (a)(b)...................................................        3,505,000
                       5,665,000        King City, Washington (Putters -- Series 1015) VRDN 2.37%
                                          due 06/01/2013 (a)(b)...................................................        5,665,000
                       6,240,000        King City, Washington (ROCS RR II R 2119) VRDN 1.70%
                                          due 06/01/2021 (a)(b)...................................................        6,240,000

                                                                37

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Washington       $    23,600,000        Municipal Securities Trust Certificate (Washington State Motor
(continued)                               Vehicle Fuel -- Class A -- Series 2001-112) DDN 2.36%
                                          due 01/07/2021 (a)(b)................................................... $     23,600,000
                       2,995,000        Pierce County, Washington School District (Floaters --
                                          Series 1116) VRDN 2.36% due 12/01/2023 (a)(b)...........................        2,995,000
                      11,940,000        Pierce County, Washington School District (Putters -- Series 950)
                                          VRDN 2.37% due 06/01/2013 (a)(b)........................................       11,940,000
                       1,000,000        Port Seattle, Washington Revenue (ROCS RR II R 329)
                                          VRDN 2.41% due 04/01/2016 (a)(b)........................................        1,000,000
                       5,675,000        Port Tacoma, Washington Revenue (Merlots -- Series A-123)
                                          VRDN 2.42% due 12/01/2008 (a)(b)........................................        5,675,000
                       3,215,000        Seattle, Washington Housing Authority Revenue (Wedgewood
                                          Estates Project) VRDN 2.42% due 09/01/2036 (a)..........................        3,215,000
                       2,420,000        Seattle, Washington Housing Authority Revenue (Newholly
                                          Project -- Phase III) VRDN 2.42% due 12/01/2034 (a).....................        2,420,000
                       9,680,000        Seattle, Washington Municipal Light & Power Revenue (Municipal
                                          Securities Trust -- SGA 85) DDN 2.36% due 10/01/2023 (a)................        9,680,000
                       6,800,000        Seattle, Washington Municipal Light & Power Revenue (Putters --
                                          Series 668) VRDN 2.37% due 08/01/2012 (a)(b)............................        6,800,000
                      10,000,000        Snohomish County, Washington Public Utility District (#001
                                          Electric Revenue Municipal Securities Trust Receipts --
                                          SGA-124) DDN 2.36% due 12/01/2024 (a)...................................       10,000,000
                       5,220,000        Snohomish County, Transit Infrastructure Bank Revenue
                                          (Putters -- Series 316) VRDN 2.37% due 12/01/2023 (a)(b)................        5,220,000
                       8,750,000        Washington State Economic Development Finance Authority
                                          EDR (Mount Ainstar Resort -- Series C) DDN 2.40%
                                          due 10/01/2023 (a)......................................................        8,750,000
                       4,000,000        Washington State Economic Development Finance Authority Solid
                                          Waste Disposal Revenue (Waste Management Inc. Project --
                                          Series D) VRDN 2.39% due 07/01/2027 (a).................................        4,000,000
                      20,000,000        Washington State Housing Finance Community Nonprofit
                                          Housing Revenue (Emerald Heights Project) DDN 2.38%
                                          due 07/01/2033 (a)......................................................       20,000,000
                      17,885,000        Washington State Housing Finance Community Nonprofit Housing
                                          Revenue (Kenney Home Project) VRDN 2.40%
                                          due 12/01/2031 (a)......................................................       17,885,000
                       8,500,000        Washington State Housing Finance Community M/F Housing
                                          Revenue (Country Club Apartments -- Series A) DDN 2.33%
                                          due 08/01/2032 (a)......................................................        8,500,000
                      10,395,000        Washington State Housing Finance Community M/F Revenue
                                          (Merrill Gardens Renton -- Series A) VRDN 2.43%
                                          due 12/01/2040 (a)......................................................       10,395,000
                       5,715,000        Washington State Floating Certificates Trust -- Austin Trust
                                          (Series 2002-C) GO VRDN 2.41% due 07/01/2023 (a)(b).....................        5,715,000
                      21,890,000        Washington State (Eagle 720050037 CL-A) VRDN 2.37%
                                          due 01/01/2024 (a)(b)...................................................       21,890,000
                       6,785,000        Washington State (Putters -- Series 748) VRDN 2.37%
                                          due 01/01/2013 (a)(b)...................................................        6,785,000
                       9,495,000        Washington State (Putters -- Series 875) VRDN 2.37%
                                          due 01/01/2013 (a)(b)...................................................        9,495,000
                      15,985,000        Washington State (Floaters -- Series 2000-389) GO
                                          VRDN 2.36% due 07/01/2018 (a)(b)........................................       15,985,000

                                                                38

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Washington       $     5,215,000        Washington State (Merlots -- Series A-05) GO VRDN 2.37%
(continued)                               due 01/01/2013 (a)(b)................................................... $      5,215,000
                       6,305,000        Washington State (Merlots -- Series A-101) GO VRDN 2.37%
                                          due 07/01/2019 (a)(b)...................................................        6,305,000
------------------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.3%  2,540,000        Cabell County, West Virginia Building Community Revenue
                                          (Pressley Ridge School Project) VRDN 2.40%
                                          due 08/01/2022 (a)......................................................        2,540,000
                      15,500,000        Putnam County, West Virginia Solid Waste Disposal Revenue
                                          (Toyota Manufacturing Project -- Series A) VRDN 2.39%
                                          due 04/01/2030 (a)......................................................       15,500,000
                       5,910,000        West Virginia Higher Educational Pool Community Revenue
                                          (ROCS RR II R 2210) VRDN 2.37% due 04/01/2023 (a)(b)....................        5,910,000
                      11,175,000        West Virginia State Hospital Finance Authority Revenue (Pallottine
                                          Health -- Series A-1) VRDN 2.33% due 10/01/2033 (a).....................       11,175,000
                       3,860,000        West Virginia University Revenue (Merlots -- Series A-15)
                                          VRDN 2.37% due 04/01/2028 (a)(b)........................................        3,860,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 4.7%     18,985,000        ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
                                          VRDN 2.37% due 05/01/2022 (a)(b)........................................       18,985,000
                      15,000,000        Appleton, Wisconsin Redevelopment Authority Revenue (Fox
                                          Cities Arts Center -- Series B) VRDN 2.45%
                                          due 06/01/2036 (a)......................................................       15,000,000
                       1,000,000        Janesville, Wisconsin IDR (Lamson & Session Co. Project)
                                          VRDN 2.46% due 09/01/2007 (a)...........................................        1,000,000
                       3,195,000        Manitowoc, Wisconsin Electric Revenue (ROCS RR II R 2177)
                                          VRDN 2.37% due 10/01/2024 (a)(b)........................................        3,195,000
                      41,000,000        Milwaukee, Wisconsin (Floating Rate Trust -- Series L-65)
                                          VRDN 2.40% due 09/01/2005 (a)(b)........................................       41,000,000
                      18,200,000        Milwaukee, Wisconsin Redevelopment Authority Revenue
                                          (Cathedral Place Packing Facilities Project) VRDN 2.38%
                                          due 05/01/2025 (a)......................................................       18,200,000
                      15,425,000        Milwaukee, Wisconsin Redevelopment Authority Revenue
                                          (Milwaukee YMCA Project) DDN 2.35% due 07/01/2034 (a)...................       15,425,000
                      10,000,000        Milwaukee, Wisconsin Redevelopment Authority Revenue
                                          (University of Wisconsin -- Kenilworth Project) VRDN 2.35%
                                          due 09/01/2040 (a)......................................................       10,000,000
                       3,850,000        Milwaukee, Wisconsin Redevelopment Authority Revenue
                                          (Wisconsin Humane Society Inc. Project) VRDN 2.49%
                                          due 03/01/2019 (a)......................................................        3,850,000
                       2,690,000        Sturtevant, Wisconsin IDR (Andis Co. Project -- Series A)
                                          VRDN 2.48% due 12/01/2016 (a)...........................................        2,690,000
                       6,675,000        Verona, Wisconsin Area School District TRAN 3.00%
                                          due 08/25/2005..........................................................        6,680,845
                       2,900,000        Waukesha, Wisconsin Housing Authority Revenue (Hart Park
                                          Square Project) VRDN 2.50% due 03/01/2034 (a)...........................        2,900,000
                      12,745,000        West Allis, Wisconsin Revenue State Fair Park Exposition
                                          VRDN 2.38% due 08/01/2028 (a)...........................................       12,745,000
                       8,000,000        Wisconsin School District (Cash Flow Management Program
                                          Certificate Partnership -- Series A-1) TRAN 3.00%
                                          due 09/20/2005..........................................................        8,014,220
                       5,000,000        Wisconsin State (Eagle 2004-1009 A) VRDN 2.37%
                                          due 05/01/2008 (a)(b)...................................................        5,000,000
                       8,990,000        Wisconsin State (Putters -- Series 531) VRDN 2.37%
                                          due 11/01/2012 (a)(b)...................................................        8,990,000

                                                                39

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Wisconsin                               Wisconsin State GO CP:
(continued)      $    21,560,000          (Series 2000-B) 2.48% due 08/01/2005.................................... $     21,560,000
                      29,380,000          (Series 2000-C) 2.48% due 08/01/2005....................................       29,380,000
                      15,000,000          (Series 2000-C) 2.42% due 08/09/2005....................................       15,000,000
                      15,591,000          (Series 2000-C) 2.38% due 08/23/2005....................................       15,591,000
                       8,635,000          (Series 2002-A) 2.42% due 08/09/2005....................................        8,635,000
                      17,300,000          (Series 2002-A) 2.60% due 10/03/2005....................................       17,300,000
                      25,300,000          (Series 2004-A) 2.42% due 08/09/2005....................................       25,300,000
                      16,700,000          (Series 2004-A) 2.48% due 08/10/2005....................................       16,700,000
                      16,250,000          (Series 2004-A) 2.42% due 08/22/2005....................................       16,250,000
                      33,750,000          (Series 2004-A) 2.60% due 10/03/2005....................................       33,750,000
                      25,000,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Agnesian Healthcare Project) DDN 2.35%
                                          due 06/01/2033 (a)......................................................       25,000,000
                                        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Gunersen Lutheran) DDN:
                      12,560,000          (Series A) 2.30% due 12/01/2015 (a).....................................       12,560,000
                      30,645,000          (Series B) 2.30% due 12/01/2029 (a).....................................       30,645,000
                       1,750,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Hospicecare Holdings Inc.) VRDN 2.40%
                                          due 05/01/2030 (a)......................................................        1,750,000
                       7,000,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Lutheran College) VRDN 2.35% due 09/01/2031 (a)................        7,000,000
                      12,000,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Oakwood Village) VRDN 2.37% due 03/01/2035 (a).................       12,000,000
                       2,000,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Riverview Hospital) DDN 2.35% due 10/01/2030 (a)...............        2,000,000
                      18,450,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (SSM Health Care -- Series 98-B) DDN 2.35%
                                          due 12/01/2032 (a)......................................................       18,450,000
                      18,170,000        Wisconsin State Health & Educational Facilities Authority
                                          Revenue (Wisconsin Lutheran College Project) DDN 2.35%
                                          due 06/01/2033 (a)......................................................       18,170,000
                                        Wisconsin State Petroleum Inspection Fee Revenue Bonds CP:
                      50,000,000          2.35% due 08/02/2005....................................................       50,000,000
                      30,000,000          2.48% due 08/02/2005....................................................       30,000,000
                      16,300,000          2.42% due 08/09/2005....................................................       16,300,000
                      16,000,000          2.48% due 08/10/2005....................................................       16,000,000
                      30,000,000          2.40% due 08/23/2005....................................................       30,000,000
------------------------------------------------------------------------------------------------------------------------------------













                                                                40

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JULY 31, 2005 (UNAUDITED)
===================================================================================================================================
                                                                                                                         VALUE
                     FACE AMOUNT                            ISSUE                                                      (NOTE 1A)
===================================================================================================================================
Wyoming -- 0.1%                         Laramie County, Wyoming IDR (Cheyenne Light Fuel & Power
                                          Co.) VRDN:
                 $     3,500,000          (Series 97-B) 2.50% due 09/01/2021 (a).................................. $      3,500,000
                       5,000,000          (Series 97-A) 2.50% due 03/01/2027 (a)..................................        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENTS (COST $13,102,033,385) -- 99.4%......................... $ 13,660,920,435
------------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ASSETS LESS LIABILITIES -- 0.6%.....................................       89,183,557
------------------------------------------------------------------------------------------------------------------------------------
                                        NET ASSETS................................................................ $ 13,750,103,992
------------------------------------------------------------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at July 31,
    2005. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to
    $2,602,391,000 or 18.9% of net assets.


====================================================================================================================================
PORTFOLIO ABBREVIATIONS FOR MASTER INSTITUTIONAL TAX-EXEMPT FUND

BAN     Bond Anticipation Notes            GO      General Obligation                     S/F     Single Family
CP      Commercial Paper                   IDA     Industrial Development Authority       PCR     Pollution Control Revenue
DDN     Daily Demand Notes                 IDB     Industrial Development Board           RAN     Revenue Anticipation Notes
EDA     Economic Development Authority     IDC     Industrial Development Corporation     TAN     Tax Anticipation Notes
EDR     Economic Development Revenue       IDR     Industrial Development Revenue         TRAN    Tax Revenue Anticipation Notes
FXRDN   Fixed Rate Demand Notes            M/F     Multi-Family                           VRDN    Variable Rate Demand Notes

------------------------------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005

           By:    /s/ William Breen
                  -----------------
                  William Breen,
                  Chief Financial Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: September 23, 2005